UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08104
Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025

Item 1: Reports to Shareholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Active Bond Fund CLASS A - TOBAX

Touchstone Active Bond Fund CLASS C - TODCX

Touchstone Active Bond Fund CLASS Y - TOBYX

Touchstone Active Bond Fund INSTITUTIONAL CLASS - TOBIX

Touchstone Ares Credit Opportunities Fund CLASS A - TMARX

Touchstone Ares Credit Opportunities Fund CLASS C - TMACX

Touchstone Ares Credit Opportunities Fund CLASS Y - TMAYX

Touchstone Ares Credit Opportunities Fund INSTITUTIONAL CLASS - TARBX

Touchstone Ares Credit Opportunities Fund CLASS R6 - TARSX

Touchstone Dividend Equity Fund CLASS A - TQCAX

Touchstone Dividend Equity Fund CLASS C - TQCCX

Touchstone Dividend Equity Fund CLASS Y - TQCYX

Touchstone Dividend Equity Fund INSTITUTIONAL CLASS - TQCIX

Touchstone Dividend Equity Fund CLASS R6 - TQCRX

Touchstone High Yield Fund CLASS A - THYAX

Touchstone High Yield Fund CLASS C - THYCX

Touchstone High Yield Fund CLASS Y - THYYX

Touchstone High Yield Fund INSTITUTIONAL CLASS - THIYX

Touchstone Mid Cap Fund CLASS A - TMAPX

Touchstone Mid Cap Fund CLASS C - TMCJX

Touchstone Mid Cap Fund CLASS Y - TMCPX

Touchstone Mid Cap Fund CLASS Z - TMCTX

Touchstone Mid Cap Fund INSTITUTIONAL CLASS - TMPIX

Touchstone Mid Cap Fund CLASS R6 - TMPRX

Touchstone Mid Cap Value Fund CLASS A - TCVAX

Touchstone Mid Cap Value Fund CLASS C - TMFCX

Touchstone Mid Cap Value Fund CLASS Y - TCVYX

Touchstone Mid Cap Value Fund INSTITUTIONAL CLASS - TCVIX

Touchstone Sands Capital International Growth Equity Fund CLASS A - TPYAX

Touchstone Sands Capital International Growth Equity Fund CLASS C - TPYCX

Touchstone Sands Capital International Growth Equity Fund CLASS Y - TPYYX

Touchstone Sands Capital International Growth Equity Fund INSTITUTIONAL CLASS - TPYIX

Touchstone Sands Capital International Growth Equity Fund CLASS R6 - TPYRX

Touchstone Sands Capital Select Growth Fund CLASS A - TSNAX

Touchstone Sands Capital Select Growth Fund CLASS C - TSNCX

Touchstone Sands Capital Select Growth Fund CLASS Y - CFSIX

Touchstone Sands Capital Select Growth Fund CLASS Z - PTSGX

Touchstone Sands Capital Select Growth Fund INSTITUTIONAL CLASS - CISGX

Touchstone Sands Capital Select Growth Fund CLASS R6 - TSNRX

Touchstone Small Cap Fund CLASS A - TSFAX

Touchstone Small Cap Fund CLASS C - TSFCX

Touchstone Small Cap Fund CLASS Y - TSFYX

Touchstone Small Cap Fund INSTITUTIONAL CLASS - TSFIX

Touchstone Small Cap Value Fund CLASS A - TVOAX

Touchstone Small Cap Value Fund CLASS C - TVOCX

Touchstone Small Cap Value Fund CLASS Y - TVOYX

Touchstone Small Cap Value Fund INSTITUTIONAL CLASS - TVOIX

Touchstone Ultra Short Duration Fixed Income Fund CLASS A - TSDAX

Touchstone Ultra Short Duration Fixed Income Fund CLASS C - TSDCX

Touchstone Ultra Short Duration Fixed Income Fund CLASS S - SSSGX

Touchstone Ultra Short Duration Fixed Income Fund CLASS Y - TSYYX

Touchstone Ultra Short Duration Fixed Income Fund CLASS Z - TSDOX

Touchstone Ultra Short Duration Fixed Income Fund INSTITUTIONAL CLASS - TSDIX

Touchstone US Quality Bond Fund CLASS A - TCPAX

Touchstone US Quality Bond Fund CLASS C - TCPCX

Touchstone US Quality Bond Fund CLASS Y - TCPYX

Touchstone US Quality Bond Fund INSTITUTIONAL CLASS - TCPNX

Touchstone US Quality Bond Fund CLASS R6 - TIMPX

Touchstone Active Bond Fund
CLASS A | TOBAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Class A shares performance was 3.30% (excluding sales loads) for the reporting period.
Over the past 12 months, financial market volatility remained elevated amid shifting monetary policy, mixed economic data, geopolitical tensions, and evolving trade policies. Interest rates rose as investors adjusted to Federal Reserve (Fed) policy expectations. Credit spreads tightened overall, but briefly widened after tariff-related “Liberation Day” announcements, before quickly rebounding when the administration moderated its stance. However, the Fed began cutting rates in the third quarter of 2025, generally providing a tailwind for the fixed income market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Negative	Interest rates were volatile and, as a result, the Fund tactically adjusted duration positioning over the period. Over the past 12 months the aggregate impact from interest rate management was marginally negative to relative performance.
Sector Allocation	Positive	Over the past 12 months, the Fund’s overweight in Investment Grade Corporate Credit and the addition of high yield corporates in April during tariff volatility both contributed to relative outperformance.
Security Selection	Positive	Security selection within investment grade corporates and securitized products contributed to relative outperformance.
The Fund increased its allocation to high yield corporates in April amid volatility surrounding tariff announcements. Other sector changes have been marginal while the Fund has moved up in quality within investment grade corporates and securitized products as spreads were at historically tight levels and the risk/reward was skewed to the downside.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-0.02%	-0.58%	1.86%
Class A - excluding sales load	3.30%	0.08%	2.36%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$272,335,428
Total number of portfolio holdings	574
Total advisory fees paid	$939,086
Portfolio turnover rate	171%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	45.2%
U.S. Treasury Obligations	16.1%
Non-Agency Collateralized Mortgage Obligations	9.7%
U.S. Government Mortgage-Backed Obligations	7.1%
Agency Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.5%
Sovereign Government Obligations	0.8%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	1.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.3%
AA/Aa	16.5%
A/A	16.3%
BBB/Baa	22.7%
BB/Ba	4.4%
B/B	1.7%
Not Rated	7.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TOBAX-2509
Touchstone Active Bond Fund
CLASS C | TODCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.52%
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Class C shares performance was 2.62% (excluding sales loads) for the reporting period.
Over the past 12 months, financial market volatility remained elevated amid shifting monetary policy, mixed economic data, geopolitical tensions, and evolving trade policies. Interest rates rose as investors adjusted to Federal Reserve (Fed) policy expectations. Credit spreads tightened overall, but briefly widened after tariff-related “Liberation Day” announcements, before quickly rebounding when the administration moderated its stance. However, the Fed began cutting rates in the third quarter of 2025, generally providing a tailwind for the fixed income market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Negative	Interest rates were volatile and, as a result, the Fund tactically adjusted duration positioning over the period. Over the past 12 months the aggregate impact from interest rate management was marginally negative to relative performance.
Sector Allocation	Positive	Over the past 12 months, the Fund’s overweight in Investment Grade Corporate Credit and the addition of high yield corporates in April during tariff volatility both contributed to relative outperformance.
Security Selection	Positive	Security selection within investment grade corporates and securitized products contributed to relative outperformance.
The Fund increased its allocation to high yield corporates in April amid volatility surrounding tariff announcements. Other sector changes have been marginal while the Fund has moved up in quality within investment grade corporates and securitized products as spreads were at historically tight levels and the risk/reward was skewed to the downside.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	1.63%	-0.63%	1.75%
Class C - excluding sales load	2.62%	-0.63%	1.75%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$272,335,428
Total number of portfolio holdings	574
Total advisory fees paid	$939,086
Portfolio turnover rate	171%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	45.2%
U.S. Treasury Obligations	16.1%
Non-Agency Collateralized Mortgage Obligations	9.7%
U.S. Government Mortgage-Backed Obligations	7.1%
Agency Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.5%
Sovereign Government Obligations	0.8%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	1.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.3%
AA/Aa	16.5%
A/A	16.3%
BBB/Baa	22.7%
BB/Ba	4.4%
B/B	1.7%
Not Rated	7.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TODCX-2509
Touchstone Active Bond Fund
CLASS Y | TOBYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$59	0.58%
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Class Y shares performance was 3.56% for the reporting period.
Over the past 12 months, financial market volatility remained elevated amid shifting monetary policy, mixed economic data, geopolitical tensions, and evolving trade policies. Interest rates rose as investors adjusted to Federal Reserve (Fed) policy expectations. Credit spreads tightened overall, but briefly widened after tariff-related “Liberation Day” announcements, before quickly rebounding when the administration moderated its stance. However, the Fed began cutting rates in the third quarter of 2025, generally providing a tailwind for the fixed income market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Negative	Interest rates were volatile and, as a result, the Fund tactically adjusted duration positioning over the period. Over the past 12 months the aggregate impact from interest rate management was marginally negative to relative performance.
Sector Allocation	Positive	Over the past 12 months, the Fund’s overweight in Investment Grade Corporate Credit and the addition of high yield corporates in April during tariff volatility both contributed to relative outperformance.
Security Selection	Positive	Security selection within investment grade corporates and securitized products contributed to relative outperformance.
The Fund increased its allocation to high yield corporates in April amid volatility surrounding tariff announcements. Other sector changes have been marginal while the Fund has moved up in quality within investment grade corporates and securitized products as spreads were at historically tight levels and the risk/reward was skewed to the downside.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	3.56%	0.33%	2.61%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$272,335,428
Total number of portfolio holdings	574
Total advisory fees paid	$939,086
Portfolio turnover rate	171%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	45.2%
U.S. Treasury Obligations	16.1%
Non-Agency Collateralized Mortgage Obligations	9.7%
U.S. Government Mortgage-Backed Obligations	7.1%
Agency Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.5%
Sovereign Government Obligations	0.8%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	1.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.3%
AA/Aa	16.5%
A/A	16.3%
BBB/Baa	22.7%
BB/Ba	4.4%
B/B	1.7%
Not Rated	7.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TOBYX-2509
Touchstone Active Bond Fund
INSTITUTIONAL CLASS | TOBIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.50%
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Institutional Class shares performance was 3.66% for the reporting period.
Over the past 12 months, financial market volatility remained elevated amid shifting monetary policy, mixed economic data, geopolitical tensions, and evolving trade policies. Interest rates rose as investors adjusted to Federal Reserve (Fed) policy expectations. Credit spreads tightened overall, but briefly widened after tariff-related “Liberation Day” announcements, before quickly rebounding when the administration moderated its stance. However, the Fed began cutting rates in the third quarter of 2025, generally providing a tailwind for the fixed income market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Negative	Interest rates were volatile and, as a result, the Fund tactically adjusted duration positioning over the period. Over the past 12 months the aggregate impact from interest rate management was marginally negative to relative performance.
Sector Allocation	Positive	Over the past 12 months, the Fund’s overweight in Investment Grade Corporate Credit and the addition of high yield corporates in April during tariff volatility both contributed to relative outperformance.
Security Selection	Positive	Security selection within investment grade corporates and securitized products contributed to relative outperformance.
The Fund increased its allocation to high yield corporates in April amid volatility surrounding tariff announcements. Other sector changes have been marginal while the Fund has moved up in quality within investment grade corporates and securitized products as spreads were at historically tight levels and the risk/reward was skewed to the downside.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	3.66%	0.42%	2.70%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$272,335,428
Total number of portfolio holdings	574
Total advisory fees paid	$939,086
Portfolio turnover rate	171%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	45.2%
U.S. Treasury Obligations	16.1%
Non-Agency Collateralized Mortgage Obligations	9.7%
U.S. Government Mortgage-Backed Obligations	7.1%
Agency Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.5%
Sovereign Government Obligations	0.8%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	1.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.3%
AA/Aa	16.5%
A/A	16.3%
BBB/Baa	22.7%
BB/Ba	4.4%
B/B	1.7%
Not Rated	7.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TOBIX-2509
Touchstone Ares Credit Opportunities Fund
CLASS A | TMARX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.01%
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class A shares performance was 6.60% (excluding sales loads) for the reporting period.
During the 12-month period ended September 30, 2025, high yield bonds, as measured by the ICE BofA U.S. High Yield Constrained Index, returned 7.23% due to generally supportive macroeconomic data, resilient corporate fundamentals, firm market technicals and towards period end, a supportive Federal Reserve policy.
Though market volatility increased ahead of the tariff related “Liberation Day” announcements in April 2025, market conditions improved swiftly as details regarding trade policy emerged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Individual credit selection	Positive	High yield bonds, bank loans and post reorganization equities contributed positively to returns.
Collateralized Loan Obligation (“CLO”) securities	Positive	The allocation to CLO securities contributed to returns and preserved an attractive income profile in a diversified manner.
Market Hedges	Negative	While beneficial during periods of volatility, market hedges detracted from performance over the 12-month period amid broader risk off sentiment.
The allocation to bank loans was reduced in favor of high yield bonds as part of a broader de-risking agenda earlier in 2025. The Fund preserved this stance throughout the 12-month period amid expectations of lower interest rates and tight credit spreads across both asset classes.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	3.12%	6.03%	5.30%
Class A - excluding sales load	6.60%	6.74%	5.93%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index	7.23%	5.53%	6.06%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$880,257,333
Total number of portfolio holdings	424
Total advisory fees paid	$4,397,252
Portfolio turnover rate	47%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	81.8%
Bank Loans	8.4%
Asset-Backed Securities	3.5%
Common Stocks	1.6%
Warrants	0.1%
Purchased Options	0.0%
Short-Term Investment Funds	5.2%
Other Assets/Liabilities (Net)	(0.6)%
Securities Sold Short	0.0%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	6.5%
BB/Ba	42.2%
B/B	33.8%
CCC	10.2%
CC	0.1%
Not Rated	7.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, the expense limitation for Class A was reduced to 0.99% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TMARX-2509
Touchstone Ares Credit Opportunities Fund
CLASS C | TMACX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.62%
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class C shares performance was 6.02% (excluding sales loads) for the reporting period.
During the 12-month period ended September 30, 2025, high yield bonds, as measured by the ICE BofA U.S. High Yield Constrained Index, returned 7.23% due to generally supportive macroeconomic data, resilient corporate fundamentals, firm market technicals and towards period end, a supportive Federal Reserve policy.
Though market volatility increased ahead of the tariff related “Liberation Day” announcements in April 2025, market conditions improved swiftly as details regarding trade policy emerged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Individual credit selection	Positive	High yield bonds, bank loans and post reorganization equities contributed positively to returns.
Collateralized Loan Obligation (“CLO”) securities	Positive	The allocation to CLO securities contributed to returns and preserved an attractive income profile in a diversified manner.
Market Hedges	Negative	While beneficial during periods of volatility, market hedges detracted from performance over the 12-month period amid broader risk off sentiment.
The allocation to bank loans was reduced in favor of high yield bonds as part of a broader de-risking agenda earlier in 2025. The Fund preserved this stance throughout the 12-month period amid expectations of lower interest rates and tight credit spreads across both asset classes.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	5.03%	6.21%	5.42%
Class C - excluding sales load	6.02%	6.21%	5.42%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index	7.23%	5.53%	6.06%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$880,257,333
Total number of portfolio holdings	424
Total advisory fees paid	$4,397,252
Portfolio turnover rate	47%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	81.8%
Bank Loans	8.4%
Asset-Backed Securities	3.5%
Common Stocks	1.6%
Warrants	0.1%
Purchased Options	0.0%
Short-Term Investment Funds	5.2%
Other Assets/Liabilities (Net)	(0.6)%
Securities Sold Short	0.0%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	6.5%
BB/Ba	42.2%
B/B	33.8%
CCC	10.2%
CC	0.1%
Not Rated	7.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, on January 29, 2025, the expense limitation for Class C was increased to 1.71% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TMACX-2509

Touchstone Ares Credit Opportunities Fund
CLASS Y | TMAYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.79%
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class Y shares performance was 6.93% for the reporting period.
During the 12-month period ended September 30, 2025, high yield bonds, as measured by the ICE BofA U.S. High Yield Constrained Index, returned 7.23% due to generally supportive macroeconomic data, resilient corporate fundamentals, firm market technicals and towards period end, a supportive Federal Reserve policy.
Though market volatility increased ahead of the tariff related “Liberation Day” announcements in April 2025, market conditions improved swiftly as details regarding trade policy emerged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Individual credit selection	Positive	High yield bonds, bank loans and post reorganization equities contributed positively to returns.
Collateralized Loan Obligation (“CLO”) securities	Positive	The allocation to CLO securities contributed to returns and preserved an attractive income profile in a diversified manner.
Market Hedges	Negative	While beneficial during periods of volatility, market hedges detracted from performance over the 12-month period amid broader risk off sentiment.
The allocation to bank loans was reduced in favor of high yield bonds as part of a broader de-risking agenda earlier in 2025. The Fund preserved this stance throughout the 12-month period amid expectations of lower interest rates and tight credit spreads across both asset classes.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	6.93%	6.97%	6.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index	7.23%	5.53%	6.06%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$880,257,333
Total number of portfolio holdings	424
Total advisory fees paid	$4,397,252
Portfolio turnover rate	47%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	81.8%
Bank Loans	8.4%
Asset-Backed Securities	3.5%
Common Stocks	1.6%
Warrants	0.1%
Purchased Options	0.0%
Short-Term Investment Funds	5.2%
Other Assets/Liabilities (Net)	(0.6)%
Securities Sold Short	0.0%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	6.5%
BB/Ba	42.2%
B/B	33.8%
CCC	10.2%
CC	0.1%
Not Rated	7.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, the expense limitation for Class Y was reduced to 0.76% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TMAYX-2509

Touchstone Ares Credit Opportunities Fund
INSTITUTIONAL CLASS | TARBX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.68%
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Institutional Class shares performance was 6.98% for the reporting period.
During the 12-month period ended September 30, 2025, high yield bonds, as measured by the ICE BofA U.S. High Yield Constrained Index, returned 7.23% due to generally supportive macroeconomic data, resilient corporate fundamentals, firm market technicals and towards period end, a supportive Federal Reserve policy.
Though market volatility increased ahead of the tariff related “Liberation Day” announcements in April 2025, market conditions improved swiftly as details regarding trade policy emerged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Individual credit selection	Positive	High yield bonds, bank loans and post reorganization equities contributed positively to returns.
Collateralized Loan Obligation (“CLO”) securities	Positive	The allocation to CLO securities contributed to returns and preserved an attractive income profile in a diversified manner.
Market Hedges	Negative	While beneficial during periods of volatility, market hedges detracted from performance over the 12-month period amid broader risk off sentiment.
The allocation to bank loans was reduced in favor of high yield bonds as part of a broader de-risking agenda earlier in 2025. The Fund preserved this stance throughout the 12-month period amid expectations of lower interest rates and tight credit spreads across both asset classes.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	6.98%	7.07%	6.27%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index	7.23%	5.53%	6.06%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$880,257,333
Total number of portfolio holdings	424
Total advisory fees paid	$4,397,252
Portfolio turnover rate	47%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	81.8%
Bank Loans	8.4%
Asset-Backed Securities	3.5%
Common Stocks	1.6%
Warrants	0.1%
Purchased Options	0.0%
Short-Term Investment Funds	5.2%
Other Assets/Liabilities (Net)	(0.6)%
Securities Sold Short	0.0%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	6.5%
BB/Ba	42.2%
B/B	33.8%
CCC	10.2%
CC	0.1%
Not Rated	7.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, the expense limitation for Institutional Class was reduced to 0.65% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TARBX-2509

Touchstone Ares Credit Opportunities Fund
CLASS R6 | TARSX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period May 19, 2025 (commencement of operations) to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59[1]	0.58%
[1]	Based on operations for the period May 19, 2025 (commencement of operations) to September 30, 2025. Expenses for a full reporting period would be higher.
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class R6 shares performance was 6.77% for the reporting period.
During the 12-month period ended September 30, 2025, high yield bonds, as measured by the ICE BofA U.S. High Yield Constrained Index, returned 7.23% due to generally supportive macroeconomic data, resilient corporate fundamentals, firm market technicals and towards period end, a supportive Federal Reserve policy.
Though market volatility increased ahead of the tariff related “Liberation Day” announcements in April 2025, market conditions improved swiftly as details regarding trade policy emerged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Individual credit selection	Positive	High yield bonds, bank loans and post reorganization equities contributed positively to returns.
Collateralized Loan Obligation (“CLO”) securities	Positive	The allocation to CLO securities contributed to returns and preserved an attractive income profile in a diversified manner.
Market Hedges	Negative	While beneficial during periods of volatility, market hedges detracted from performance over the 12-month period amid broader risk off sentiment.
The allocation to bank loans was reduced in favor of high yield bonds as part of a broader de-risking agenda earlier in 2025. The Fund preserved this stance throughout the 12-month period amid expectations of lower interest rates and tight credit spreads across both asset classes.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	6.77%	6.77%	5.95%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index	7.23%	5.53%	6.06%
[1]	The inception date was May 19, 2025. Performance information was calculated using the historical performance of Class A shares for the periods prior to May 19, 2025.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$880,257,333
Total number of portfolio holdings	424
Total advisory fees paid	$4,397,252
Portfolio turnover rate	47%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	81.8%
Bank Loans	8.4%
Asset-Backed Securities	3.5%
Common Stocks	1.6%
Warrants	0.1%
Purchased Options	0.0%
Short-Term Investment Funds	5.2%
Other Assets/Liabilities (Net)	(0.6)%
Securities Sold Short	0.0%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	6.5%
BB/Ba	42.2%
B/B	33.8%
CCC	10.2%
CC	0.1%
Not Rated	7.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TARSX-2509

Touchstone Dividend Equity Fund
CLASS A | TQCAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.99%
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class A shares performance was 10.78% (excluding sales loads) for the reporting period.
Equity markets advanced meaningfully over the 12-month period as resilient economic growth, moderating inflation, and a still-strong labor market supported investor sentiment. Continued enthusiasm around artificial intelligence further fueled gains, particularly within Information Technology and other growth-oriented sectors, driving the Russell 1000® Value Index to a 9.44% gain over the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology (“IT”) Stocks	Positive	Strong performance from IT sector stocks in the Fund was the main driver of relative outperformance.
IT and Health Care sectors	Positive	Overweight exposure to the IT sector and an underweight to the Health Care sector added to relative performance.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
Positioning over the year remained generally consistent, with a modest reduction of Health Care and increase in Communication Services and Financials.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	5.22%	10.42%	7.93%
Class A - excluding sales load	10.78%	11.73%	8.57%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.88%	10.72%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$2,400,422,480
Total number of portfolio holdings	90
Total advisory fees paid	$12,332,078
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	22.2%
Financials	16.0%
Health Care	11.4%
Industrials	10.2%
Communication Services	9.1%
Consumer Discretionary	7.8%
Consumer Staples	6.6%
Energy	5.1%
Materials	4.4%
Utilities	4.2%
Real Estate	2.7%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TQCAX-2509
Touchstone Dividend Equity Fund
CLASS C | TQCCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.69%
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class C shares performance was 10.05% (excluding sales loads) for the reporting period.
Equity markets advanced meaningfully over the 12-month period as resilient economic growth, moderating inflation, and a still-strong labor market supported investor sentiment. Continued enthusiasm around artificial intelligence further fueled gains, particularly within Information Technology and other growth-oriented sectors, driving the Russell 1000® Value Index to a 9.44% gain over the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology (“IT”) Stocks	Positive	Strong performance from IT sector stocks in the Fund was the main driver of relative outperformance.
IT and Health Care sectors	Positive	Overweight exposure to the IT sector and an underweight to the Health Care sector added to relative performance.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
Positioning over the year remained generally consistent, with a modest reduction of Health Care and increase in Communication Services and Financials.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	9.05%	10.97%	7.85%
Class C - excluding sales load	10.05%	10.97%	7.85%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.88%	10.72%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$2,400,422,480
Total number of portfolio holdings	90
Total advisory fees paid	$12,332,078
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	22.2%
Financials	16.0%
Health Care	11.4%
Industrials	10.2%
Communication Services	9.1%
Consumer Discretionary	7.8%
Consumer Staples	6.6%
Energy	5.1%
Materials	4.4%
Utilities	4.2%
Real Estate	2.7%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TQCCX-2509
Touchstone Dividend Equity Fund
CLASS Y | TQCYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$80	0.76%
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class Y shares performance was 11.06% for the reporting period.
Equity markets advanced meaningfully over the 12-month period as resilient economic growth, moderating inflation, and a still-strong labor market supported investor sentiment. Continued enthusiasm around artificial intelligence further fueled gains, particularly within Information Technology and other growth-oriented sectors, driving the Russell 1000® Value Index to a 9.44% gain over the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology (“IT”) Stocks	Positive	Strong performance from IT sector stocks in the Fund was the main driver of relative outperformance.
IT and Health Care sectors	Positive	Overweight exposure to the IT sector and an underweight to the Health Care sector added to relative performance.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
Positioning over the year remained generally consistent, with a modest reduction of Health Care and increase in Communication Services and Financials.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	11.06%	11.98%	8.81%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.88%	10.72%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$2,400,422,480
Total number of portfolio holdings	90
Total advisory fees paid	$12,332,078
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	22.2%
Financials	16.0%
Health Care	11.4%
Industrials	10.2%
Communication Services	9.1%
Consumer Discretionary	7.8%
Consumer Staples	6.6%
Energy	5.1%
Materials	4.4%
Utilities	4.2%
Real Estate	2.7%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TQCYX-2509
Touchstone Dividend Equity Fund
INSTITUTIONAL CLASS | TQCIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.66%
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Institutional Class shares performance was 11.18% for the reporting period.
Equity markets advanced meaningfully over the 12-month period as resilient economic growth, moderating inflation, and a still-strong labor market supported investor sentiment. Continued enthusiasm around artificial intelligence further fueled gains, particularly within Information Technology and other growth-oriented sectors, driving the Russell 1000® Value Index to a 9.44% gain over the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology (“IT”) Stocks	Positive	Strong performance from IT sector stocks in the Fund was the main driver of relative outperformance.
IT and Health Care sectors	Positive	Overweight exposure to the IT sector and an underweight to the Health Care sector added to relative performance.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
Positioning over the year remained generally consistent, with a modest reduction of Health Care and increase in Communication Services and Financials.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
Institutional Class	11.18%	9.64%
Russell 3000® Index	17.41%	11.84%
Russell 1000® Value Index	9.44%	9.17%
[1]	The inception date was July 19, 2021. The returns of the indexes listed above are based on the inception date of the Class.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$2,400,422,480
Total number of portfolio holdings	90
Total advisory fees paid	$12,332,078
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	22.2%
Financials	16.0%
Health Care	11.4%
Industrials	10.2%
Communication Services	9.1%
Consumer Discretionary	7.8%
Consumer Staples	6.6%
Energy	5.1%
Materials	4.4%
Utilities	4.2%
Real Estate	2.7%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TQCIX-2509
Touchstone Dividend Equity Fund
CLASS R6 | TQCRX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.65%
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class R6 shares performance was 11.18% for the reporting period.
Equity markets advanced meaningfully over the 12-month period as resilient economic growth, moderating inflation, and a still-strong labor market supported investor sentiment. Continued enthusiasm around artificial intelligence further fueled gains, particularly within Information Technology and other growth-oriented sectors, driving the Russell 1000® Value Index to a 9.44% gain over the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology (“IT”) Stocks	Positive	Strong performance from IT sector stocks in the Fund was the main driver of relative outperformance.
IT and Health Care sectors	Positive	Overweight exposure to the IT sector and an underweight to the Health Care sector added to relative performance.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
Positioning over the year remained generally consistent, with a modest reduction of Health Care and increase in Communication Services and Financials.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
Class R6	11.18%	9.29%
Russell 3000® Index	17.41%	11.10%
Russell 1000® Value Index	9.44%	8.40%
[1]	The inception date was August 2, 2021. The returns of the indexes listed above are based on the inception date of the Class.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$2,400,422,480
Total number of portfolio holdings	90
Total advisory fees paid	$12,332,078
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	22.2%
Financials	16.0%
Health Care	11.4%
Industrials	10.2%
Communication Services	9.1%
Consumer Discretionary	7.8%
Consumer Staples	6.6%
Energy	5.1%
Materials	4.4%
Utilities	4.2%
Real Estate	2.7%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TQCRX-2509
Touchstone High Yield Fund
CLASS A | THYAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.04%
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class A shares performance was 5.94% (excluding sales loads) for the reporting period.
Idiosyncratic risk was the most paramount risk within high yield throughout the 12-month period. Returns on CCC rated securities dominated higher quality holdings over the period. Overall, the market had a healthy return period with all sectors providing a positive return in the period with the exception of Railroads.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
CCC allocation	Negative	The Fund's historical underweight to CCC was a large detractor.
Altice France	Positive	Our overweight to the distressed name helped relative performance as it rebounded on positive restructuring news.
Wirelines sector	Negative	The Wirelines sector was a strong performer on the artificial intelligence theme and asset-backed securities transactions and the Fund's underweight hurt performance.
The Fund’s largest increases in sector allocations were in Building Materials (+278 basis points(“bps”)), Electric Utilities (+159bps), and Property & Casualty (+148bps). The largest decreases were in Independent Energy (-265bps), Automotive (-172bps), and Retailers (-170bps). The Fund decreased allocations to somewhat more cyclical sectors and increased exposure to more non-cyclical sectors with strong balance sheets as rates increased, economic growth became more uncertain, and spreads were within their tightest deciles.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	2.54%	3.95%	4.21%
Class A - excluding sales load	5.94%	4.63%	4.73%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA High Yield Cash Pay Index	7.23%	5.50%	6.06%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$107,292,365
Total number of portfolio holdings	159
Total advisory fees paid	$579,586
Portfolio turnover rate	47%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	96.9%
Short-Term Investment Funds	3.9%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	16.0%
BB/Ba	48.8%
B/B	29.7%
CCC	3.8%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-THYAX-2509
Touchstone High Yield Fund
CLASS C | THYCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.76%
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class C shares performance was 5.07% (excluding sales loads) for the reporting period.
Idiosyncratic risk was the most paramount risk within high yield throughout the 12-month period. Returns on CCC rated securities dominated higher quality holdings over the period. Overall, the market had a healthy return period with all sectors providing a positive return in the period with the exception of Railroads.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
CCC allocation	Negative	The Fund's historical underweight to CCC was a large detractor.
Altice France	Positive	Our overweight to the distressed name helped relative performance as it rebounded on positive restructuring news.
Wirelines sector	Negative	The Wirelines sector was a strong performer on the artificial intelligence theme and asset-backed securities transactions and the Fund's underweight hurt performance.
The Fund’s largest increases in sector allocations were in Building Materials (+278 basis points(“bps”)), Electric Utilities (+159bps), and Property & Casualty (+148bps). The largest decreases were in Independent Energy (-265bps), Automotive (-172bps), and Retailers (-170bps). The Fund decreased allocations to somewhat more cyclical sectors and increased exposure to more non-cyclical sectors with strong balance sheets as rates increased, economic growth became more uncertain, and spreads were within their tightest deciles.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	4.08%	3.82%	4.10%
Class C - excluding sales load	5.07%	3.82%	4.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA High Yield Cash Pay Index	7.23%	5.50%	6.06%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$107,292,365
Total number of portfolio holdings	159
Total advisory fees paid	$579,586
Portfolio turnover rate	47%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	96.9%
Short-Term Investment Funds	3.9%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	16.0%
BB/Ba	48.8%
B/B	29.7%
CCC	3.8%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-THYCX-2509
Touchstone High Yield Fund
CLASS Y | THYYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.80%
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class Y shares performance was 6.25% for the reporting period.
Idiosyncratic risk was the most paramount risk within high yield throughout the 12-month period. Returns on CCC rated securities dominated higher quality holdings over the period. Overall, the market had a healthy return period with all sectors providing a positive return in the period with the exception of Railroads.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
CCC allocation	Negative	The Fund's historical underweight to CCC was a large detractor.
Altice France	Positive	Our overweight to the distressed name helped relative performance as it rebounded on positive restructuring news.
Wirelines sector	Negative	The Wirelines sector was a strong performer on the artificial intelligence theme and asset-backed securities transactions and the Fund's underweight hurt performance.
The Fund’s largest increases in sector allocations were in Building Materials (+278 basis points(“bps”)), Electric Utilities (+159bps), and Property & Casualty (+148bps). The largest decreases were in Independent Energy (-265bps), Automotive (-172bps), and Retailers (-170bps). The Fund decreased allocations to somewhat more cyclical sectors and increased exposure to more non-cyclical sectors with strong balance sheets as rates increased, economic growth became more uncertain, and spreads were within their tightest deciles.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	6.25%	4.89%	4.99%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA High Yield Cash Pay Index	7.23%	5.50%	6.06%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$107,292,365
Total number of portfolio holdings	159
Total advisory fees paid	$579,586
Portfolio turnover rate	47%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	96.9%
Short-Term Investment Funds	3.9%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	16.0%
BB/Ba	48.8%
B/B	29.7%
CCC	3.8%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-THYYX-2509

Touchstone High Yield Fund
INSTITUTIONAL CLASS | THIYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.72%
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Institutional Class shares performance was 6.34% for the reporting period.
Idiosyncratic risk was the most paramount risk within high yield throughout the 12-month period. Returns on CCC rated securities dominated higher quality holdings over the period. Overall, the market had a healthy return period with all sectors providing a positive return in the period with the exception of Railroads.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
CCC allocation	Negative	The Fund's historical underweight to CCC was a large detractor.
Altice France	Positive	Our overweight to the distressed name helped relative performance as it rebounded on positive restructuring news.
Wirelines sector	Negative	The Wirelines sector was a strong performer on the artificial intelligence theme and asset-backed securities transactions and the Fund's underweight hurt performance.
The Fund’s largest increases in sector allocations were in Building Materials (+278 basis points(“bps”)), Electric Utilities (+159bps), and Property & Casualty (+148bps). The largest decreases were in Independent Energy (-265bps), Automotive (-172bps), and Retailers (-170bps). The Fund decreased allocations to somewhat more cyclical sectors and increased exposure to more non-cyclical sectors with strong balance sheets as rates increased, economic growth became more uncertain, and spreads were within their tightest deciles.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	6.34%	4.98%	5.08%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA High Yield Cash Pay Index	7.23%	5.50%	6.06%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$107,292,365
Total number of portfolio holdings	159
Total advisory fees paid	$579,586
Portfolio turnover rate	47%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	96.9%
Short-Term Investment Funds	3.9%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	16.0%
BB/Ba	48.8%
B/B	29.7%
CCC	3.8%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-THIYX-2509

Touchstone Mid Cap Fund
CLASS A | TMAPX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.18%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class A shares performance was (0.34)% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-5.32%	7.95%	10.21%
Class A - excluding sales load	-0.34%	9.06%	10.87%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TMAPX-2509

Touchstone Mid Cap Fund
CLASS C | TMCJX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.93%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class C shares performance was (1.10)% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	-2.06%	8.27%	10.22%
Class C - excluding sales load	-1.10%	8.27%	10.22%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TMCJX-2509
Touchstone Mid Cap Fund
CLASS Y | TMCPX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.92%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class Y shares performance was (0.09)% for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	-0.09%	9.36%	11.16%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TMCPX-2509
Touchstone Mid Cap Fund
CLASS Z | TMCTX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$123	1.23%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class Z shares performance was (0.40)% for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	-0.40%	9.04%	10.86%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TMCTX-2509
Touchstone Mid Cap Fund
INSTITUTIONAL CLASS | TMPIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.87%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Institutional Class shares performance was (0.04)% for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	-0.04%	9.43%	11.23%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TMPIX-2509
Touchstone Mid Cap Fund
CLASS R6 | TMPRX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.81%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class R6 shares performance was 0.01% for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	0.01%	9.49%	11.22%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%
[1]	The inception date was February 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to February 22, 2021.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TMPRX-2509
Touchstone Mid Cap Value Fund
CLASS A | TCVAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.22%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class A shares performance was 4.63% (excluding sales loads) for the reporting period.
For the 12 months ending September 30, 2025, market conditions were challenging for the Fund's investment approach, with no clear style factor trends within the Russell Midcap® Value Index across metrics such as price to earnings ratio, beta, return on equity, or market capitalization. The best-performing benchmark sectors were Communication Services, Energy, Financials, and Information Technology, while Health Care, Materials, and Consumer Staples lagged the benchmark’s 7.58% overall return.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care stocks	Positive	Strong stock selection in an underperforming sector, particularly within the Fund’s portfolio Health Care Providers and Services Industry exposure, contributed to relative performance.
Utilities stocks & sector	Positive	The Fund’s portfolio benefited from good stock selection and its overweight to an outperforming sector. Several of the Fund’s holdings traded higher as the perceived beneficiaries from artificial intelligence data center energy needs.
Consumer Discretionary stocks	Negative	Weakness stemmed from positions in LKQ Corporation (LKQ) and Columbia Sportswear Company (Columbia). LKQ faced soft repair volumes as rising auto insurance rates discouraged vehicle repairs, while Columbia struggled with weak results, increased competition, and pricing pressure in the mid-to-low market segment. The Fund exited the Columbia position in August 2025.
Energy stocks	Negative	The Energy sector underperformed due to weakness in exploration and production holdings. ChampionX Corp (CHX) was the largest detractor after Schlumberger Ltd. (SLB) announced an all-equity acquisition. As SLB shares fell on reduced activity in its core North American and international markets, CHX declined accordingly.
The Fund remained underweight in Real Estate and Communication Services and overweight in Utilities and Health Care, reflecting the sub-adviser's sector-specific opportunity outlook.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-0.61%	10.44%	8.02%
Class A - excluding sales load	4.63%	11.58%	8.67%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Value Index	7.58%	13.66%	9.96%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$554,538,934
Total number of portfolio holdings	72
Total advisory fees paid	$4,104,383
Portfolio turnover rate	32%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	18.7%
Industrials	18.6%
Information Technology	11.4%
Health Care	10.2%
Utilities	10.2%
Consumer Discretionary	6.8%
Consumer Staples	6.4%
Materials	5.6%
Real Estate	5.6%
Energy	4.9%
Exchange-Traded Fund	1.0%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Class A was reduced to 1.15% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TCVAX-2509
Touchstone Mid Cap Value Fund
CLASS C | TMFCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.92%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class C shares performance was 3.90% (excluding sales loads) for the reporting period.
For the 12 months ending September 30, 2025, market conditions were challenging for the Fund's investment approach, with no clear style factor trends within the Russell Midcap® Value Index across metrics such as price to earnings ratio, beta, return on equity, or market capitalization. The best-performing benchmark sectors were Communication Services, Energy, Financials, and Information Technology, while Health Care, Materials, and Consumer Staples lagged the benchmark’s 7.58% overall return.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care stocks	Positive	Strong stock selection in an underperforming sector, particularly within the Fund’s portfolio Health Care Providers and Services Industry exposure, contributed to relative performance.
Utilities stocks & sector	Positive	The Fund’s portfolio benefited from good stock selection and its overweight to an outperforming sector. Several of the Fund’s holdings traded higher as the perceived beneficiaries from artificial intelligence data center energy needs.
Consumer Discretionary stocks	Negative	Weakness stemmed from positions in LKQ Corporation (LKQ) and Columbia Sportswear Company (Columbia). LKQ faced soft repair volumes as rising auto insurance rates discouraged vehicle repairs, while Columbia struggled with weak results, increased competition, and pricing pressure in the mid-to-low market segment. The Fund exited the Columbia position in August 2025.
Energy stocks	Negative	The Energy sector underperformed due to weakness in exploration and production holdings. ChampionX Corp (CHX) was the largest detractor after Schlumberger Ltd. (SLB) announced an all-equity acquisition. As SLB shares fell on reduced activity in its core North American and international markets, CHX declined accordingly.
The Fund remained underweight in Real Estate and Communication Services and overweight in Utilities and Health Care, reflecting the sub-adviser's sector-specific opportunity outlook.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	2.91%	10.76%	8.03%
Class C - excluding sales load	3.90%	10.76%	8.03%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Value Index	7.58%	13.66%	9.96%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$554,538,934
Total number of portfolio holdings	72
Total advisory fees paid	$4,104,383
Portfolio turnover rate	32%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	18.7%
Industrials	18.6%
Information Technology	11.4%
Health Care	10.2%
Utilities	10.2%
Consumer Discretionary	6.8%
Consumer Staples	6.4%
Materials	5.6%
Real Estate	5.6%
Energy	4.9%
Exchange-Traded Fund	1.0%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Class C was reduced to 1.90% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TMFCX-2509
Touchstone Mid Cap Value Fund
CLASS Y | TCVYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$100	0.98%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class Y shares performance was 4.87% for the reporting period.
For the 12 months ending September 30, 2025, market conditions were challenging for the Fund's investment approach, with no clear style factor trends within the Russell Midcap® Value Index across metrics such as price to earnings ratio, beta, return on equity, or market capitalization. The best-performing benchmark sectors were Communication Services, Energy, Financials, and Information Technology, while Health Care, Materials, and Consumer Staples lagged the benchmark’s 7.58% overall return.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care stocks	Positive	Strong stock selection in an underperforming sector, particularly within the Fund’s portfolio Health Care Providers and Services Industry exposure, contributed to relative performance.
Utilities stocks & sector	Positive	The Fund’s portfolio benefited from good stock selection and its overweight to an outperforming sector. Several of the Fund’s holdings traded higher as the perceived beneficiaries from artificial intelligence data center energy needs.
Consumer Discretionary stocks	Negative	Weakness stemmed from positions in LKQ Corporation (LKQ) and Columbia Sportswear Company (Columbia). LKQ faced soft repair volumes as rising auto insurance rates discouraged vehicle repairs, while Columbia struggled with weak results, increased competition, and pricing pressure in the mid-to-low market segment. The Fund exited the Columbia position in August 2025.
Energy stocks	Negative	The Energy sector underperformed due to weakness in exploration and production holdings. ChampionX Corp (CHX) was the largest detractor after Schlumberger Ltd. (SLB) announced an all-equity acquisition. As SLB shares fell on reduced activity in its core North American and international markets, CHX declined accordingly.
The Fund remained underweight in Real Estate and Communication Services and overweight in Utilities and Health Care, reflecting the sub-adviser's sector-specific opportunity outlook.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	4.87%	11.85%	8.93%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Value Index	7.58%	13.66%	9.96%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$554,538,934
Total number of portfolio holdings	72
Total advisory fees paid	$4,104,383
Portfolio turnover rate	32%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	18.7%
Industrials	18.6%
Information Technology	11.4%
Health Care	10.2%
Utilities	10.2%
Consumer Discretionary	6.8%
Consumer Staples	6.4%
Materials	5.6%
Real Estate	5.6%
Energy	4.9%
Exchange-Traded Fund	1.0%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Class Y was reduced to 0.92% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TCVYX-2509
Touchstone Mid Cap Value Fund
INSTITUTIONAL CLASS | TCVIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.85%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Institutional Class shares performance was 4.97% for the reporting period.
For the 12 months ending September 30, 2025, market conditions were challenging for the Fund's investment approach, with no clear style factor trends within the Russell Midcap® Value Index across metrics such as price to earnings ratio, beta, return on equity, or market capitalization. The best-performing benchmark sectors were Communication Services, Energy, Financials, and Information Technology, while Health Care, Materials, and Consumer Staples lagged the benchmark’s 7.58% overall return.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care stocks	Positive	Strong stock selection in an underperforming sector, particularly within the Fund’s portfolio Health Care Providers and Services Industry exposure, contributed to relative performance.
Utilities stocks & sector	Positive	The Fund’s portfolio benefited from good stock selection and its overweight to an outperforming sector. Several of the Fund’s holdings traded higher as the perceived beneficiaries from artificial intelligence data center energy needs.
Consumer Discretionary stocks	Negative	Weakness stemmed from positions in LKQ Corporation (LKQ) and Columbia Sportswear Company (Columbia). LKQ faced soft repair volumes as rising auto insurance rates discouraged vehicle repairs, while Columbia struggled with weak results, increased competition, and pricing pressure in the mid-to-low market segment. The Fund exited the Columbia position in August 2025.
Energy stocks	Negative	The Energy sector underperformed due to weakness in exploration and production holdings. ChampionX Corp (CHX) was the largest detractor after Schlumberger Ltd. (SLB) announced an all-equity acquisition. As SLB shares fell on reduced activity in its core North American and international markets, CHX declined accordingly.
The Fund remained underweight in Real Estate and Communication Services and overweight in Utilities and Health Care, reflecting the sub-adviser's sector-specific opportunity outlook.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	4.97%	12.00%	9.08%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Value Index	7.58%	13.66%	9.96%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$554,538,934
Total number of portfolio holdings	72
Total advisory fees paid	$4,104,383
Portfolio turnover rate	32%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	18.7%
Industrials	18.6%
Information Technology	11.4%
Health Care	10.2%
Utilities	10.2%
Consumer Discretionary	6.8%
Consumer Staples	6.4%
Materials	5.6%
Real Estate	5.6%
Energy	4.9%
Exchange-Traded Fund	1.0%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Institutional Class was reduced to 0.82% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TCVIX-2509
Touchstone Sands Capital International Growth Equity Fund
CLASS A | TPYAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.17%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class A shares performance was 10.13% (excluding sales loads) for the reporting period.
International equities, as measured by the MSCI All Country World Ex USA Index, returned 16.45% during the period. Importantly, the period captured the best start to a calendar year for international equities versus U.S. equities since 2009. Emerging and Developed Asia were strong contributors driven by strong results in China, Taiwan, and Japan. From a sector perspective, Financials and Communication Services led the index higher, while Health Care and Consumer Staples were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe stock performance	Negative	Despite strong performance by Western Europe this period, the Fund’s positions in Switzerland, Netherlands, and Germany underperformed compared to the MSCI All Country World Ex USA Index.
Industrials sector stock performance	Negative	The Fund’s positions in the sector, including IMCD N.V., WEG SA, and VAT Group AG, underperformed.
Emerging Asia	Positive	The Fund’s positions in India and Taiwan outperformed.
Developed Asia	Positive	The Fund’s positions in Australia and Singapore outperformed.
During the period, the Fund initiated positions in Spotify Technology SA (Sweden, Information Technology sector), Pro Medicus Ltd. (Australia, Health Care sector), On Holding AG (Switzerland, Consumer Discretionary sector), Galderma Group AG (Switzerland, Health Care sector), Argenx SE (Belgium, Health Care sector), 3i Group plc (United Kingdom, Financials sector), and Nu Holdings Ltd. (Brazil, Financials sector). It exited positions in Genmab A/S (Denmark, Health Care sector), Zalando SE (Germany, Consumer Discretionary sector), Lonza Group AG (Switzerland, Health Care sector), Recruit Holdings Co. Ltd. (Japan, Industrials sector), SMC Corp. (Japan, Industrials sector), and Sika AG (Switzerland, Materials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	4.60%	7.91%	7.84%
Class A - excluding sales load	10.13%	9.02%	8.48%
MSCI All Country World Ex USA Index	16.45%	10.26%	8.23%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$109,780,037
Total number of portfolio holdings	33
Total advisory fees paid	$679,538
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Consumer Discretionary	23.3%
Information Technology	22.9%
Communication Services	12.1%
Financials	11.1%
Health Care	9.0%
Industrials	8.6%
Consumer Staples	5.8%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Canada	10.3%
Netherlands	9.1%
Switzerland	8.1%
Brazil	7.8%
United States	7.8%
India	6.8%
Taiwan	6.6%
Japan	6.4%
Sweden	6.4%
Singapore	5.7%
Italy	4.9%
Germany	4.3%
United Kingdom	3.3%
Other Countries	5.3%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TPYAX-2509
Touchstone Sands Capital International Growth Equity Fund
CLASS C | TPYCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.94%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class C shares performance was 9.23% (excluding sales loads) for the reporting period.
International equities, as measured by the MSCI All Country World Ex USA Index, returned 16.45% during the period. Importantly, the period captured the best start to a calendar year for international equities versus U.S. equities since 2009. Emerging and Developed Asia were strong contributors driven by strong results in China, Taiwan, and Japan. From a sector perspective, Financials and Communication Services led the index higher, while Health Care and Consumer Staples were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe stock performance	Negative	Despite strong performance by Western Europe this period, the Fund’s positions in Switzerland, Netherlands, and Germany underperformed compared to the MSCI All Country World Ex USA Index.
Industrials sector stock performance	Negative	The Fund’s positions in the sector, including IMCD N.V., WEG SA, and VAT Group AG, underperformed.
Emerging Asia	Positive	The Fund’s positions in India and Taiwan outperformed.
Developed Asia	Positive	The Fund’s positions in Australia and Singapore outperformed.
During the period, the Fund initiated positions in Spotify Technology SA (Sweden, Information Technology sector), Pro Medicus Ltd. (Australia, Health Care sector), On Holding AG (Switzerland, Consumer Discretionary sector), Galderma Group AG (Switzerland, Health Care sector), Argenx SE (Belgium, Health Care sector), 3i Group plc (United Kingdom, Financials sector), and Nu Holdings Ltd. (Brazil, Financials sector). It exited positions in Genmab A/S (Denmark, Health Care sector), Zalando SE (Germany, Consumer Discretionary sector), Lonza Group AG (Switzerland, Health Care sector), Recruit Holdings Co. Ltd. (Japan, Industrials sector), SMC Corp. (Japan, Industrials sector), and Sika AG (Switzerland, Materials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	8.23%	8.18%	7.84%
Class C - excluding sales load	9.23%	8.18%	7.84%
MSCI All Country World Ex USA Index	16.45%	10.26%	8.23%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$109,780,037
Total number of portfolio holdings	33
Total advisory fees paid	$679,538
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Consumer Discretionary	23.3%
Information Technology	22.9%
Communication Services	12.1%
Financials	11.1%
Health Care	9.0%
Industrials	8.6%
Consumer Staples	5.8%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Canada	10.3%
Netherlands	9.1%
Switzerland	8.1%
Brazil	7.8%
United States	7.8%
India	6.8%
Taiwan	6.6%
Japan	6.4%
Sweden	6.4%
Singapore	5.7%
Italy	4.9%
Germany	4.3%
United Kingdom	3.3%
Other Countries	5.3%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TPYCX-2509
Touchstone Sands Capital International Growth Equity Fund
CLASS Y | TPYYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$95	0.90%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class Y shares performance was 10.34% for the reporting period.
International equities, as measured by the MSCI All Country World Ex USA Index, returned 16.45% during the period. Importantly, the period captured the best start to a calendar year for international equities versus U.S. equities since 2009. Emerging and Developed Asia were strong contributors driven by strong results in China, Taiwan, and Japan. From a sector perspective, Financials and Communication Services led the index higher, while Health Care and Consumer Staples were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe stock performance	Negative	Despite strong performance by Western Europe this period, the Fund’s positions in Switzerland, Netherlands, and Germany underperformed compared to the MSCI All Country World Ex USA Index.
Industrials sector stock performance	Negative	The Fund’s positions in the sector, including IMCD N.V., WEG SA, and VAT Group AG, underperformed.
Emerging Asia	Positive	The Fund’s positions in India and Taiwan outperformed.
Developed Asia	Positive	The Fund’s positions in Australia and Singapore outperformed.
During the period, the Fund initiated positions in Spotify Technology SA (Sweden, Information Technology sector), Pro Medicus Ltd. (Australia, Health Care sector), On Holding AG (Switzerland, Consumer Discretionary sector), Galderma Group AG (Switzerland, Health Care sector), Argenx SE (Belgium, Health Care sector), 3i Group plc (United Kingdom, Financials sector), and Nu Holdings Ltd. (Brazil, Financials sector). It exited positions in Genmab A/S (Denmark, Health Care sector), Zalando SE (Germany, Consumer Discretionary sector), Lonza Group AG (Switzerland, Health Care sector), Recruit Holdings Co. Ltd. (Japan, Industrials sector), SMC Corp. (Japan, Industrials sector), and Sika AG (Switzerland, Materials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	10.34%	9.32%	8.77%
MSCI All Country World Ex USA Index	16.45%	10.26%	8.23%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$109,780,037
Total number of portfolio holdings	33
Total advisory fees paid	$679,538
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Consumer Discretionary	23.3%
Information Technology	22.9%
Communication Services	12.1%
Financials	11.1%
Health Care	9.0%
Industrials	8.6%
Consumer Staples	5.8%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Canada	10.3%
Netherlands	9.1%
Switzerland	8.1%
Brazil	7.8%
United States	7.8%
India	6.8%
Taiwan	6.6%
Japan	6.4%
Sweden	6.4%
Singapore	5.7%
Italy	4.9%
Germany	4.3%
United Kingdom	3.3%
Other Countries	5.3%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TPYYX-2509

Touchstone Sands Capital International Growth Equity Fund
INSTITUTIONAL CLASS | TPYIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.86%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Institutional Class shares performance was 10.43% for the reporting period.
International equities, as measured by the MSCI All Country World Ex USA Index, returned 16.45% during the period. Importantly, the period captured the best start to a calendar year for international equities versus U.S. equities since 2009. Emerging and Developed Asia were strong contributors driven by strong results in China, Taiwan, and Japan. From a sector perspective, Financials and Communication Services led the index higher, while Health Care and Consumer Staples were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe stock performance	Negative	Despite strong performance by Western Europe this period, the Fund’s positions in Switzerland, Netherlands, and Germany underperformed compared to the MSCI All Country World Ex USA Index.
Industrials sector stock performance	Negative	The Fund’s positions in the sector, including IMCD N.V., WEG SA, and VAT Group AG, underperformed.
Emerging Asia	Positive	The Fund’s positions in India and Taiwan outperformed.
Developed Asia	Positive	The Fund’s positions in Australia and Singapore outperformed.
During the period, the Fund initiated positions in Spotify Technology SA (Sweden, Information Technology sector), Pro Medicus Ltd. (Australia, Health Care sector), On Holding AG (Switzerland, Consumer Discretionary sector), Galderma Group AG (Switzerland, Health Care sector), Argenx SE (Belgium, Health Care sector), 3i Group plc (United Kingdom, Financials sector), and Nu Holdings Ltd. (Brazil, Financials sector). It exited positions in Genmab A/S (Denmark, Health Care sector), Zalando SE (Germany, Consumer Discretionary sector), Lonza Group AG (Switzerland, Health Care sector), Recruit Holdings Co. Ltd. (Japan, Industrials sector), SMC Corp. (Japan, Industrials sector), and Sika AG (Switzerland, Materials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	10.43%	9.36%	8.79%
MSCI All Country World Ex USA Index	16.45%	10.26%	8.23%
[1]	The inception date was August 23, 2019. Performance information was calculated using the historical performance of Class Y shares for the periods prior to August 23, 2019.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$109,780,037
Total number of portfolio holdings	33
Total advisory fees paid	$679,538
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Consumer Discretionary	23.3%
Information Technology	22.9%
Communication Services	12.1%
Financials	11.1%
Health Care	9.0%
Industrials	8.6%
Consumer Staples	5.8%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Canada	10.3%
Netherlands	9.1%
Switzerland	8.1%
Brazil	7.8%
United States	7.8%
India	6.8%
Taiwan	6.6%
Japan	6.4%
Sweden	6.4%
Singapore	5.7%
Italy	4.9%
Germany	4.3%
United Kingdom	3.3%
Other Countries	5.3%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TPYIX-2509

Touchstone Sands Capital International Growth Equity Fund
CLASS R6 | TPYRX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.78%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class R6 shares performance was 10.45% for the reporting period.
International equities, as measured by the MSCI All Country World Ex USA Index, returned 16.45% during the period. Importantly, the period captured the best start to a calendar year for international equities versus U.S. equities since 2009. Emerging and Developed Asia were strong contributors driven by strong results in China, Taiwan, and Japan. From a sector perspective, Financials and Communication Services led the index higher, while Health Care and Consumer Staples were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe stock performance	Negative	Despite strong performance by Western Europe this period, the Fund’s positions in Switzerland, Netherlands, and Germany underperformed compared to the MSCI All Country World Ex USA Index.
Industrials sector stock performance	Negative	The Fund’s positions in the sector, including IMCD N.V., WEG SA, and VAT Group AG, underperformed.
Emerging Asia	Positive	The Fund’s positions in India and Taiwan outperformed.
Developed Asia	Positive	The Fund’s positions in Australia and Singapore outperformed.
During the period, the Fund initiated positions in Spotify Technology SA (Sweden, Information Technology sector), Pro Medicus Ltd. (Australia, Health Care sector), On Holding AG (Switzerland, Consumer Discretionary sector), Galderma Group AG (Switzerland, Health Care sector), Argenx SE (Belgium, Health Care sector), 3i Group plc (United Kingdom, Financials sector), and Nu Holdings Ltd. (Brazil, Financials sector). It exited positions in Genmab A/S (Denmark, Health Care sector), Zalando SE (Germany, Consumer Discretionary sector), Lonza Group AG (Switzerland, Health Care sector), Recruit Holdings Co. Ltd. (Japan, Industrials sector), SMC Corp. (Japan, Industrials sector), and Sika AG (Switzerland, Materials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	10.45%	9.36%	8.79%
MSCI All Country World Ex USA Index	16.45%	10.26%	8.23%
[1]	The inception date was August 31, 2023. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 31, 2023.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$109,780,037
Total number of portfolio holdings	33
Total advisory fees paid	$679,538
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Consumer Discretionary	23.3%
Information Technology	22.9%
Communication Services	12.1%
Financials	11.1%
Health Care	9.0%
Industrials	8.6%
Consumer Staples	5.8%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Canada	10.3%
Netherlands	9.1%
Switzerland	8.1%
Brazil	7.8%
United States	7.8%
India	6.8%
Taiwan	6.6%
Japan	6.4%
Sweden	6.4%
Singapore	5.7%
Italy	4.9%
Germany	4.3%
United Kingdom	3.3%
Other Countries	5.3%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TPYRX-2509

Touchstone Sands Capital Select Growth Fund
CLASS A | TSNAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.15%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class A shares performance was 33.22% (excluding sales loads) for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	26.52%	5.83%	13.34%
Class A - excluding sales load	33.22%	6.92%	14.02%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSNAX-2509
Touchstone Sands Capital Select Growth Fund
CLASS C | TSNCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.77%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class C shares performance was 32.38% (excluding sales loads) for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	31.38%	6.22%	13.36%
Class C - excluding sales load	32.38%	6.22%	13.36%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSNCX-2509
Touchstone Sands Capital Select Growth Fund
CLASS Y | CFSIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.87%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class Y shares performance was 33.60% for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	33.60%	7.20%	14.31%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-CFSIX-2509
Touchstone Sands Capital Select Growth Fund
CLASS Z | PTSGX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$135	1.16%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class Z shares performance was 33.17% for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	33.17%	6.90%	14.01%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-PTSGX-2509
Touchstone Sands Capital Select Growth Fund
INSTITUTIONAL CLASS | CISGX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.79%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Institutional Class shares performance was 33.72% for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	33.72%	7.29%	14.23%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
[1]	The inception date was September 1, 2020. Performance information was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-CISGX-2509
Touchstone Sands Capital Select Growth Fund
CLASS R6 | TSNRX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.68%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class R6 shares performance was 33.84% for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	33.84%	7.35%	14.26%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
[1]	The inception date was September 1, 2020. Performance information was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSNRX-2509
Touchstone Small Cap Fund
CLASS A | TSFAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.25%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective market prices.
The Fund's Class A shares performance was (1.51)% (excluding sales loads) for the reporting period.
Over the past 12 months, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalized equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the period. Industrials and Information Technology stocks were two of biggest detracting sectors. Some companies held by the Fund underperformed for idiosyncratic reasons.
Information Technology and Materials sectors	Positive	The best performing sectors within the benchmark were Information Technology and Materials, while Energy and Real Estate lagged the broader market. Our overweight position to both was a positive contributor to relative performance.
Consumer Staples, Consumer Discretionary, and Real Estate sectors	Negative	While sector allocation overall was positive, the Fund's overweight position in Consumer Staples, Consumer Discretionary, and Real Estate detracted from relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. Smaller companies down cap outperformed larger ones. The Fund is overweight Quality and Yield (shareholder yield) factors and underweight Growth and Volatility factors.
During the period, the Fund established new positions in Atkore Inc. (Industrials sector) and Interparfums, Inc. (Consumer Discretionary sector), added to positions in The Marzetti Company (previously called Lancaster Colony; Consumer Staples sector), Ingevity Corporation (Materials sector), Unifirst Corporation (Industrials sector), and exited Innovex International Inc. (Energy sector), Cannae Holdings Inc. (Financials sector), Cable One, Inc. (Communication Services sector), and Somnigroup International Inc. (Consumer Discretionary sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-6.42%	10.69%	6.69%
Class A - excluding sales load	-1.51%	11.83%	7.32%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$266,122,231
Total number of portfolio holdings	35
Total advisory fees paid	$2,315,809
Portfolio turnover rate	11%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.8%
Information Technology	17.6%
Financials	15.8%
Consumer Discretionary	12.3%
Consumer Staples	7.8%
Materials	7.7%
Real Estate	6.8%
Health Care	5.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSFAX-2509
Touchstone Small Cap Fund
CLASS C | TSFCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.97%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective market prices.
The Fund's Class C shares performance was (2.20)% (excluding sales loads) for the reporting period.
Over the past 12 months, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalized equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the period. Industrials and Information Technology stocks were two of biggest detracting sectors. Some companies held by the Fund underperformed for idiosyncratic reasons.
Information Technology and Materials sectors	Positive	The best performing sectors within the benchmark were Information Technology and Materials, while Energy and Real Estate lagged the broader market. Our overweight position to both was a positive contributor to relative performance.
Consumer Staples, Consumer Discretionary, and Real Estate sectors	Negative	While sector allocation overall was positive, the Fund's overweight position in Consumer Staples, Consumer Discretionary, and Real Estate detracted from relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. Smaller companies down cap outperformed larger ones. The Fund is overweight Quality and Yield (shareholder yield) factors and underweight Growth and Volatility factors.
During the period, the Fund established new positions in Atkore Inc. (Industrials sector) and Interparfums, Inc. (Consumer Discretionary sector), added to positions in The Marzetti Company (previously called Lancaster Colony; Consumer Staples sector), Ingevity Corporation (Materials sector), Unifirst Corporation (Industrials sector), and exited Innovex International Inc. (Energy sector), Cannae Holdings Inc. (Financials sector), Cable One, Inc. (Communication Services sector), and Somnigroup International Inc. (Consumer Discretionary sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	-3.17%	11.01%	6.69%
Class C - excluding sales load	-2.20%	11.01%	6.69%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$266,122,231
Total number of portfolio holdings	35
Total advisory fees paid	$2,315,809
Portfolio turnover rate	11%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.8%
Information Technology	17.6%
Financials	15.8%
Consumer Discretionary	12.3%
Consumer Staples	7.8%
Materials	7.7%
Real Estate	6.8%
Health Care	5.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSFCX-2509
Touchstone Small Cap Fund
CLASS Y | TSFYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$99	1.00%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective market prices.
The Fund's Class Y shares performance was (1.29)% for the reporting period.
Over the past 12 months, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalized equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the period. Industrials and Information Technology stocks were two of biggest detracting sectors. Some companies held by the Fund underperformed for idiosyncratic reasons.
Information Technology and Materials sectors	Positive	The best performing sectors within the benchmark were Information Technology and Materials, while Energy and Real Estate lagged the broader market. Our overweight position to both was a positive contributor to relative performance.
Consumer Staples, Consumer Discretionary, and Real Estate sectors	Negative	While sector allocation overall was positive, the Fund's overweight position in Consumer Staples, Consumer Discretionary, and Real Estate detracted from relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. Smaller companies down cap outperformed larger ones. The Fund is overweight Quality and Yield (shareholder yield) factors and underweight Growth and Volatility factors.
During the period, the Fund established new positions in Atkore Inc. (Industrials sector) and Interparfums, Inc. (Consumer Discretionary sector), added to positions in The Marzetti Company (previously called Lancaster Colony; Consumer Staples sector), Ingevity Corporation (Materials sector), Unifirst Corporation (Industrials sector), and exited Innovex International Inc. (Energy sector), Cannae Holdings Inc. (Financials sector), Cable One, Inc. (Communication Services sector), and Somnigroup International Inc. (Consumer Discretionary sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	-1.29%	12.11%	7.59%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$266,122,231
Total number of portfolio holdings	35
Total advisory fees paid	$2,315,809
Portfolio turnover rate	11%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.8%
Information Technology	17.6%
Financials	15.8%
Consumer Discretionary	12.3%
Consumer Staples	7.8%
Materials	7.7%
Real Estate	6.8%
Health Care	5.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSFYX-2509
Touchstone Small Cap Fund
INSTITUTIONAL CLASS | TSFIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.92%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective market prices.
The Fund's Institutional Class shares performance was (1.15)% for the reporting period.
Over the past 12 months, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalized equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the period. Industrials and Information Technology stocks were two of biggest detracting sectors. Some companies held by the Fund underperformed for idiosyncratic reasons.
Information Technology and Materials sectors	Positive	The best performing sectors within the benchmark were Information Technology and Materials, while Energy and Real Estate lagged the broader market. Our overweight position to both was a positive contributor to relative performance.
Consumer Staples, Consumer Discretionary, and Real Estate sectors	Negative	While sector allocation overall was positive, the Fund's overweight position in Consumer Staples, Consumer Discretionary, and Real Estate detracted from relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. Smaller companies down cap outperformed larger ones. The Fund is overweight Quality and Yield (shareholder yield) factors and underweight Growth and Volatility factors.
During the period, the Fund established new positions in Atkore Inc. (Industrials sector) and Interparfums, Inc. (Consumer Discretionary sector), added to positions in The Marzetti Company (previously called Lancaster Colony; Consumer Staples sector), Ingevity Corporation (Materials sector), Unifirst Corporation (Industrials sector), and exited Innovex International Inc. (Energy sector), Cannae Holdings Inc. (Financials sector), Cable One, Inc. (Communication Services sector), and Somnigroup International Inc. (Consumer Discretionary sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	-1.15%	12.19%	7.69%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$266,122,231
Total number of portfolio holdings	35
Total advisory fees paid	$2,315,809
Portfolio turnover rate	11%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.8%
Information Technology	17.6%
Financials	15.8%
Consumer Discretionary	12.3%
Consumer Staples	7.8%
Materials	7.7%
Real Estate	6.8%
Health Care	5.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSFIX-2509
Touchstone Small Cap Value Fund
CLASS A | TVOAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.39%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class A shares performance was 5.38% (excluding sales loads) for the reporting period.
For the 12 months ending September 30, 2025, style factors provided modest early tailwinds before reversing mid-year as markets favored higher-beta, smaller-capitalized, and lower-Return on Equity companies. Risk-oriented stocks led performance during the period. Within the benchmark, Information Technology, Communication Services, and Materials outperformed the Russell 2000 Value® Index’s 7.88% return, while Energy, Real Estate, and Health Care sectors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	Strong stock selection in the sector was led by Gates Industrial Corporation plc (“Gates”) and EnPro Inc. Gates benefited from steady demand and a cost advantage over peers facing tariff pressures, while EnPro saw minimal tariff impact and continued growth in its semiconductor capital-exposed segments despite a volatile macro environment.
Real Estate sector and stocks	Positive	Positive stock selection and an underweight to the underperforming Real Estate sector aided results. Newmark Group Inc. led contributors, supported by strong demand in commercial real estate sales and mortgage servicing.
Materials stocks	Negative	The lack of exposure within the Fund’s portfolio to metals and mining, which benefited from tariff protection and rising gold prices, was a major headwind. Cabot Corporation was the largest detractor after lowering guidance amid continued cautious ordering and global trade uncertainty.
Consumer Staples stocks	Negative	Weak stock selection within the Consumer Staples sector was concentrated in food products, with TreeHouse Foods, Inc. a key laggard as inflation and economic uncertainty weighed on private label demand.
The Fund was most overweight Industrials and most underweight Communication Services, reflecting the sub-adviser's sector-specific opportunity outlook at period end.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	0.12%	13.43%	8.02%
Class A - excluding sales load	5.38%	14.60%	8.66%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$184,387,066
Total number of portfolio holdings	86
Total advisory fees paid	$1,650,196
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.6%
Industrials	20.6%
Information Technology	9.8%
Consumer Discretionary	9.3%
Real Estate	8.1%
Health Care	7.9%
Materials	4.6%
Energy	4.2%
Utilities	4.0%
Consumer Staples	3.7%
Exchange-Traded Fund	0.9%
Short-Term Investment Fund	0.1%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Class A was reduced to 1.34% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TVOAX-2509
Touchstone Small Cap Value Fund
CLASS C | TVOCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	2.07%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class C shares performance was 4.68% (excluding sales loads) for the reporting period.
For the 12 months ending September 30, 2025, style factors provided modest early tailwinds before reversing mid-year as markets favored higher-beta, smaller-capitalized, and lower-Return on Equity companies. Risk-oriented stocks led performance during the period. Within the benchmark, Information Technology, Communication Services, and Materials outperformed the Russell 2000 Value® Index’s 7.88% return, while Energy, Real Estate, and Health Care sectors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	Strong stock selection in the sector was led by Gates Industrial Corporation plc (“Gates”) and EnPro Inc. Gates benefited from steady demand and a cost advantage over peers facing tariff pressures, while EnPro saw minimal tariff impact and continued growth in its semiconductor capital-exposed segments despite a volatile macro environment.
Real Estate sector and stocks	Positive	Positive stock selection and an underweight to the underperforming Real Estate sector aided results. Newmark Group Inc. led contributors, supported by strong demand in commercial real estate sales and mortgage servicing.
Materials stocks	Negative	The lack of exposure within the Fund’s portfolio to metals and mining, which benefited from tariff protection and rising gold prices, was a major headwind. Cabot Corporation was the largest detractor after lowering guidance amid continued cautious ordering and global trade uncertainty.
Consumer Staples stocks	Negative	Weak stock selection within the Consumer Staples sector was concentrated in food products, with TreeHouse Foods, Inc. a key laggard as inflation and economic uncertainty weighed on private label demand.
The Fund was most overweight Industrials and most underweight Communication Services, reflecting the sub-adviser's sector-specific opportunity outlook at period end.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	3.68%	13.77%	8.02%
Class C - excluding sales load	4.68%	13.77%	8.02%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$184,387,066
Total number of portfolio holdings	86
Total advisory fees paid	$1,650,196
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.6%
Industrials	20.6%
Information Technology	9.8%
Consumer Discretionary	9.3%
Real Estate	8.1%
Health Care	7.9%
Materials	4.6%
Energy	4.2%
Utilities	4.0%
Consumer Staples	3.7%
Exchange-Traded Fund	0.9%
Short-Term Investment Fund	0.1%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Class C was reduced to 1.99% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TVOCX-2509
Touchstone Small Cap Value Fund
CLASS Y | TVOYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$117	1.14%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class Y shares performance was 5.65% for the reporting period.
For the 12 months ending September 30, 2025, style factors provided modest early tailwinds before reversing mid-year as markets favored higher-beta, smaller-capitalized, and lower-Return on Equity companies. Risk-oriented stocks led performance during the period. Within the benchmark, Information Technology, Communication Services, and Materials outperformed the Russell 2000 Value® Index’s 7.88% return, while Energy, Real Estate, and Health Care sectors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	Strong stock selection in the sector was led by Gates Industrial Corporation plc (“Gates”) and EnPro Inc. Gates benefited from steady demand and a cost advantage over peers facing tariff pressures, while EnPro saw minimal tariff impact and continued growth in its semiconductor capital-exposed segments despite a volatile macro environment.
Real Estate sector and stocks	Positive	Positive stock selection and an underweight to the underperforming Real Estate sector aided results. Newmark Group Inc. led contributors, supported by strong demand in commercial real estate sales and mortgage servicing.
Materials stocks	Negative	The lack of exposure within the Fund’s portfolio to metals and mining, which benefited from tariff protection and rising gold prices, was a major headwind. Cabot Corporation was the largest detractor after lowering guidance amid continued cautious ordering and global trade uncertainty.
Consumer Staples stocks	Negative	Weak stock selection within the Consumer Staples sector was concentrated in food products, with TreeHouse Foods, Inc. a key laggard as inflation and economic uncertainty weighed on private label demand.
The Fund was most overweight Industrials and most underweight Communication Services, reflecting the sub-adviser's sector-specific opportunity outlook at period end.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	5.65%	14.88%	8.93%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$184,387,066
Total number of portfolio holdings	86
Total advisory fees paid	$1,650,196
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.6%
Industrials	20.6%
Information Technology	9.8%
Consumer Discretionary	9.3%
Real Estate	8.1%
Health Care	7.9%
Materials	4.6%
Energy	4.2%
Utilities	4.0%
Consumer Staples	3.7%
Exchange-Traded Fund	0.9%
Short-Term Investment Fund	0.1%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Class Y was reduced to 1.09% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TVOYX-2509
Touchstone Small Cap Value Fund
INSTITUTIONAL CLASS | TVOIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.98%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Institutional Class shares performance was 5.82% for the reporting period.
For the 12 months ending September 30, 2025, style factors provided modest early tailwinds before reversing mid-year as markets favored higher-beta, smaller-capitalized, and lower-Return on Equity companies. Risk-oriented stocks led performance during the period. Within the benchmark, Information Technology, Communication Services, and Materials outperformed the Russell 2000 Value® Index’s 7.88% return, while Energy, Real Estate, and Health Care sectors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	Strong stock selection in the sector was led by Gates Industrial Corporation plc (“Gates”) and EnPro Inc. Gates benefited from steady demand and a cost advantage over peers facing tariff pressures, while EnPro saw minimal tariff impact and continued growth in its semiconductor capital-exposed segments despite a volatile macro environment.
Real Estate sector and stocks	Positive	Positive stock selection and an underweight to the underperforming Real Estate sector aided results. Newmark Group Inc. led contributors, supported by strong demand in commercial real estate sales and mortgage servicing.
Materials stocks	Negative	The lack of exposure within the Fund’s portfolio to metals and mining, which benefited from tariff protection and rising gold prices, was a major headwind. Cabot Corporation was the largest detractor after lowering guidance amid continued cautious ordering and global trade uncertainty.
Consumer Staples stocks	Negative	Weak stock selection within the Consumer Staples sector was concentrated in food products, with TreeHouse Foods, Inc. a key laggard as inflation and economic uncertainty weighed on private label demand.
The Fund was most overweight Industrials and most underweight Communication Services, reflecting the sub-adviser's sector-specific opportunity outlook at period end.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	5.82%	15.06%	9.11%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$184,387,066
Total number of portfolio holdings	86
Total advisory fees paid	$1,650,196
Portfolio turnover rate	19%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.6%
Industrials	20.6%
Information Technology	9.8%
Consumer Discretionary	9.3%
Real Estate	8.1%
Health Care	7.9%
Materials	4.6%
Energy	4.2%
Utilities	4.0%
Consumer Staples	3.7%
Exchange-Traded Fund	0.9%
Short-Term Investment Fund	0.1%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Institutional Class was reduced to 0.93% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TVOIX-2509
Touchstone Ultra Short Duration Fixed Income Fund
CLASS A | TSDAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class A shares performance was 4.87% (excluding sales loads) for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	2.76%	2.81%	2.24%
Class A - excluding sales load	4.87%	3.23%	2.45%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSDAX-2509
Touchstone Ultra Short Duration Fixed Income Fund
CLASS C | TSDCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	1.14%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class C shares performance was 4.36% (excluding sales loads) for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	3.36%	2.71%	2.05%
Class C - excluding sales load	4.36%	2.71%	2.05%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSDCX-2509
Touchstone Ultra Short Duration Fixed Income Fund
CLASS S | SSSGX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$92	0.90%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class S shares performance was 4.73% for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class S1	4.73%	2.99%	2.21%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%
[1]	The inception date was October 27, 2017. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 27, 2017.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-SSSGX-2509
Touchstone Ultra Short Duration Fixed Income Fund
CLASS Y | TSYYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.40%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class Y shares performance was 5.13% for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	5.13%	3.51%	2.72%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income
Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSYYX-2509
Touchstone Ultra Short Duration Fixed Income Fund
CLASS Z | TSDOX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$67	0.65%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class Z shares performance was 4.99% for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	4.99%	3.25%	2.46%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSDOX-2509
Touchstone Ultra Short Duration Fixed Income Fund
INSTITUTIONAL CLASS | TSDIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.35%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Institutional Class shares performance was 5.18% for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	5.18%	3.56%	2.76%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TSDIX-2509
Touchstone US Quality Bond Fund
CLASS A | TCPAX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.76%
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class A shares performance was 2.40% (excluding sales loads) for the reporting period.
Over the period, Federal Reserve rate cuts amid persistent inflation steepened the yield curve. Front-end yields fell approximately 70 basis points, while long-end yields rose roughly 50 basis points, with longer duration moves weighing on bond market returns. Inflation remained elevated, driven largely by economic strength, which has also led to tighter credit spreads across the bond market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	The Fund’s overall overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened. This overweight is significant, outweighing any allocation decisions between spread sectors. However, allocation decisions between spread sectors were beneficial as well.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds. BBB rated bonds outperformed AAA rated bonds by nearly 200 basis points during the period.
U.S. Agency MBS and Agency Multifamily MBS securities	Positive	Security selection in U.S. Agency Mortgage Backed Securities and Agency Multifamily Mortgage Backed Securities contributed to the performance of the Fund.
Corporate bonds	Negative	An underweight to longer duration Corporate bonds acted as a headwind to performance.
Over the period, the Fund's allocation to Corporates decreased by approximately 2% as the Fund purchased bonds with more spread while simultaneously carrying less credit and spread duration risk exposures. The Corporate exposure is down about 3.5% from its post "Liberation Day" peak. Much of this allocation has been redeployed into government bonds such as Agency Multi-Family Mortgage Backed Securities, Small Business Administration loans, and U.S. Treasuries.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-0.92%	-1.27%	1.01%
Class A - excluding sales load	2.40%	-0.62%	1.50%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$613,695,599
Total number of portfolio holdings	270
Total advisory fees paid	$1,496,177
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	26.0%
U.S. Government Agency Obligations	21.4%
U.S. Government Mortgage-Backed Obligations	16.1%
Agency Collateralized Mortgage Obligations	10.7%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	6.4%
Municipal Bonds	5.4%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.0%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.6%
AA/Aa	47.7%
A/A	10.2%
BBB/Baa	7.2%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TCPAX-2509
Touchstone US Quality Bond Fund
CLASS C | TCPCX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.47%
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class C shares performance was 1.68% (excluding sales loads) for the reporting period.
Over the period, Federal Reserve rate cuts amid persistent inflation steepened the yield curve. Front-end yields fell approximately 70 basis points, while long-end yields rose roughly 50 basis points, with longer duration moves weighing on bond market returns. Inflation remained elevated, driven largely by economic strength, which has also led to tighter credit spreads across the bond market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	The Fund’s overall overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened. This overweight is significant, outweighing any allocation decisions between spread sectors. However, allocation decisions between spread sectors were beneficial as well.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds. BBB rated bonds outperformed AAA rated bonds by nearly 200 basis points during the period.
U.S. Agency MBS and Agency Multifamily MBS securities	Positive	Security selection in U.S. Agency Mortgage Backed Securities and Agency Multifamily Mortgage Backed Securities contributed to the performance of the Fund.
Corporate bonds	Negative	An underweight to longer duration Corporate bonds acted as a headwind to performance.
Over the period, the Fund's allocation to Corporates decreased by approximately 2% as the Fund purchased bonds with more spread while simultaneously carrying less credit and spread duration risk exposures. The Corporate exposure is down about 3.5% from its post "Liberation Day" peak. Much of this allocation has been redeployed into government bonds such as Agency Multi-Family Mortgage Backed Securities, Small Business Administration loans, and U.S. Treasuries.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	0.69%	-1.35%	0.90%
Class C - excluding sales load	1.68%	-1.35%	0.90%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$613,695,599
Total number of portfolio holdings	270
Total advisory fees paid	$1,496,177
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	26.0%
U.S. Government Agency Obligations	21.4%
U.S. Government Mortgage-Backed Obligations	16.1%
Agency Collateralized Mortgage Obligations	10.7%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	6.4%
Municipal Bonds	5.4%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.0%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.6%
AA/Aa	47.7%
A/A	10.2%
BBB/Baa	7.2%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TCPCX-2509
Touchstone US Quality Bond Fund
CLASS Y | TCPYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$52	0.51%
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class Y shares performance was 2.65% for the reporting period.
Over the period, Federal Reserve rate cuts amid persistent inflation steepened the yield curve. Front-end yields fell approximately 70 basis points, while long-end yields rose roughly 50 basis points, with longer duration moves weighing on bond market returns. Inflation remained elevated, driven largely by economic strength, which has also led to tighter credit spreads across the bond market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	The Fund’s overall overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened. This overweight is significant, outweighing any allocation decisions between spread sectors. However, allocation decisions between spread sectors were beneficial as well.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds. BBB rated bonds outperformed AAA rated bonds by nearly 200 basis points during the period.
U.S. Agency MBS and Agency Multifamily MBS securities	Positive	Security selection in U.S. Agency Mortgage Backed Securities and Agency Multifamily Mortgage Backed Securities contributed to the performance of the Fund.
Corporate bonds	Negative	An underweight to longer duration Corporate bonds acted as a headwind to performance.
Over the period, the Fund's allocation to Corporates decreased by approximately 2% as the Fund purchased bonds with more spread while simultaneously carrying less credit and spread duration risk exposures. The Corporate exposure is down about 3.5% from its post "Liberation Day" peak. Much of this allocation has been redeployed into government bonds such as Agency Multi-Family Mortgage Backed Securities, Small Business Administration loans, and U.S. Treasuries.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	2.65%	-0.37%	1.76%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$613,695,599
Total number of portfolio holdings	270
Total advisory fees paid	$1,496,177
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	26.0%
U.S. Government Agency Obligations	21.4%
U.S. Government Mortgage-Backed Obligations	16.1%
Agency Collateralized Mortgage Obligations	10.7%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	6.4%
Municipal Bonds	5.4%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.0%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.6%
AA/Aa	47.7%
A/A	10.2%
BBB/Baa	7.2%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TCPYX-2509
Touchstone US Quality Bond Fund
INSTITUTIONAL CLASS | TCPNX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.41%
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Institutional Class shares performance was 2.76% for the reporting period.
Over the period, Federal Reserve rate cuts amid persistent inflation steepened the yield curve. Front-end yields fell approximately 70 basis points, while long-end yields rose roughly 50 basis points, with longer duration moves weighing on bond market returns. Inflation remained elevated, driven largely by economic strength, which has also led to tighter credit spreads across the bond market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	The Fund’s overall overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened. This overweight is significant, outweighing any allocation decisions between spread sectors. However, allocation decisions between spread sectors were beneficial as well.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds. BBB rated bonds outperformed AAA rated bonds by nearly 200 basis points during the period.
U.S. Agency MBS and Agency Multifamily MBS securities	Positive	Security selection in U.S. Agency Mortgage Backed Securities and Agency Multifamily Mortgage Backed Securities contributed to the performance of the Fund.
Corporate bonds	Negative	An underweight to longer duration Corporate bonds acted as a headwind to performance.
Over the period, the Fund's allocation to Corporates decreased by approximately 2% as the Fund purchased bonds with more spread while simultaneously carrying less credit and spread duration risk exposures. The Corporate exposure is down about 3.5% from its post "Liberation Day" peak. Much of this allocation has been redeployed into government bonds such as Agency Multi-Family Mortgage Backed Securities, Small Business Administration loans, and U.S. Treasuries.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	2.76%	-0.27%	1.87%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$613,695,599
Total number of portfolio holdings	270
Total advisory fees paid	$1,496,177
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	26.0%
U.S. Government Agency Obligations	21.4%
U.S. Government Mortgage-Backed Obligations	16.1%
Agency Collateralized Mortgage Obligations	10.7%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	6.4%
Municipal Bonds	5.4%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.0%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.6%
AA/Aa	47.7%
A/A	10.2%
BBB/Baa	7.2%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TCPNX-2509
Touchstone US Quality Bond Fund
CLASS R6 | TIMPX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to September 30, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.37%
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class R6 shares performance was 2.79% for the reporting period.
Over the period, Federal Reserve rate cuts amid persistent inflation steepened the yield curve. Front-end yields fell approximately 70 basis points, while long-end yields rose roughly 50 basis points, with longer duration moves weighing on bond market returns. Inflation remained elevated, driven largely by economic strength, which has also led to tighter credit spreads across the bond market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	The Fund’s overall overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened. This overweight is significant, outweighing any allocation decisions between spread sectors. However, allocation decisions between spread sectors were beneficial as well.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds. BBB rated bonds outperformed AAA rated bonds by nearly 200 basis points during the period.
U.S. Agency MBS and Agency Multifamily MBS securities	Positive	Security selection in U.S. Agency Mortgage Backed Securities and Agency Multifamily Mortgage Backed Securities contributed to the performance of the Fund.
Corporate bonds	Negative	An underweight to longer duration Corporate bonds acted as a headwind to performance.
Over the period, the Fund's allocation to Corporates decreased by approximately 2% as the Fund purchased bonds with more spread while simultaneously carrying less credit and spread duration risk exposures. The Corporate exposure is down about 3.5% from its post "Liberation Day" peak. Much of this allocation has been redeployed into government bonds such as Agency Multi-Family Mortgage Backed Securities, Small Business Administration loans, and U.S. Treasuries.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	2.79%	-0.28%	1.81%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
[1]	The inception date was November 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 22, 2021.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$613,695,599
Total number of portfolio holdings	270
Total advisory fees paid	$1,496,177
Portfolio turnover rate	24%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	26.0%
U.S. Government Agency Obligations	21.4%
U.S. Government Mortgage-Backed Obligations	16.1%
Agency Collateralized Mortgage Obligations	10.7%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	6.4%
Municipal Bonds	5.4%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.0%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.6%
AA/Aa	47.7%
A/A	10.2%
BBB/Baa	7.2%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TFGT-AR-TIMPX-2509

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Ms. Karen Carnahan is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $283,670 and $264,400 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $17,220 and $17,675 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively. The fees for 2025 and 2024 relate to the review of N-14 and N-1A filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $93,721 and $76,847 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively. The fees relate to the preparation of federal income and excise tax returns, review of capital gains distribution calculations and tax agent services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $23,034 and $19,650 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively. The fees relate to the PFIC Analyzer, Rapid Security Analyzer and Global Withholding Tax Reporter subscriptions.

(e)(1)	The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant was $2,959,654 and $1,670,149 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively.

(h)	The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

September 30, 2025
Annual Financial Statements
Touchstone Funds Group Trust
Touchstone Active Bond Fund
Touchstone Ares Credit Opportunities Fund
Touchstone Dividend Equity Fund
Touchstone High Yield Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Sands Capital International Growth Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Ultra Short Duration Fixed Income Fund
Touchstone US Quality Bond Fund (formerly Touchstone Impact Bond Fund)

Page
Portfolios of Investments:
Touchstone Active Bond Fund	3-11
Touchstone Ares Credit Opportunities Fund	12-20
Touchstone Dividend Equity Fund	21-22
Touchstone High Yield Fund	23-25
Touchstone Mid Cap Fund	26
Touchstone Mid Cap Value Fund	27-28
Touchstone Sands Capital International Growth Equity Fund	29-30
Touchstone Sands Capital Select Growth Fund	31
Touchstone Small Cap Fund	32
Touchstone Small Cap Value Fund	33-34
Touchstone Ultra Short Duration Fixed Income Fund	35-40
Touchstone US Quality Bond Fund	41-45
Statements of Assets and Liabilities	46-49
Statements of Operations	50-51
Statements of Changes in Net Assets	52-55
Statements of Changes in Net Assets - Capital Stock Activity	56-61
Financial Highlights	62-73
Notes to Financial Statements	74-92
Report of Independent Registered Public Accounting Firm	93-94
Other Items (Unaudited)	95
This report identifies the Funds' investments on September 30, 2025. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Active Bond Fund – September 30, 2025
Principal Amount		Market Value
	Corporate Bonds — 45.2%
	Financials — 11.7%
$ 783,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	$ 754,698
666,000	Aircastle Ltd. / Aircastle Ireland DAC, 144a, 5.000%, 9/15/30	671,147
77,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	79,552
196,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 7.411%, 8/15/53(A)	195,984
22,000	Ally Financial, Inc., 8.000%, 11/1/31	25,042
1,107,000	American Express Co., 5.282%, 7/27/29	1,142,007
672,000	Bank of America Corp., 2.687%, 4/22/32	612,369
647,000	Bank of America Corp., 3.705%, 4/24/28	642,839
862,000	Bank of America Corp., 5.511%, 1/24/36	900,956
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	761,330
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	928,629
853,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	812,503
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,155,846
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	447,485
1,505,000	Citigroup, Inc., 4.542%, 9/19/30	1,512,132
550,000	Citigroup, Inc., 6.174%, 5/25/34	585,132
883,000	Citizens Bank NA, 4.575%, 8/9/28	888,428
72,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	75,646
50,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	50,129
33,000	CrossCountry Intermediate HoldCo LLC, 144a, 6.500%, 10/1/30	33,116
666,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.579%, 1/15/27(A)	659,417
37,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	36,231
19,000	Freedom Mortgage Corp., 144a, 12.000%, 10/1/28	20,140
9,000	Freedom Mortgage Holdings LLC, 144a, 7.875%, 4/1/33	9,272
90,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	94,978
68,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	70,986
37,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	36,702
24,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29†	24,305
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	935,478
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	450,816
956,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	956,703
83,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32†	84,125
30,000	Jane Street Group / JSG Finance, Inc., 144a, 6.750%, 5/1/33	31,114
39,000	Jefferson Capital Holdings LLC, 144a, 8.250%, 5/15/30	40,809
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,016,079
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	820,148
774,000	JPMorgan Chase & Co., 4.946%, 10/22/35	780,553
200,000	Kaspi.KZ JSC (Kazakhstan), 144a, 6.250%, 3/26/30	205,487
1,047,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,101,106
774,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	767,141
1,055,000	Mastercard, Inc., 2.000%, 11/18/31	931,688
822,000	Morgan Stanley, 2.484%, 9/16/36	714,398
813,000	Morgan Stanley, 3.950%, 4/23/27	811,488
30,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	30,788
79,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	82,634
19,000	Navient Corp., 4.875%, 3/15/28	18,642
49,000	Navient Corp., 5.000%, 3/15/27	48,810
19,000	Navient Corp., 7.875%, 6/15/32	19,996
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	800,841
Principal Amount		Market Value
	Corporate Bonds — 45.2% (Continued)
	Financials — 11.7% (Continued)
$ 1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	$ 793,404
36,000	OneMain Finance Corp., 3.875%, 9/15/28	34,599
25,000	OneMain Finance Corp., 4.000%, 9/15/30†	23,241
46,000	OneMain Finance Corp., 6.500%, 3/15/33	46,115
29,000	OneMain Finance Corp., 6.625%, 5/15/29	29,810
11,000	OneMain Finance Corp., 7.125%, 3/15/26	11,098
20,000	OneMain Finance Corp., 7.125%, 9/15/32	20,662
24,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	23,786
29,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	30,778
29,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	30,197
1,134,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.003%, 6/1/28(A)	1,119,934
18,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	18,411
94,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	97,007
940,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	961,958
81,000	SBL Holdings, Inc., 144a, 9.508%(B)	84,238
1,548,000	State Street Corp., (TSFR3M + 1.262%), 5.299%, 6/15/47(A)	1,400,779
1,614,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,111,746
1,625,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.143%, 5/15/27(A)	1,612,877
684,000	US Bancorp, 4.967%, 7/22/33	686,803
		32,013,288
	Industrials — 5.3%
51,000	AAR Escrow Issuer LLC, 144a, 6.750%, 3/15/29	52,527
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	975,373
66,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	63,782
40,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	41,054
84,000	BNSF Funding Trust I, 6.613%, 12/15/55	83,894
29,000	Bombardier, Inc. (Canada), 144a, 8.750%, 11/15/30	31,272
84,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	84,822
74,000	Builders FirstSource, Inc., 144a, 6.375%, 6/15/32	76,490
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	902,243
124,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28†	121,044
1,074,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	804,800
39,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	38,691
36,000	Clean Harbors, Inc., 144a, 5.750%, 10/15/33	36,314
51,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	47,979
19,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	19,490
1,094,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,116,240
48,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	49,331
15,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.750%, 7/15/31	15,576
20,000	FTAI Aviation Investors LLC, 144a, 5.500%, 5/1/28	20,011
11,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	11,511
9,000	FTAI Aviation Investors LLC, 144a, 7.875%, 12/1/30	9,563
119,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	115,742
865,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	895,077
777,000	Keysight Technologies, Inc., 4.950%, 10/15/34	781,694
78,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	82,003

Touchstone Active Bond Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 45.2% (Continued)
	Industrials — 5.3% (Continued)
$ 20,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 8/15/26	$ 19,883
82,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/27	82,807
82,000	Moog, Inc., 144a, 4.250%, 12/15/27	80,746
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	658,407
72,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	73,348
36,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32	36,340
580,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	587,095
58,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	60,085
85,000	Roller Bearing Co. of America, Inc., 144a, 4.375%, 10/15/29	82,572
698,000	RTX Corp., 6.400%, 3/15/54	780,519
63,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	58,143
50,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	52,758
34,000	Standard Building Solutions, Inc., 144a, 6.250%, 8/1/33	34,437
14,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	14,367
41,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	37,119
122,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	122,405
54,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	56,855
78,000	Terex Corp., 144a, 6.250%, 10/15/32	79,459
2,013,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.208%, 2/15/42(A)	1,818,947
1,198,000	Timken Co. (The), 4.500%, 12/15/28	1,205,212
9,000	TransDigm, Inc., 144a, 6.250%, 1/31/34	9,247
50,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	51,117
76,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	78,236
972,000	United Parcel Service, Inc., 5.950%, 5/14/55	1,015,076
17,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	17,607
29,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	29,857
17,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	17,623
29,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	30,137
570,000	WestRock MWV LLC, 8.200%, 1/15/30	652,963
106,000	XPO, Inc., 144a, 7.125%, 2/1/32	111,313
		14,431,203
	Consumer Discretionary — 5.2%
1,534,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,333,873
91,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	91,000
82,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	81,436
9,000	American Axle & Manufacturing, Inc., 144a, 6.375%, 10/15/32	8,981
9,000	American Axle & Manufacturing, Inc., 144a, 7.750%, 10/15/33	9,067
40,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	40,689
29,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31	29,384
125,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	123,029
1,026,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	1,027,983
18,000	Carnival Corp., 144a, 5.125%, 5/1/29	18,000
146,000	Carnival Corp., 144a, 5.750%, 8/1/32	148,554
63,000	Carnival Corp., 144a, 5.875%, 6/15/31	64,559
19,000	Carnival Corp., 144a, 6.125%, 2/15/33	19,475
48,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	45,471
53,000	Century Communities, Inc., 144a, 6.625%, 9/15/33	53,473
83,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	88,215
150,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	149,801
Principal Amount		Market Value
	Corporate Bonds — 45.2% (Continued)
	Consumer Discretionary — 5.2% (Continued)
$ 1,016,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	$ 1,021,755
794,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	788,894
484,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	495,337
45,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	42,100
866,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	780,201
294,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	293,627
608,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	608,099
43,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	40,065
93,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	90,401
20,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30	20,461
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	518,450
847,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	870,074
93,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	97,389
58,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	56,487
73,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33	73,124
9,000	Lindblad Expeditions LLC, 144a, 7.000%, 9/15/30	9,174
54,000	Lithia Motors, Inc., 144a, 5.500%, 10/1/30	54,025
802,000	Lowe's Cos., Inc., 4.500%, 4/15/30	812,441
842,000	Mattel, Inc., 5.450%, 11/1/41	775,163
1,238,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,205,512
116,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	106,336
18,000	NCL Corp. Ltd., 144a, 5.875%, 1/15/31	17,993
9,000	NCL Corp. Ltd., 144a, 6.250%, 9/15/33	9,050
41,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	42,152
53,000	Newell Brands, Inc., 6.375%, 9/15/27	53,733
29,000	Newell Brands, Inc., 6.625%, 5/15/32	28,517
24,000	Newell Brands, Inc., 144a, 8.500%, 6/1/28	25,381
46,000	Nissan Motor Acceptance Co. LLC, 144a, 6.125%, 9/30/30	45,988
114,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	117,853
73,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	70,820
155,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	153,168
56,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	52,822
50,000	Taylor Morrison Communities, Inc., 144a, 5.125%, 8/1/30	49,847
1,083,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,066,552
18,000	Viking Cruises Ltd., 144a, 5.875%, 10/15/33	18,018
78,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	82,480
43,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32†	39,399
106,000	Warnermedia Holdings, Inc., 5.050%, 3/15/42	84,535
7,000	Winnebago Industries, Inc., 144a, 6.250%, 7/15/28	6,985
		14,057,398
	Energy — 4.5%
200,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	210,840
1,070,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,053,603
39,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	40,409
28,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	29,448
75,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	75,417
954,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	869,203
300,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	289,349
68,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	70,484
42,000	Crescent Energy Finance LLC, 144a, 7.625%, 4/1/32	41,714
1,054,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,146,917
76,000	Diamond Foreign Asset Co. / Diamond Finance LLC, 144a, 8.500%, 10/1/30	80,539
149,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	160,053

Touchstone Active Bond Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 45.2% (Continued)
	Energy — 4.5% (Continued)
$ 56,000	Energy Transfer LP, 8.000%, 5/15/54	$ 59,846
20,000	Energy Transfer LP, Ser G, 7.125%(B)	20,665
37,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	38,575
35,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	36,510
59,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	62,446
1,011,000	HF Sinclair Corp., 5.000%, 2/1/28	1,013,174
46,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	45,316
26,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	25,595
37,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	35,581
43,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.375%, 11/1/33	45,161
74,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	74,440
82,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	84,148
548,238	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	469,439
988,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	992,555
60,000	Murphy Oil Corp., 6.000%, 10/1/32	59,132
1,052,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,214,280
10,000	Noble Finance II LLC, 144a, 8.000%, 4/15/30	10,351
887,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,039,678
103,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	100,352
30,000	Parkland Corp. (Canada), 144a, 6.625%, 8/15/32	30,811
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	86,692
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	73,625
57,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	59,195
106,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	106,573
9,000	Rockies Express Pipeline LLC, 144a, 4.800%, 5/15/30	8,790
29,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	30,921
1,242,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,101,633
73,000	SESI LLC, 144a, 7.875%, 9/30/30	72,964
30,000	SM Energy Co., 144a, 6.750%, 8/1/29	30,143
50,000	SM Energy Co., 144a, 7.000%, 8/1/32	50,025
13,000	Sunoco LP, 144a, 5.625%, 3/15/31	12,906
53,000	Sunoco LP, 144a, 5.875%, 3/15/34	52,542
80,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	82,386
77,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	82,677
69,000	Valaris Ltd., 144a, 8.375%, 4/30/30	71,486
43,000	Venture Global Calcasieu Pass LLC, 144a, 6.250%, 1/15/30	44,826
50,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	51,677
84,000	Venture Global LNG, Inc., 144a, 9.000%(B)	83,247
28,000	Weatherford International Ltd., 144a, 6.750%, 10/15/33	28,022
827,000	Western Midstream Operating LP, 5.250%, 2/1/50	719,561
35,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	34,792
		12,410,714
	Consumer Staples — 4.4%
63,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	56,898
60,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	62,920
96,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	95,962
46,000	AMN Healthcare, Inc., 144a, 6.500%, 1/15/31	46,163
Principal Amount		Market Value
	Corporate Bonds — 45.2% (Continued)
	Consumer Staples — 4.4% (Continued)
$ 572,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	$ 535,660
1,052,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	1,043,213
38,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	39,312
28,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	29,046
19,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32†	19,872
938,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	896,315
966,000	Cargill, Inc., 144a, 4.760%, 11/23/45	889,520
1,617,000	Coca-Cola Co. (The), 2.500%, 3/15/51	988,269
23,000	Coty, Inc. /HFC Prestige Products, Inc./HFC Prestige International US LLC, 144a, 6.625%, 7/15/30	23,456
982,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	826,901
102,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	92,682
76,000	Herc Holdings, Inc., 144a, 5.500%, 7/15/27	75,811
29,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	29,798
40,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	41,544
68,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31†	63,862
536,000	Kroger Co. (The), 5.000%, 4/15/42	508,879
728,000	Mars, Inc., 144a, 5.200%, 3/1/35	744,133
51,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	52,239
1,393,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,199,873
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,199,453
47,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	45,311
84,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	84,679
42,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	40,970
48,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	49,628
121,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	115,979
568,000	Starbucks Corp., 3.350%, 3/12/50	393,824
190,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	200,999
687,000	Tyson Foods, Inc., 5.400%, 3/15/29	710,630
64,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	64,281
58,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	59,018
686,000	Walmart, Inc., 4.500%, 9/9/52	614,595
		11,941,695
	Communication Services — 3.1%
65,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	68,494
1,135,000	AT&T, Inc., 3.800%, 12/1/57	808,306
536,000	AT&T, Inc., 4.500%, 5/15/35	517,861
27,000	Block Communications, Inc., 144a, 4.875%, 3/1/28	25,858
60,000	Cable One, Inc., 144a, 4.000%, 11/15/30	50,834
171,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	157,527
63,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 5/1/32	57,332
41,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	41,564
86,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	88,858
220,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	211,150
43,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 1/15/34	37,147

Touchstone Active Bond Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 45.2% (Continued)
	Communication Services — 3.1% (Continued)
$ 602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	$ 594,154
673,000	Comcast Corp., 4.000%, 3/1/48	525,622
55,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	54,582
94,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	93,849
46,000	GCI LLC, 144a, 4.750%, 10/15/28	44,700
68,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	69,030
46,392	Level 3 Financing, Inc., 144a, 6.875%, 6/30/33	47,283
64,232	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	65,483
36,000	Midcontinent Communications, 144a, 8.000%, 8/15/32	37,088
80,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	79,896
1,148,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,164,645
17,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	17,484
47,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	45,382
18,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	17,484
991,000	T-Mobile USA, Inc., 3.875%, 4/15/30†	971,809
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	472,190
39,000	Univision Communications, Inc., 144a, 8.000%, 8/15/28	40,408
88,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31†	90,870
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	574,170
1,404,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,361,500
120,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	113,110
		8,545,670
	Utilities — 3.1%
132,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	129,418
78,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	80,684
522,000	Calpine Corp., 144a, 5.000%, 2/1/31	520,460
1,513,000	CMS Energy Corp., 4.750%, 6/1/50	1,475,340
1,120,000	Duke Energy Progress LLC, 4.150%, 12/1/44	950,052
614,000	Edison International, 4.125%, 3/15/28	602,810
163,000	Edison International, 7.875%, 6/15/54	166,285
763,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	718,764
566,000	Georgia Power Co., 5.950%, 2/1/39	594,117
57,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	56,853
45,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 7.482%, 4/30/43(A)	44,775
71,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.314%, 10/1/66(A)	65,427
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	596,839
1,118,000	Oncor Electric Delivery Co. LLC, 144a, 5.800%, 4/1/55	1,151,442
82,000	PacifiCorp, 7.375%, 9/15/55	86,444
738,000	PacifiCorp., 5.750%, 4/1/37	762,434
79,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 6.928%, 3/30/67(A)	78,389
133,000	Sempra, 4.125%, 4/1/52	129,796
151,000	South Jersey Industries, Inc., 5.020%, 4/15/31	129,641
		8,339,970
	Health Care — 2.9%
692,000	AbbVie, Inc., 4.450%, 5/14/46	612,107
31,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	30,344
50,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33	51,895
39,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	36,867
36,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	34,330
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	597,987
Principal Amount		Market Value
	Corporate Bonds — 45.2% (Continued)
	Health Care — 2.9% (Continued)
$ 56,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	$ 53,254
654,000	Becton Dickinson & Co., 4.685%, 12/15/44	585,295
723,000	CommonSpirit Health, 4.187%, 10/1/49	573,177
15,000	Concentra Health Services, Inc., 144a, 6.875%, 7/15/32	15,578
661,000	CVS Health Corp., 5.125%, 7/20/45	599,710
31,000	DaVita, Inc., 144a, 6.750%, 7/15/33	31,968
41,000	DaVita, Inc., 144a, 6.875%, 9/1/32	42,351
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	724,291
795,000	Elevance Health, Inc., 4.750%, 2/15/33	797,279
91,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	93,637
1,026,000	HCA, Inc., 5.500%, 3/1/32	1,069,221
27,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144a, 6.250%, 4/1/29	27,714
81,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	73,504
20,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33	20,165
61,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	58,826
113,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	112,254
91,000	Tenet Healthcare Corp., 6.125%, 10/1/28	91,077
708,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	715,191
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	759,970
		7,807,992
	Information Technology — 2.8%
17,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	17,651
65,000	Amkor Technology, Inc., 144a, 5.875%, 10/1/33	65,661
1,203,000	Apple, Inc., 4.650%, 2/23/46	1,124,429
1,265,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	1,170,736
19,000	CACI International, Inc., 144a, 6.375%, 6/15/33	19,608
110,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	110,960
106,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	112,484
104,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	103,870
658,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	647,554
1,098,000	Marvell Technology, Inc., 2.950%, 4/15/31	1,014,377
566,000	Micron Technology, Inc., 2.703%, 4/15/32	503,658
236,000	Micron Technology, Inc., 6.750%, 11/1/29	256,494
1,482,000	Microsoft Corp., 2.525%, 6/1/50	936,738
53,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	50,112
54,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	52,532
332,000	Oracle Corp., 3.600%, 4/1/40	266,594
266,000	Oracle Corp., 4.300%, 7/8/34	254,501
26,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	26,030
38,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	37,954
764,000	Texas Instruments, Inc., 5.100%, 5/23/35	788,052
15,000	Zebra Technologies Corp., 144a, 6.500%, 6/1/32	15,408
		7,575,403
	Real Estate — 1.5%
876,000	American Tower Corp. REIT, 5.900%, 11/15/33	938,999
837,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	848,862
49,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	47,660
1,017,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	983,170
55,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	58,445
59,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	57,521
30,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30	30,927

Touchstone Active Bond Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 45.2% (Continued)
	Real Estate — 1.5% (Continued)
$ 50,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 4.750%, 10/15/27	$ 49,781
9,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 7.250%, 7/15/28	9,282
94,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	93,059
374,000	Store Capital LLC REIT, 2.700%, 12/1/31	327,495
116,000	Store Capital LLC REIT, 2.750%, 11/18/30	105,479
635,000	Store Capital LLC REIT, 4.625%, 3/15/29	630,884
16,000	XHR LP REIT, 144a, 4.875%, 6/1/29	15,672
38,000	XHR LP REIT, 144a, 6.625%, 5/15/30	39,044
		4,236,280
	Materials — 0.7%
49,000	Celanese US Holdings LLC, 6.879%, 7/15/32	50,073
75,000	Celanese US Holdings LLC, 7.200%, 11/15/33	77,890
79,000	Magnera Corp., 144a, 7.250%, 11/15/31	74,337
59,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	61,741
123,000	Novelis Corp., 144a, 4.750%, 1/30/30	118,671
84,000	Novelis Corp., 144a, 6.875%, 1/30/30	87,103
524,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	539,656
683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	589,316
200,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.500%, 10/6/28	193,554
		1,792,341
	Total Corporate Bonds	$123,151,954
	U.S. Treasury Obligations — 16.1%
2,180,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,351,004
1,730,000	U.S. Treasury Bond, 2.875%, 5/15/52	1,233,301
5,610,000	U.S. Treasury Bond, 4.750%, 2/15/45	5,639,803
225,000	U.S. Treasury Bond, 4.750%, 8/15/55	225,598
4,417,524	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	4,305,553
1,900,000	U.S. Treasury Note, 3.375%, 5/15/33	1,825,484
13,155,000	U.S. Treasury Note, 3.750%, 4/15/28	13,197,651
10,735,000	U.S. Treasury Note, 4.000%, 5/31/30	10,863,317
5,075,000	U.S. Treasury Note, 4.250%, 8/15/35	5,116,234
	Total U.S. Treasury Obligations	$43,757,945
	Non-Agency Collateralized Mortgage Obligations — 9.7%
737	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 4.672%, 3/25/35(A)(C)	726
825,761	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.630%, 10/25/45(A)(C)	790,711
1,286,900	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.630%, 10/25/45(A)(C)	1,229,938
632,279	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	632,277
716,621	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	712,112
805,215	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	794,420
1,176,381	CIM Trust, Ser 2021-J2, Class A19, 144a, 2.500%, 4/25/51(A)(C)	968,814
453,129	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(C)	451,380
229,507	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.554%, 8/25/43(A)(C)	222,977
302,972	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.614%, 11/25/44(A)(C)	293,679
616,985	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.891%, 1/25/45(A)(C)	596,569
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.7% (Continued)
$ 652,609	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.869%, 2/25/45(A)(C)	$ 622,329
524,421	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.763%, 12/25/44(A)(C)	507,343
698,617	CSMC Trust, Ser 2018-J1, Class B2, 144a, 3.580%, 2/25/48(A)(C)	645,261
864,012	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	844,425
1,031,219	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.560%, 2/25/48(A)(C)	946,560
944,340	EverBank Mortgage Loan Trust, Ser 2018-1, Class B3, 144a, 3.560%, 2/25/48(A)(C)	866,016
16,590	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(C)	15,767
928,606	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	925,250
243,638	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(C)	211,168
625,090	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(C)	554,030
9,366	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 5.999%, 2/25/35(A)(C)	9,181
12,950	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.751%, 6/25/36(A)(C)	8,800
368,422	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 5.895%, 1/25/45(A)(C)	371,832
1,315,783	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.446%, 1/25/47(A)(C)	1,198,681
805,195	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.028%, 1/25/49(A)(C)	742,499
146,247	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 9/25/49(A)(C)	138,168
1,046,386	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(C)	869,277
14,616	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	14,626
1,248,526	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(C)	1,127,612
684,436	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(C)	588,428
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.858%, 4/25/57(A)(C)	1,048,720
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	856,523
135,152	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	57,111
65,784	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.536%, 8/25/43(A)(C)	64,229
68,594	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.488%, 5/25/43(A)(C)	67,109
471,515	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(C)	428,737
1,444,391	Sequoia Mortgage Trust, Ser 2025-S1, Class A4, 144a, 2.500%, 9/25/54(A)(C)	1,283,754
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.794%, 10/25/56(A)(C)	938,157
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.606%, 6/25/57(A)(C)	700,120
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(C)	728,300
745,790	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 4.130%, 2/25/67(A)(C)	718,067

Touchstone Active Bond Fund (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 9.7% (Continued)
$ 38,270	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	$ 35,554
812,255	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Class A3, 144a, 2.500%, 12/25/50(A)(C)	734,175
941,574	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-1, Class A17, 144a, 2.500%, 8/25/51(A)(C)	775,437
	Total Non-Agency Collateralized Mortgage Obligations	$26,336,849
	U.S. Government Mortgage-Backed Obligations — 7.1%
27,558	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.901%), 6.787%, 4/1/37(A)	28,259
4,469	FHLMC, Pool #A12886, 5.000%, 8/1/33	4,536
33,087	FHLMC, Pool #A13842, 6.000%, 9/1/33	33,822
2,775	FHLMC, Pool #A21415, 5.000%, 5/1/34	2,797
7,040	FHLMC, Pool #A35682, 5.000%, 7/1/35	7,176
3,366	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,432
15,723	FHLMC, Pool #A46590, 5.000%, 8/1/35	16,142
1,735	FHLMC, Pool #A64971, 5.500%, 8/1/37	1,802
1,079,115	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,062,549
25,759	FHLMC, Pool #A96485, 4.500%, 1/1/41	25,830
167,240	FHLMC, Pool #A97897, 4.500%, 4/1/41	167,682
6,792	FHLMC, Pool #C62740, 7.000%, 1/1/32	7,100
4,368	FHLMC, Pool #C72254, 6.500%, 7/1/32	4,512
579	FHLMC, Pool #C90986, 7.000%, 6/1/26	605
5,241	FHLMC, Pool #G02184, 5.000%, 4/1/36	5,371
990,467	FHLMC, Pool #G05624, 4.500%, 9/1/39	997,765
88,380	FHLMC, Pool #G05733, 5.000%, 11/1/39	90,653
422	FHLMC, Pool #J13584, 3.500%, 11/1/25	421
755,668	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	738,429
634,489	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	636,202
767,033	FHLMC REMIC, Pool #SD5007, 5.000%, 9/1/53	764,908
4,643	FNMA, Pool #561741, 7.500%, 1/1/31	4,777
5,800	FNMA, Pool #640291, 7.000%, 8/1/32	6,057
7,170	FNMA, Pool #670402, 6.500%, 6/1/32	7,446
54,630	FNMA, Pool #745257, 6.000%, 1/1/36	57,565
34,261	FNMA, Pool #748895, 6.000%, 12/1/33	34,469
26,055	FNMA, Pool #810049, 5.500%, 3/1/35	26,958
19,349	FNMA, Pool #819297, 6.000%, 9/1/35	20,327
406,677	FNMA, Pool #881279, 5.000%, 11/1/36	417,133
12,141	FNMA, Pool #889060, 6.000%, 1/1/38	13,053
26,340	FNMA, Pool #889061, 6.000%, 1/1/38	27,757
890	FNMA, Pool #895657, 6.500%, 8/1/36	905
50,439	FNMA, Pool #905049, 5.500%, 11/1/36	52,340
134,385	FNMA, Pool #928553, 5.500%, 8/1/37	139,446
58,942	FNMA, Pool #931535, 5.500%, 7/1/39	59,008
65,615	FNMA, Pool #AA3467, 4.500%, 4/1/39	66,141
102,935	FNMA, Pool #AA4584, 4.500%, 4/1/39	103,760
24,902	FNMA, Pool #AB1800, 4.000%, 11/1/40	24,311
3,183	FNMA, Pool #AB2452, 4.000%, 3/1/26	3,171
20,651	FNMA, Pool #AD6193, 5.000%, 6/1/40	20,696
38,921	FNMA, Pool #AE1568, 4.000%, 9/1/40	38,022
201,059	FNMA, Pool #AE2497, 4.500%, 9/1/40	201,556
23,293	FNMA, Pool #AE5441, 5.000%, 10/1/40	23,864
67,753	FNMA, Pool #AH1135, 5.000%, 1/1/41	69,414
1,488	FNMA, Pool #AH3671, 4.000%, 2/1/26	1,482
195,042	FNMA, Pool #AH6622, 4.000%, 3/1/41	190,173
181,258	FNMA, Pool #AL0150, 4.000%, 2/1/41	176,845
32,944	FNMA, Pool #AL0211, 5.000%, 4/1/41	33,752
231,498	FNMA, Pool #AS0779, 4.000%, 10/1/43	225,046
1,706,150	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,393,186
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.1% (Continued)
$ 629,580	FNMA, Pool #BW2258, 4.500%, 7/1/52	$ 615,560
1,079,119	FNMA, Pool #FM4660, 2.000%, 10/1/35	998,266
1,061,608	FNMA, Pool #FM4702, 2.500%, 10/1/50	910,067
1,692,331	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,378,114
795,034	FNMA, Pool #FM8360, 2.500%, 8/1/51	679,708
764,972	FNMA, Pool #FM8361, 2.500%, 8/1/51	649,899
1,003,375	FNMA, Pool #FM9905, 2.500%, 12/1/51	847,374
813,004	FNMA, Pool #FM9907, 2.500%, 12/1/51	689,357
597,717	FNMA, Pool #FS2906, 5.000%, 9/1/52	596,894
1,603,172	FNMA, Pool #FS7278, 5.000%, 11/1/53	1,596,739
1,488,374	FNMA, Pool #FS8360, 3.500%, 9/1/52	1,363,140
712,183	FNMA, Pool #MA4128, 2.000%, 9/1/40	626,184
455,792	GNMA, Pool #4424, 5.000%, 4/20/39	467,823
	Total U.S. Government Mortgage-Backed Obligations	$19,457,778
	Agency Collateralized Mortgage Obligations — 6.9%
844,887	FHLMC REMIC, Ser 4422, Class LZ, 4.000%, 12/15/44	806,688
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,522,638
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,131,825
58,574	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	60,273
5,392	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	5,202
1,420,000	FNMA REMIC, Ser 2017-37, Class AY, 3.000%, 5/25/47	1,114,165
250,338	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	236,563
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,495,683
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,944,704
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,181,010
533,440	FNMA REMIC, Ser 2023-9, Class BZ, 4.500%, 3/25/53	486,796
24,151	FNMA Trust, Ser 2004-W15, Class 2AF, (SOFR30A + 0.364%), 4.721%, 8/25/44(A)	23,923
364,080	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	365,156
2,647,825	GNMA, Ser 2012-147, Class IO, 0.516%, 4/16/54(A)(C)(D)	21,797
965,546	GNMA, Ser 2014-44, Class LZ, 4.000%, 3/16/44	917,295
1,117,937	GNMA, Ser 2016-113, Class IO, 1.139%, 2/16/58(A)(C)(D)	67,804
7,012,664	GNMA, Ser 2016-140, Class IO, 0.732%, 5/16/58(A)(C)(D)	247,112
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,319,113
2,500,000	GNMA, Ser 2018-112, Class YC, 3.500%, 8/20/48	2,040,189
350,000	GNMA, Ser 2022-200, Class PL, 5.500%, 9/20/52	358,837
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,408,735
	Total Agency Collateralized Mortgage Obligations	$18,755,508
	Commercial Mortgage-Backed Securities — 6.4%
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	495,706
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	884,329
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	1,116,390
525,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	551,503
875,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	913,816
305,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	286,953

Touchstone Active Bond Fund (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 6.4% (Continued)
$ 830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	$ 767,772
1,413,826	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	1,348,942
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(A)(C)	546,777
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	1,571,461
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.715%, 10/15/36(A)	757,157
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.949%, 9/6/38(A)(C)	518,307
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	741,239
515,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	499,550
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.467%, 11/15/35(A)	1,142,038
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,202,428
340,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	332,028
385,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	383,234
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,260,292
1,045,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-5C4, Class B, 6.394%, 5/15/58(A)(C)	1,091,733
	Total Commercial Mortgage-Backed Securities	$17,411,655
	Asset-Backed Securities — 4.5%
1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 6.229%, 4/15/34(A)	1,101,292
800,000	Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Ser 2021-25A, Class BR, 144a, (TSFR3M + 1.450%), 5.768%, 1/15/35(A)	800,634
940,056	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	807,621
479	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(C)	481
1,284,500	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,191,438
900,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	899,493
79,656	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(C)	83,561
517	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(C)	522
1,069,500	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,039,522
955,450	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	954,296
1,457,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.775%, 10/19/34(A)	1,453,261
122,345	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	122,830
1,149,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,088,725
617,500	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	586,992
Principal Amount		Market Value
	Asset-Backed Securities — 4.5% (Continued)
$ 800,000	Verdelite Static CLO Ltd. (Jersey), Ser 2024-1A, Class B, 144a, (TSFR3M + 1.650%), 5.975%, 7/20/32(A)	$ 801,270
1,531,989	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,373,265
	Total Asset-Backed Securities	$12,305,203
	Sovereign Government Obligations — 0.8%
697,000	Chile Government International Bond, 3.100%, 1/22/61	430,816
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	198,860
6,400	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	6,176
18,798	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	16,084
96,800	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(C)	94,127
878,000	Mexico Government International Bond, 3.771%, 5/24/61	552,262
200,000	Nigeria Government International Bond, MTN, 8.250%, 9/28/51	179,856
736,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	711,430
	Total Sovereign Government Obligations	$2,189,611
Shares
	Short-Term Investment Funds — 1.9%
4,901,492	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	4,901,492
334,498	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	334,498
	Total Short-Term Investment Funds	$5,235,990
	Total Investment Securities—98.6% (Cost $276,075,374)	$268,602,493
	Other Assets in Excess of Liabilities — 1.4%	3,732,935
	Net Assets — 100.0%	$272,335,428
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $321,751.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.

Touchstone Active Bond Fund (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
JSC – Joint Stock Company
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $88,906,207 or 32.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$123,151,954	$—	$123,151,954
U.S. Treasury Obligations	—	43,757,945	—	43,757,945
Non-Agency Collateralized Mortgage Obligations	—	26,336,849	—	26,336,849
U.S. Government Mortgage-Backed Obligations	—	19,457,778	—	19,457,778
Agency Collateralized Mortgage Obligations	—	18,755,508	—	18,755,508
Commercial Mortgage-Backed Securities	—	17,411,655	—	17,411,655
Asset-Backed Securities	—	12,305,203	—	12,305,203
Sovereign Government Obligations	—	2,189,611	—	2,189,611
Short-Term Investment Funds	5,235,990	—	—	5,235,990
Other Financial Instruments
Futures
Interest rate contracts	16,614	—	—	16,614
Total Assets	$5,252,604	$263,366,503	$—	$268,619,107
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(218,291)	$—	$—	$(218,291)
Total Liabilities	$(218,291)	$—	$—	$(218,291)
Total	$5,034,313	$263,366,503	$—	$268,400,816

Touchstone Active Bond Fund (Continued)
Futures Contracts
At September 30, 2025, $648,816 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	12/19/2025	109	$13,086,812	$16,614
Long Futures:
2-Year U.S. Treasury Note	12/31/2025	512	106,700,000	(218,291)
				$(201,677)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – September 30, 2025
Principal Amount		Market Value
	Corporate Bonds — 81.8%
	Consumer Discretionary — 12.6%
$ 3,031,000	Allegiant Travel Co., 144a, 7.250%, 8/15/27	$ 3,067,563
5,938,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	5,897,146
1,794,000	American Axle & Manufacturing, Inc., 144a, 6.375%, 10/15/32	1,790,158
1,240,000	American Axle & Manufacturing, Inc., 144a, 7.750%, 10/15/33	1,249,204
480,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	474,028
2,340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	2,269,537
2,120,000	Bath & Body Works, Inc., 6.750%, 7/1/36	2,181,338
4,986,000	Bath & Body Works, Inc., 6.875%, 11/1/35†	5,185,505
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	94,166
2,801,000	Boyne USA, Inc., 144a, 4.750%, 5/15/29	2,747,179
780,000	Caesars Entertainment, Inc., 144a, 7.000%, 2/15/30	802,032
4,100,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	4,045,375
1,200,000	Churchill Downs, Inc., 144a, 5.500%, 4/1/27	1,197,902
1,896,000	Cougar JV Subsidiary LLC, 144a, 8.000%, 5/15/32	2,016,268
1,792,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 6.750%, 1/15/30	1,679,789
4,640,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	4,340,963
4,531,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	4,358,280
748,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29†	692,219
2,570,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33	2,574,369
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,160,467
3,966,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	3,939,837
1,125,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	1,135,627
3,449,000	MGM Resorts International, 4.750%, 10/15/28	3,421,835
2,825,000	Nissan Motor Co. Ltd. (Japan), 144a, 8.125%, 7/17/35	3,032,708
2,917,000	Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada), 144a, 8.000%, 8/1/30†	2,898,735
651,000	Qnity Electronics, Inc., 144a, 5.750%, 8/15/32	656,046
930,000	Qnity Electronics, Inc., 144a, 6.250%, 8/15/33	949,689
2,270,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	2,346,720
2,130,000	Service Corp. International, 5.750%, 10/15/32	2,157,876
3,880,000	Six Flags Entertainment Corp., 144a, 7.250%, 5/15/31	3,881,063
1,223,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 7.750%, 10/15/29	1,242,462
9,947,931	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 11.000%, 3/12/30(A)	4,058,756
990,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	933,817
2,925,000	Station Casinos LLC, 144a, 4.500%, 2/15/28	2,875,778
1,600,000	Station Casinos LLC, 144a, 6.625%, 3/15/32	1,643,641
5,690,000	Tenneco, Inc., 144a, 8.000%, 11/17/28	5,700,358
4,238,000	Victoria's Secret & Co., 144a, 4.625%, 7/15/29	4,045,402
2,973,000	Viking Cruises Ltd., 144a, 5.875%, 9/15/27	2,974,142
1,200,000	Viking Cruises Ltd., 144a, 7.000%, 2/15/29	1,206,016
2,030,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	2,028,320
407,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28	423,775
6,549,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30†	6,383,111
3,478,000	Warnermedia Holdings, Inc., 5.050%, 3/15/42	2,773,705
2,083,000	ZF North America Capital, Inc. (Germany), 144a, 7.500%, 3/24/31	2,068,358
		110,601,265
	Industrials — 11.4%
1,477,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	1,427,368
1,370,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	1,406,105
Principal Amount		Market Value
	Corporate Bonds — 81.8% (Continued)
	Industrials — 11.4% (Continued)
$ 1,593,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26	$ 1,529,280
500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.750%, 7/15/27	207,212
2,682,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	1,019,160
7,494,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	2,847,720
146,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., Ser REGs, 5.250%, 8/15/27	55,480
1,103,000	Axon Enterprise, Inc., 144a, 6.250%, 3/15/33	1,135,173
6,174,000	Ball Corp., 2.875%, 8/15/30	5,609,671
2,297,000	Builders FirstSource, Inc., 144a, 6.375%, 3/1/34	2,366,181
2,140,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	2,072,044
2,620,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	2,557,552
2,589,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	2,773,712
5,066,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	5,061,704
2,830,000	Clean Harbors, Inc., 144a, 5.750%, 10/15/33	2,854,711
625,000	Clean Harbors, Inc., 144a, 6.375%, 2/1/31	639,948
739,000	Coherent Corp., 144a, 5.000%, 12/15/29	728,483
676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	641
970,000	CP Atlas Buyer, Inc., 144a, 9.750%, 7/15/30	1,015,774
4,000,000	CP Atlas Buyer, Inc., PIK, 144a, 12.750%, 1/15/31(A)	3,995,054
1,700,000	Crown Americas LLC, 144a, 5.875%, 6/1/33	1,717,245
2,712,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	2,787,179
2,008,000	GFL Environmental, Inc., 144a, 3.500%, 9/1/28	1,958,488
713,271	GFL Environmental, Inc., 144a, 4.375%, 8/15/29	695,092
1,500,000	GFL Environmental, Inc., 144a, 4.000%, 8/1/28	1,464,382
3,721,000	Graphic Packaging International LLC, 144a, 3.750%, 2/1/30	3,478,155
798,000	Graphic Packaging International LLC, 144a, 6.375%, 7/15/32	810,318
2,795,000	JH North America Holdings, Inc., 144a, 6.125%, 7/31/32	2,862,902
4,601,000	LABL, Inc., 144a, 8.625%, 10/1/31	3,380,050
6,760,000	Madison IAQ LLC, 144a, 4.125%, 6/30/28	6,597,738
2,230,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	2,310,164
4,243,000	Sealed Air Corp/Sealed Air Corp. US, 144a, 6.125%, 2/1/28	4,301,716
4,579,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	4,395,281
1,370,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	1,405,923
3,343,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	3,204,998
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	163,054
2,257,000	TransDigm, Inc., 144a, 6.250%, 1/31/34	2,318,913
4,332,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	4,618,869
2,185,000	Trivium Packaging Finance BV (Netherlands), 144a, 8.250%, 7/15/30	2,331,249
1,450,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	1,501,733
2,507,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	2,598,827
6,316,000	Wilsonart LLC, 144a, 11.000%, 8/15/32	6,148,171
		100,353,420
	Energy — 11.0%
2,577,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	2,580,531
1,436,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.625%, 9/1/32†	1,473,021
111,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	110,779
1,690,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 6.625%, 10/15/32	1,724,892

Touchstone Ares Credit Opportunities Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 81.8% (Continued)
	Energy — 11.0% (Continued)
$ 4,741,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	$ 4,740,711
1,701,000	CVR Energy, Inc., 144a, 5.750%, 2/15/28	1,674,889
900,000	CVR Energy, Inc., 144a, 8.500%, 1/15/29	919,915
6,153,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	6,049,219
2,130,000	Kodiak Gas Services LLC, 144a, 6.500%, 10/1/33†	2,168,519
2,130,000	Kodiak Gas Services LLC, 144a, 6.750%, 10/1/35	2,187,753
860,000	Kodiak Gas Services LLC, 144a, 7.250%, 2/15/29	891,883
4,254,000	Moss Creek Resources Holdings, Inc., 144a, 8.250%, 9/1/31	4,168,524
3,813,000	Nabors Industries, Inc., 144a, 8.875%, 8/15/31	3,544,671
3,024,000	Nabors Industries, Inc., 144a, 9.125%, 1/31/30	3,160,292
1,405,000	Northern Oil & Gas, Inc., 144a, 7.875%, 10/15/33	1,399,334
3,156,000	Northern Oil & Gas, Inc., 144a, 8.125%, 3/1/28	3,200,534
955,000	NuStar Logistics LP, 5.625%, 4/28/27	960,502
6,804,000	ONEOK, Inc., 5.450%, 6/1/47	6,272,795
208,000	ONEOK, Inc., 5.600%, 4/1/44	197,062
983,000	SM Energy Co., 144a, 6.750%, 8/1/29	987,694
3,110,000	Summit Midstream Holdings LLC, 144a, 8.625%, 10/31/29	3,125,354
2,735,000	Sunoco LP, 144a, 6.250%, 7/1/33	2,783,877
2,220,000	Sunoco LP, 144a, 7.250%, 5/1/32	2,330,093
4,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	4,721,127
1,045,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	1,021,827
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,029,820
2,582,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,563,541
1,750,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	1,691,416
6,234,426	TGNR Intermediate Holdings LLC, 144a, 5.500%, 10/15/29	6,100,663
4,614,000	TransMontaigne Partners LLC, 144a, 8.500%, 6/15/30	4,806,205
8,176,000	Transocean International Ltd., 6.800%, 3/15/38†	6,937,182
3,761,000	Venture Global LNG, Inc., 144a, 8.375%, 6/1/31	3,947,704
242,000	Venture Global Plaquemines LNG LLC, 144a, 6.500%, 1/15/34	254,661
7,738,000	Western Midstream Operating LP, 5.250%, 2/1/50	6,732,721
		96,459,711
	Communication Services — 10.8%
7,882,000	Altice France SA (France), 144a, 5.500%, 1/15/28	6,936,160
2,459,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	2,311,091
72,000	Belo Corp., 7.250%, 9/15/27	74,837
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	621,816
4,584,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	4,533,028
7,580,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	7,159,254
3,911,000	CommScope LLC, 144a, 4.750%, 9/1/29	3,885,891
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	132,214
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	49,421
1,129,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	834,416
1,315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	461,363
5,215,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	1,985,768
416,000	CSC Holdings LLC, 144a, 4.125%, 12/1/30	272,420
1,761,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	1,730,403
2,673,000	DISH DBS Corp., 144a, 5.750%, 12/1/28	2,563,477
1,500,000	Fox Corp., 5.476%, 1/25/39	1,505,591
1,500,000	Fox Corp., 5.576%, 1/25/49	1,459,942
3,043,000	Gen Digital, Inc., 144a, 6.250%, 4/1/33	3,106,535
Principal Amount		Market Value
	Corporate Bonds — 81.8% (Continued)
	Communication Services — 10.8% (Continued)
$ 4,277,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	$ 4,052,357
4,876,000	Gray Media, Inc., 144a, 4.750%, 10/15/30	3,730,140
1,635,000	Gray Media, Inc., 144a, 7.250%, 8/15/33	1,619,516
951,000	Gray Media, Inc., 144a, 9.625%, 7/15/32	971,512
7,629,000	Level 3 Financing, Inc., 144a, 4.875%, 6/15/29	7,210,348
4,155,000	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	4,235,956
1,061,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	1,035,589
128,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	127,834
1,000,000	Odido Group Holding BV (Netherlands), 144a, 5.500%, 1/15/30	1,182,551
4,720,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29†	4,158,242
6,389,000	Sirius XM Radio LLC, 144a, 3.125%, 9/1/26	6,300,839
526,000	Sirius XM Radio LLC, 144a, 5.000%, 8/1/27	523,453
240,000	Sirius XM Radio LLC, 144a, 5.500%, 7/1/29	240,037
1,901,000	Snap, Inc., 144a, 6.875%, 3/1/33	1,943,010
2,794,000	TEGNA, Inc., 4.625%, 3/15/28	2,752,163
2,674,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	2,139,200
1,603,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	809,515
1,000,000	United Group BV (Slovenia), 144a, 3.625%, 2/15/28	1,155,884
338,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	313,914
1,460,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	1,376,540
5,127,000	Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 144a, 5.000%, 7/15/28	5,022,015
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	370,826
4,335,836	Zayo Group Holdings, Inc., PIK, 144a, 9.250%, 3/9/30(A)	4,140,723
		95,035,791
	Consumer Staples — 7.0%
1,504,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 5.625%, 9/15/29	1,521,782
6,107,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 3/15/29	5,787,594
605,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 6.250%, 3/15/33	618,703
5,255,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	5,151,298
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30†	413,924
2,500,000	BCP V Modular Services Finance PLC (United Kingdom), 144a, 6.750%, 11/30/29	2,200,503
1,750,000	C&S Group Enterprises LLC, 144a, 5.000%, 12/15/28	1,582,862
3,200,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28†	3,164,374
1,001,000	CHS/Community Health Systems, Inc., 144a, 4.750%, 2/15/31	865,026
5,227,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 4.625%, 1/15/29	4,975,146
1,465,000	Gates Corp., 144a, 6.875%, 7/1/29	1,520,371
1,200,000	Iceland Bondco PLC (United Kingdom), 144a, 4.375%, 5/15/28	1,572,400
5,484,000	Korn Ferry, 144a, 4.625%, 12/15/27	5,446,220
3,303,000	Lamb Weston Holdings, Inc., 144a, 4.125%, 1/31/30	3,171,184
5,143,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	5,037,243
1,274,000	Papa John's International, Inc., 144a, 3.875%, 9/15/29	1,214,724
2,484,000	Performance Food Group, Inc., 144a, 4.250%, 8/1/29	2,412,885
2,250,000	Performance Food Group, Inc., 144a, 5.500%, 10/15/27	2,244,321
1,000,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	1,024,303

Touchstone Ares Credit Opportunities Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 81.8% (Continued)
	Consumer Staples — 7.0% (Continued)
$ 4,230,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	$ 4,264,204
1,810,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	1,871,390
1,871,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,793,363
2,605,000	Tyson Foods, Inc., 5.100%, 9/28/48	2,402,592
1,813,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	1,658,578
		61,914,990
	Financials — 6.7%
2,733,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.500%, 11/6/30	2,847,248
4,402,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 4.250%, 10/15/27	4,329,385
3,451,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	3,565,356
1,689,000	Ally Financial, Inc., 4.750%, 6/9/27	1,697,798
702,000	AmWINS Group, Inc., 144a, 6.375%, 2/15/29	715,645
3,324,000	Apollo Debt Solutions BDC, 6.900%, 4/13/29	3,495,116
4,919,000	Arthur J Gallagher & Co., 5.550%, 2/15/55	4,810,004
2,151,000	Coinbase Global, Inc., 144a, 3.375%, 10/1/28	2,041,525
3,590,000	Focus Financial Partners LLC, 144a, 6.750%, 9/15/31	3,676,379
600,000	GGAM Finance Ltd. (Ireland), 144a, 5.875%, 3/15/30	607,489
2,985,000	GGAM Finance Ltd. (Ireland), 144a, 6.875%, 4/15/29	3,095,451
5,255,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (United Kingdom), 144a, 7.250%, 2/15/31	5,410,485
2,157,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	2,037,121
4,566,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	4,535,227
7,722,000	OneMain Finance Corp., 3.500%, 1/15/27	7,574,145
392,000	OneMain Finance Corp., 3.875%, 9/15/28	376,749
1,937,000	OneMain Finance Corp., 7.125%, 9/15/32	2,001,117
1,570,000	Rocket Cos., Inc., 144a, 6.375%, 8/1/33	1,621,772
1,242,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,184,826
3,070,000	Ryan Specialty LLC, 144a, 5.875%, 8/1/32	3,105,581
373,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	372,866
		59,101,285
	Materials — 5.5%
8,164,537	ASP Unifrax Holdings, Inc., PIK, 144a, 7.100%, 9/30/29(A)	3,216,737
3,015,000	Avient Corp., 144a, 6.250%, 11/1/31	3,061,685
4,424,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144a, 4.750%, 6/15/27	4,403,944
1,968,000	Celanese US Holdings LLC, 6.750%, 4/15/33†	1,960,352
3,827,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	3,732,700
4,571,000	Constellium SE, 144a, 3.750%, 4/15/29	4,349,370
2,562,000	FMG Resources August Pty Ltd. (Australia), 144a, 4.375%, 4/1/31	2,446,031
1,202,000	FMG Resources August Pty Ltd. (Australia), 144a, 4.500%, 9/15/27	1,196,671
3,424,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	3,506,544
881,000	Novelis Corp., 144a, 4.750%, 1/30/30	849,995
2,329,000	Novelis Corp., 144a, 6.375%, 8/15/33	2,356,075
4,478,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	4,376,954
1,438,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	1,412,208
1,774,000	Solstice Advanced Materials, Inc., 144a, 5.625%, 9/30/33	1,780,160
5,441,000	Tronox, Inc., 144a, 4.625%, 3/15/29	3,547,303
3,279,000	WR Grace Holdings LLC, 144a, 5.625%, 8/15/29	3,047,113
Principal Amount		Market Value
	Corporate Bonds — 81.8% (Continued)
	Materials — 5.5% (Continued)
$ 1,386,000	WR Grace Holdings LLC, 144a, 4.875%, 6/15/27	$ 1,377,180
1,509,000	WR Grace Holdings LLC, 144a, 6.625%, 8/15/32	1,491,473
		48,112,495
	Information Technology — 4.8%
569,067	Asmodee Group AB (Sweden), 144a, 5.750%, 12/15/29	701,441
745,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	751,503
756,000	Cloud Software Group, Inc., 144a, 6.625%, 8/15/33	769,558
1,714,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	1,818,850
3,000,000	Cloud Software Group, Inc., 144a, 9.000%, 9/30/29	3,102,507
3,278,000	Elastic NV, 144a, 4.125%, 7/15/29	3,148,062
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29	475,220
1,488,000	Entegris, Inc., 144a, 4.750%, 4/15/29	1,475,421
4,191,000	McAfee Corp., 144a, 7.375%, 2/15/30	3,887,516
5,454,000	ON Semiconductor Corp., 144a, 3.875%, 9/1/28†	5,293,141
2,021,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	1,914,471
3,497,000	PTC, Inc., 144a, 4.000%, 2/15/28	3,423,439
5,990,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	5,996,829
302,000	Seagate Data Storage Technology Pte Ltd., 144a, 3.125%, 7/15/29	261,574
350,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	349,574
4,332,000	SS&C Technologies, Inc., 144a, 6.500%, 6/1/32	4,482,459
4,327,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	4,140,335
		41,991,900
	Health Care — 4.5%
2,033,000	1261229 BC Ltd., 144a, 10.000%, 4/15/32	2,083,931
2,056,000	Charles River Laboratories International, Inc., 144a, 4.250%, 5/1/28	2,009,890
1,032,000	CHS / Community Health Systems, Inc., 144a, 5.250%, 5/15/30	932,370
3,562,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30	3,374,593
2,960,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	3,045,781
4,136,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28	4,016,801
500,000	Grifols SA (Spain), 144a, 3.875%, 10/15/28	574,350
2,271,000	HCA, Inc., 5.250%, 6/15/49	2,080,792
2,500,000	Laboratoire Eimer Selas (France), 144a, 5.000%, 2/1/29	2,570,467
1,509,000	LifePoint Health, Inc., 144a, 9.875%, 8/15/30	1,634,119
2,182,000	LifePoint Health, Inc., 144a, 8.375%, 2/15/32	2,325,425
4,486,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	4,323,436
3,856,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	3,767,895
4,077,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	3,931,677
3,000,000	Tenet Healthcare Corp., 5.125%, 11/1/27	2,992,904
		39,664,431
	Real Estate — 4.3%
2,190,000	Blackstone Mortgage Trust, Inc. REIT, 144a, 7.750%, 12/1/29	2,310,428
5,137,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	5,045,358
27,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	26,924
80,000	HAT Holdings I LLC / HAT Holdings II LLC, 144a, 8.000%, 6/15/27	83,298
509,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	503,763
250,000	Iron Mountain UK PLC REIT, 144a, 3.875%, 11/15/25	335,481
700,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	668,168
4,756,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	4,681,787
1,505,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,488,202

Touchstone Ares Credit Opportunities Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 81.8% (Continued)
	Real Estate — 4.3% (Continued)
$ 2,156,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	$ 2,138,030
1,495,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.000%, 10/15/27	1,448,248
1,738,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 144a, 8.500%, 2/15/32	1,846,863
238,000	Neinor Homes SA (Spain), 144a, 5.875%, 2/15/30	292,653
5,726,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	5,668,673
793,000	RLJ Lodging Trust LP REIT, 144a, 4.000%, 9/15/29†	748,910
5,885,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC REIT, 144a, 6.500%, 2/15/29	5,526,375
1,869,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC REIT, 144a, 8.625%, 6/15/32	1,785,441
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,790,191
1,801,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	1,740,943
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	45,560
		38,175,296
	Utilities — 3.2%
2,926,000	Alpha Generation LLC, 144a, 6.750%, 10/15/32	3,022,502
1,076,000	Calpine Corp., 144a, 4.625%, 2/1/29	1,065,845
4,200,000	Calpine Corp., 144a, 4.500%, 2/15/28	4,183,099
4,871,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	4,503,328
15,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	13,824
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	713,451
3,844,000	NRG Energy, Inc., 144a, 6.250%, 11/1/34	3,940,448
2,703,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	2,634,286
630,000	Venture Global Plaquemines LNG LLC, 144a, 7.500%, 5/1/33	696,144
1,545,000	Venture Global Plaquemines LNG LLC, 144a, 7.750%, 5/1/35	1,743,854
3,950,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	3,936,920
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,350,102
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29	462,530
		28,266,333
	Total Corporate Bonds	$719,676,917
	Bank Loans — 8.4%(B)
	Communication Services — 1.6%
1,064,792	NEP Group Inc., Incremental PIK Term loan B, (3M SOFR + 4.262%), 10.365%, 8/19/26	1,059,468
5,388,336	NEP Group Inc., Term Loan PIK, 1.500%, 8/19/26(C)	5,343,452
4,104,192	Telenet Financing USD LLC, Term Loan AR Facility, (1M SOFR + 2.114%), 7.211%, 4/30/28(C)	4,067,418
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M SOFR + 3.364%), 8.461%, 1/31/29	479,539
3,052,483	Ziggo Financing Partnership, Term Loan I, (1M SOFR + 2.614%), 6.978%, 4/30/28	3,042,959
		13,992,836
	Information Technology — 1.4%
1,786,842	Access CIG LLC, 2023 Refinancing Term Loan, (3M SOFR + 5.000%), 10.252%, 8/18/28	1,790,076
1,736,797	AthenaHealth Group Inc., Initial Term Loan, (1M SOFR + 3.250%), 7.935%, 2/15/29	1,732,455
1,287,301	Avaya Inc., Exit Term Loan, 7.000%, 8/01/28(C)	1,125,925
2,109,400	Cloud Software Group Inc., Tenth Amendment Tranche B-2 Term Loan, (1M SOFR + 3.250%), 7.483%, 3/21/31	2,116,656
Principal Amount		Market Value
	Bank Loans — 8.4%(B) (Continued)
	Information Technology — (Continued)
$ 2,158,907	Polaris Newco LLC, First Lien Dollar Term Loan, (3M SOFR + 4.012%), 8.320%, 6/02/28	$ 2,078,250
3,748,156	VeriFone Systems Inc, 2025-1 Refinancing Term Loan, (1M SOFR + 5.614%), 9.942%, 8/18/28	3,619,556
		12,462,918
	Consumer Discretionary — 1.2%
2,826,835	AI Aqua Merger Sub Inc. FKA Osmosis Buyer Limited, 2025 Refinancing Term B, (1M SOFR + 3.000%), 7.337%, 7/31/28	2,831,895
1,200,000	Armorica Lux Sarl, Facility B Loan, (3M EURIBOR + 4.925%), 8.561%, 7/28/28	1,356,535
1,000,000	Financiere Labeyrie Fine Foods, Facility B, (3M EURIBOR + 4.250%), 6.605%, 7/30/29	1,080,126
619,263	Froneri International Limited, Facility B4, (1M SOFR + 2.000%), 6.685%, 9/30/31	614,235
1,488,750	PG Polaris Bidco (Ursa Minor), Term Loan B, (3M SOFR + 3.000%), 7.604%, 3/26/31	1,491,727
3,741,200	Turquoise Topco LTD, Term Loan B, 3.250%, 8/13/32(C)	3,743,557
		11,118,075
	Materials — 1.1%
5,729,905	Aruba Investments Holdings LLC, First Lien Initial Dollar Term Loan, (1M SOFR + 4.100%), 8.945%, 11/24/27(C)	5,560,873
2,436,936	Flexsys Cayman Holdings, LP, First Out Term Loan, (1M SOFR + 6.250%), 10.579%, 8/01/29	2,072,614
5,511,082	Flexsys Cayman Holdings, LP, Second Out Refinancing Term Loan, (1M SOFR + 5.364%), 9.693%, 8/01/29(C)	1,784,213
436,923	SCIH Salt Holdings Inc, First Lien Incremental Term B-1 Loan, (1M SOFR + 3.000%), 7.280%, 1/31/29	437,233
		9,854,933
	Energy — 0.9%
4,241,381	Freeport LNG Investments, LLP, Tla Term Loan, (3M SOFR + 3.262%), 8.544%, 11/16/26	4,237,861
3,179,683	Pasadena Performance Products LLC, 2025-1 Repricing Term Loan, 7.816%, 2/27/32(C)	3,179,683
906,909	PES Holdings LLC, Tranche C Loan, 6.990%, 12/31/26(C)	4,535
287,610	Prairie ECI Acquiror LP, Term Loan B-4, (1M SOFR + 3.750%), 8.105%, 8/01/29	288,927
		7,711,006
	Financials — 0.8%
2,490,466	CHPPR Midco Inc. (f/k/a Air Methods Corporation), Amendment No. 1 Term Loan, (3M SOFR + 11.825%), 13.418%, 12/31/29	2,509,144
4,410,473	OID-OL Intermediate I LLC (AKA Quest Software US Holdings Inc), Initial 2nd out Term Loan, (2M SOFR + 4.400%), 8.733%, 2/01/29	3,683,671
668,030	OID-OL Intermediate I LLC, Initial First Out Term Loan, (2M SOFR + 6.000%), 10.333%, 2/01/29	688,492
		6,881,307
	Industrials — 0.7%
3,670,079	LABL Inc., Initial Dollar Term Loan, (1M SOFR + 5.100%), 9.945%, 10/29/28(C)	3,000,289
6,903,174	Pretium PKG Holdings Inc., Initial Third Amendment Tranche A-1 Term Loan (First Lien), (3M SOFR + 4.600%), 9.848%, 10/02/28	3,044,300
		6,044,589
	Health Care — 0.7%
4,174,661	Gainwell Acquisition Corp, Term B Loan, (3M SOFR + 4.100%), 8.704%, 10/01/27	4,102,648

Touchstone Ares Credit Opportunities Fund (Continued)
Principal Amount		Market Value
	Bank Loans — 8.4%(B) (Continued)
	Health Care — (Continued)
$ 645,444	Maravai Intermediate Holdings LLC, Term Loan B, (3M SOFR + 3.000%), 7.325%, 10/19/27	$ 626,081
1,141,121	Medline Borrower LP, 2030 Refinancing Term Loan, (1M SOFR + 2.000%), 6.356%, 10/23/30	1,140,414
		5,869,143
	Total Bank Loans	$73,934,807
	Asset-Backed Securities — 3.5%
250,000	Aimco CLO 14 Ltd. (Cayman Islands), Ser 2021-14A, Class E1R, 144a, (TSFR3M + 4.800%), 8.717%, 10/20/38(D)	250,000
603,924	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 12.883%, 7/17/37(E)	404,653
470,000	AIMCO CLO 23 Ltd. (Cayman Islands), Ser 2025-23A, Class SUB, 144a, 4/20/38(E)	451,603
250,000	Anchorage Capital CLO 33 Ltd. (Cayman Islands), Ser 2025-33A, Class E, 144a, (TSFR3M + 6.100%), 10.373%, 10/20/38(D)	252,736
1,060,000	Anchorage Credit Funding 18 Ltd. (Cayman Islands), Ser 2025-18A, Class SUB, 144a, 10/22/40(E)	1,043,384
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 13.785%, 1/23/31(E)	139,288
520,638	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2017-2A, Class SUB, 144a, 11.141%, 7/25/37(E)	242,210
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 12.173%, 7/16/34(E)	205,116
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 15.461%, 4/18/35(E)	298,986
250,000	Barings CLO Ltd. (Cayman Islands), Ser 2023-1A, Class ER, 144a, (TSFR3M + 6.700%), 11.025%, 4/20/38(D)	257,179
490,000	Benefit Street Partners CLO XXXVII Ltd. (Cayman Islands), Ser 2024-37A, Class SUB, 144a, 7.625%, 1/25/38(E)	482,688
1,000,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-4A, Class SUB, 144a, 14.021%, 4/20/34(E)	589,659
750,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-5A, Class SUB, 144a, 12.305%, 3/31/38(E)	408,667
250,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2022-6A, Class SUB, 144a, 10/25/38(E)	212,325
460,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2023-1A, Class SUB, 144a, 7/20/37(E)	348,111
500,000	Cedar Funding X CLO Ltd. (Cayman Islands), Ser 2019-10A, Class ER2, 144a, (TSFR3M + 6.750%), 11.075%, 10/20/37(D)	500,450
250,000	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class SUB, 144a, 7.538%, 7/15/33(E)	112,423
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 7.931%, 4/20/34(E)	411,580
500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2018-5A, Class SUB, 144a, 7/15/38(E)	257,911
570,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 17.613%, 10/20/34(E)	338,466
383,333	CIFC Funding Ltd. (Cayman Islands), Ser 2021-5A, Class ER, 144a, (TSFR3M + 5.100%), 9.418%, 1/15/38(D)	380,082
1,093,949	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class ER, 144a, (TSFR3M + 4.900%), 9.128%, 1/23/35(D)	1,097,459
250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2023-1A, Class ER, 144a, (TSFR3M + 4.700%), 8.928%, 10/15/38(D)	250,000
Principal Amount		Market Value
	Asset-Backed Securities — 3.5% (Continued)
$ 391,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-3A, Class SUB, 144a, 7/21/38(E)	$ 352,613
460,000	CIFC Funding Ltd. (Cayman Islands), Ser 2025-4A, Class SUB, 144a, 10/24/38(E)	400,007
632,000	Clermont Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class M, 144a, 4/24/38(E)	17,220
632,000	Clermont Park CLO Ltd. (Cayman Islands), Ser 2025-1A, Class SUB, 144a, 4/24/38(E)	531,516
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 13.679%, 4/20/35(E)	264,311
1,945,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class SUB, 144a, 25.948%, 12/11/33(E)	1,210,879
250,000	Elmwood CLO 42 Ltd. (Cayman Islands), Ser 2025-5A, Class E, 144a, (TSFR3M + 6.500%), 10.784%, 3/31/38(D)	257,908
760,000	Elmwood CLO 44 Ltd. (Cayman Islands), Ser 2025-7A, Class SUB, 144a, 10/20/38(E)	613,926
250,000	Elmwood CLO II Ltd. (Cayman Islands), Ser 2019-2A, Class ERR, 144a, (TSFR3M + 5.750%), 10.075%, 10/20/37(D)	250,312
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 10.315%, 1/20/34(E)	179,275
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 12.874%, 10/22/34(E)	279,322
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 9.620%, 10/22/34(E)	19,357
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class ER, 144a, (TSFR3M + 7.880%), 12.205%, 4/21/38(D)	260,758
900,000	KKR CLO 53 Ltd. (Cayman Islands), Ser 2024-53A, Class SUB, 144a, 21.398%, 1/15/38(E)	691,157
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 16.795%, 4/21/35(E)	293,320
227,540	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59A, Class SUB, 144a, 17.390%, 4/18/37(E)	124,740
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 17.390%, 4/18/37(E)	548,213
420,000	Madison Park Funding LXXII Ltd. (Cayman Islands), Ser 2025-72A, Class SUB, 144a, 7/23/38(E)	415,850
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(E)	2,271
2,383,335	Madison Park Funding XVII Ltd. (Cayman Islands), Ser 2015-17A, Class SUB, 144a, 0.359%, 7/21/45(E)	324,217
250,000	Madison Park Funding XVII Ltd. (Cayman Islands), Ser 2015-17X, Class SUB, 0.361%, 7/21/30(E)	34,009
2,174,329	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 6.587%, 1/15/33(E)	1,004,551
678,700	Madison Park Funding XXX Ltd. (Cayman Islands), Ser 2018-30A, Class SUB, 144a, 2.842%, 7/16/27(E)	309,834
500,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 12.825%, 7/23/37(E)	228,165
688,936	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 15.303%, 4/15/37(E)	349,295
686,239	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 15.408%, 10/17/38(E)	337,656
250,000	Magnetite XLIII Ltd. (Cayman Islands), Ser 2025-43A, Class E, 144a, (TSFR3M + 6.500%), 10.802%, 7/15/38(D)	257,691
530,000	Magnetite XLVIII Ltd. (Cayman Islands), Ser 2025-48A, Class SUB, 144a, 10/15/38(E)	472,052

Touchstone Ares Credit Opportunities Fund (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 3.5% (Continued)
$ 1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (TSFR3M + 6.562%), 10.880%, 1/25/35(D)	$ 1,005,142
250,000	Magnetite XXVII Ltd. (Cayman Islands), Ser 2020-27A, Class ERR, 144a, (TSFR3M + 4.750%), 8.978%, 10/20/38(D)	250,000
250,000	Magnetite XXVIII Ltd. (Cayman Islands), Ser 2020-28A, Class SUB, 144a, 1/20/35(E)	177,909
250,000	OCP CLO Ltd. (Cayman Islands), Ser 2016-11A, Class ER3, 144a, (TSFR3M + 5.250%), 9.556%, 7/26/38(D)	251,364
534,000	OCP CLO Ltd. (Cayman Islands), Ser 2018-15A, Class SUB, 144a, 7/20/31(E)	228,046
250,000	Octagon 61 Ltd. (Cayman Islands), Ser 2023-2A, Class ER, 144a, (TSFR3M + 7.890%), 12.215%, 4/20/38(D)	260,529
1,166,666	Octagon 63 Ltd. (Cayman Islands), Ser 2024-2A, Class E, 144a, (TSFR3M + 6.500%), 10.825%, 7/20/37(D)	1,184,704
283,333	OHA Credit Funding 3 Ltd. (Cayman Islands), Ser 2019-3A, Class ER2, 144a, (TSFR3M + 5.000%), 9.325%, 1/20/38(D)	284,425
730,000	OHA Credit Partners XII Ltd. (Cayman Islands), Ser 2015-12A, Class SUB, 144a, 9.145%, 4/23/37(E)	379,392
389,058	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 19.588%, 7/20/37(E)	231,045
2,228,382	Pixley Park CLO Ltd. (Cayman Islands), Ser 2024-1A, Class M, 144a, 1/15/37(E)	92,888
2,228,382	Pixley Park CLO Ltd. (Cayman Islands), Ser 2024-1A, Class SUB, 144a, 1/15/37(E)	1,582,679
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 0.332%, 4/20/34(E)	4,135
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 0.775%, 4/20/34(E)	9,647
1,060,448	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 13.613%, 4/20/34(E)	547,462
3,999,999	RR 26 Ltd. (Cayman Islands), Ser 2023-26A, Class SUB, 144a, 10.156%, 4/15/2123(E)	2,898,039
490,000	RR 29 Ltd. (Cayman Islands), Ser 2024-29RA, Class SUB, 144a, 7/15/39(E)	288,537
350,000	RR 31 Ltd. (Cayman Islands), Ser 2024-31A, Class SUB, 144a, 10/15/39(E)	280,270
250,000	Sixth Street CLO 29 Ltd. (Cayman Islands), Ser 2025-29A, Class SUB, 144a, 7/17/38(E)	225,788
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class M, 144a, 0.575%, 10/15/37(D)(F)	18,116
920,000	Storm King Park CLO Ltd. (Jersey), Ser 2022-1A, Class SUB, 144a, 8.362%, 10/15/37(D)(F)	680,328
250,000	Trimaran CAVU Ltd. (Cayman Islands), Ser 2025-2A, Class E, 144a, (TSFR3M + 5.750%), 10.004%, 3/18/38(D)	251,523
250,000	Voya CLO Ltd. (Cayman Islands), Ser 2024-2A, Class E, 144a, (TSFR3M + 6.050%), 10.375%, 7/20/37(D)	252,579
140,479	Voya CLO Ltd. (Cayman Islands), Ser 2025-2A, Class E, 144a, (TSFR3M + 6.250%), 10.547%, 7/15/38(D)	142,390
481,000	Voya CLO Ltd. (Cayman Islands), Ser 2025-2A, Class SUB, 144a, 7/15/38(E)	431,179
	Total Asset-Backed Securities	$30,923,517
Shares		MarketValue
	Common Stocks — 1.6%
	Utilities — 0.9%
480,457	Enviva, Inc./Private Equity*	$ 7,927,541
	Information Technology — 0.6%
455,760	Avaya Holdings Corp.*	4,747,652
42,015	Avaya Holdings Corp., 1145 shares*	437,670
3,915	Avaya Holdings Corp., 144A shares*	40,782
2,011	Avaya Holdings Corp., A shares*	20,949
4,968	Avaya Holdings Corp., Reg S shares*	51,752
		5,298,805
	Health Care — 0.1%
7,180	CHPPR Holdings, Inc.*	538,500
	Financials — 0.0%
813	CIFC Spear Ltd. Warehouse (Cayman Islands)(G)*	81,333
	Industrials — 0.0%
165,897	Spirit Aviation Holdings, Inc.*	63,041
	Energy — 0.0%
14,309	AFG Holdings, Inc.*	143
187,384	Tribune Resources, Inc.(G)*	46,846
		46,989
	Total Common Stocks	$13,956,209
	Warrants — 0.1%
	Health Care — 0.1%
11,649	CHPPR Holdings, Inc. 4(A)(2)DOT Warrant*	873,675
4,815	CHPPR Holdings, Inc. 1145 DOT Warrant*	361,125
9,949	CHPPR Holdings, Inc., Class B, Exp 6/28/29*	24,872
4,713	CHPPR Holdings, Inc., Class A, Exp 6/28/29*	2,357
		1,262,029
	Industrials — 0.0%
19,989	Spirit Airlines LLC*	12,493
	Total Warrants	$1,274,522
Number of Contracts		Notional Amount
	Purchased Options — 0.0%
	Purchased Call Options — 0.0%
200	Chicago Board Options Exchange Volatility Index, Strike @30.00, Exp 11/25	$ 20,000	19,800
	Purchased Put Options — 0.0%
1,349	SPDR S&P Homebuilders ETF, Strike @106.00, Exp 10/25	134,900	155,135
	Total Purchased Options		$174,935
Shares
	Short-Term Investment Funds — 5.2%
39,894,324	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	39,894,325
6,167,072	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	6,167,072
	Total Short-Term Investment Funds	$46,061,397
	Total Long Positions—100.6% (Cost $883,468,043)	$886,002,304
Securities Sold Short — (0.0)%

Touchstone Ares Credit Opportunities Fund (Continued)
Shares		Market Value
	Common Stocks — (0.0)%
	Financials — (0.0)%
(7,280)	Great Elm Capital Corp.	$ (72,946)
	Total Securities Sold Short (Proceeds $82,281)	$(72,946)
Number of Contracts		Notional Amount
	Written Options — (0.0)%
	Written Call Options — (0.0)%
200	Chicago Board Options Exchange Volatility Index, Strike @40.00, Exp 11/25	$ 20,000	(12,400)
	Total Written Options (Premiums received $12,200)		$(12,400)
	Total Investment Securities—100.6%		$885,916,958
	Liabilities in Excess of Other Assets — (0.6%)		(5,659,625)
	Net Assets — 100.0%		$880,257,333
(A)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(B)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of September 30, 2025.
(C)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(D)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(E)	CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. Rate shown is the current yield as of September 30, 2025 and is based on income received over the trailing twelve months. The estimated yield may ultimately not be realized. If a position has no income over the trailing twelve months, a yield cannot be estimated.
(F)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(G)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $5,951,804.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
S&P – Standard & Poor's
SOFR – Secured Overnight Financing Rate
SPDR – Standard & Poor's Depositary Receipt
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $666,353,929 or 75.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ares Credit Opportunities Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$719,676,917	$—	$719,676,917
Bank Loans	—	73,934,807	—	73,934,807
Asset-Backed Securities	—	30,923,517	—	30,923,517
Common Stocks	63,041	13,764,989	128,179	13,956,209
Warrants	—	1,274,522	—	1,274,522
Purchased Call Options
Equity contracts	19,800	—	—	19,800
Purchased Put Options
Equity contracts	155,135	—	—	155,135
Short-Term Investment Funds	46,061,397	—	—	46,061,397
Other Financial Instruments
Swap Agreements
Credit contracts	—	6,277	—	6,277
Foreign currency exchange contracts	—	20,184	—	20,184
Total Assets	$46,299,373	$839,601,213	$128,179	$886,028,765
Liabilities:
Securities Sold Short
Common Stocks	$(72,946)	$—	$—	$(72,946)
Other Financial Instruments
Swap Agreements
Credit contracts	—	(22,513)	—	(22,513)
Written Call Options
Equity contracts	(12,400)	—	—	(12,400)
Total Liabilities	$(85,346)	$(22,513)	$—	$(107,859)
Total	$46,214,027	$839,578,700	$128,179	$885,920,906
Centrally Cleared Credit  Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Payment Frequency	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ Depreciation
Buy Protection:
Wells Fargo	12/20/28	$569,250	5.000%	Quarterly	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(44,586)	$(22,073)	$(22,513)
Sell Protection:
Wells Fargo	12/20/28	$2,000,000	5.000%	Quarterly	ICE	Community Development Society USD Series D14 3Y Index	$(207,994)	$(214,271)	$6,277
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Touchstone Ares Credit Opportunities Fund (Continued)
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Appreciation
Wells Fargo	12/15/2025	USD	14,246,827	EUR	12,081,773	$23
Wells Fargo	12/15/2025	USD	2,277,345	GBP	1,678,159	20,161
						$20,184
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dividend Equity Fund – September 30, 2025
Shares		Market Value
	Common Stocks — 99.7%
	Information Technology — 22.2%
67,702	Accenture PLC - Class A	$ 16,695,313
105,385	Analog Devices, Inc.	25,893,095
210,715	Apple, Inc.	53,654,361
213,996	Broadcom, Inc.	70,599,420
472,516	Cisco Systems, Inc.	32,329,545
129,684	International Business Machines Corp.	36,591,637
32,209	KLA Corp.	34,740,627
245,279	Microchip Technology, Inc.	15,751,817
98,162	Micron Technology, Inc.	16,424,466
199,215	Microsoft Corp.	103,183,409
141,832	Oracle Corp.	39,888,832
173,669	QUALCOMM, Inc.	28,891,575
100,419	Salesforce, Inc.	23,799,303
183,352	Texas Instruments, Inc.	33,687,263
		532,130,663
	Financials — 16.0%
69,566	Arthur J Gallagher & Co.	21,547,373
748,371	Bank of America Corp.	38,608,460
28,830	Blackrock, Inc.	33,612,032
306,653	Charles Schwab Corp. (The)	29,276,162
260,085	Citigroup, Inc.	26,398,627
43,262	Goldman Sachs Group, Inc. (The)	34,451,693
91,923	JPMorgan Chase & Co.	28,995,272
138,873	Morgan Stanley	22,075,252
143,592	Principal Financial Group, Inc.	11,905,213
136,847	T Rowe Price Group, Inc.	14,045,976
531,357	Truist Financial Corp.	24,293,642
649,358	US Bancorp	31,383,472
96,989	Visa, Inc. - Class A	33,110,105
423,457	Wells Fargo & Co.	35,494,166
		385,197,445
	Health Care — 11.4%
89,418	AbbVie, Inc.	20,703,844
40,227	Amgen, Inc.	11,352,059
130,742	Becton Dickinson & Co.	24,470,980
450,120	Bristol-Myers Squibb Co.	20,300,412
320,466	CVS Health Corp.	24,159,932
19,353	Eli Lilly & Co.	14,766,339
265,117	Johnson & Johnson	49,157,994
390,917	Medtronic PLC	37,230,935
285,877	Merck & Co., Inc.	23,993,657
900,866	Pfizer, Inc.	22,954,066
69,658	UnitedHealth Group, Inc.	24,052,907
		273,143,125
	Industrials — 10.2%
160,520	3M Co.	24,909,494
71,594	Automatic Data Processing, Inc.	21,012,839
68,793	Caterpillar, Inc.	32,824,580
48,697	Deere & Co.	22,267,190
51,448	Lockheed Martin Corp.	25,683,356
149,728	Paychex, Inc.	18,979,521
189,519	RTX Corp.	31,712,214
563,860	Southwest Airlines Co.	17,992,773
363,808	Stanley Black & Decker, Inc.	27,041,849
95,500	Union Pacific Corp.	22,573,335
		244,997,151
	Communication Services — 9.1%
143,350	Alphabet, Inc. - Class C	34,912,892
1,047,865	AT&T, Inc.	29,591,708
Shares		Market Value
	Common Stocks — 99.7% (Continued)
	Communication Services — 9.1% (Continued)
788,916	Comcast Corp. - Class A	$ 24,787,741
327,501	Fox Corp. - Class A	20,652,213
48,085	Meta Platforms, Inc. - Class A	35,312,662
193,492	Omnicom Group, Inc.	15,775,403
659,576	Verizon Communications, Inc.	28,988,365
243,973	Walt Disney Co. (The)	27,934,908
		217,955,892
	Consumer Discretionary — 7.8%
4,831	Booking Holdings, Inc.	26,083,873
103,598	Home Depot, Inc. (The)	41,976,874
458,164	Las Vegas Sands Corp.	24,644,641
90,021	McDonald's Corp.	27,356,482
219,319	NIKE, Inc. - Class B	15,293,114
267,703	Starbucks Corp.	22,647,674
555,468	VF Corp.	8,015,403
148,722	Yum! Brands, Inc.	22,605,744
		188,623,805
	Consumer Staples — 6.6%
112,634	Constellation Brands, Inc. - Class A	15,168,421
146,835	Dollar General Corp.	15,175,397
177,371	PepsiCo, Inc.	24,909,983
206,055	Philip Morris International, Inc.	33,422,121
189,221	Procter & Gamble Co. (The)	29,073,806
308,829	Sysco Corp.	25,428,980
161,101	Target Corp.	14,450,760
		157,629,468
	Energy — 5.1%
208,123	Chevron Corp.	32,319,421
324,364	Exxon Mobil Corp.	36,572,041
883,172	Kinder Morgan, Inc.	25,002,599
111,240	Phillips 66	15,130,865
85,995	Valero Energy Corp.	14,641,509
		123,666,435
	Materials — 4.4%
64,120	Air Products & Chemicals, Inc.	17,486,806
284,262	DuPont de Nemours, Inc.	22,144,010
279,162	International Flavors & Fragrances, Inc.	17,179,630
50,198	Linde PLC	23,844,050
69,413	Sherwin-Williams Co. (The)	24,034,945
		104,689,441
	Utilities — 4.2%
205,584	Duke Energy Corp.	25,441,020
252,809	Entergy Corp.	23,559,271
331,163	NextEra Energy, Inc.	24,999,495
274,300	Southern Co. (The)	25,995,411
		99,995,197
	Real Estate — 2.7%
236,685	Alexandria Real Estate Equities, Inc. REIT	19,725,328
154,044	American Tower Corp. REIT	29,625,742
82,108	Simon Property Group, Inc. REIT	15,409,208
		64,760,278
	Total Common Stocks	$2,392,788,900

Touchstone Dividend Equity Fund (Continued)
Shares		Market Value
	Short-Term Investment Fund — 1.0%
25,031,611	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	$ 25,031,611
	Total Investment Securities—100.7% (Cost $1,983,244,460)	$2,417,820,511
	Liabilities in Excess of Other Assets — (0.7%)	(17,398,031)
	Net Assets — 100.0%	$2,400,422,480
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,392,788,900	$—	$—	$2,392,788,900
Short-Term Investment Fund	25,031,611	—	—	25,031,611
Total	$2,417,820,511	$—	$—	$2,417,820,511
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone High Yield Fund – September 30, 2025
Principal Amount		Market Value
	Corporate Bonds — 96.9%
	Energy — 14.9%
$1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	$ 1,026,419
259,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	268,358
187,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	196,672
477,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	494,424
79,000	Civitas Resources, Inc., 144a, 8.625%, 11/1/30	81,764
1,692,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,676,281
1,030,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	1,106,407
1,500,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.575%, 11/1/66(A)	1,495,089
242,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	252,298
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	470,990
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	407,845
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	197,868
243,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	233,682
401,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.375%, 11/1/33	421,156
513,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	526,440
750,000	Murphy Oil Corp., 6.000%, 10/1/32	739,153
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	899,272
357,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	370,750
1,031,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,036,571
524,000	SM Energy Co., 144a, 7.000%, 8/1/32	524,265
126,000	Sunoco LP, 144a, 5.625%, 3/15/31	125,091
536,000	Sunoco LP, 144a, 5.875%, 3/15/34	531,373
809,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	833,124
500,000	Tidewater, Inc., 144a, 9.125%, 7/15/30	536,866
993,000	Valaris Ltd., 144a, 8.375%, 4/30/30	1,028,776
526,000	Venture Global LNG, Inc., 144a, 9.000%(B)	521,282
		16,002,216
	Consumer Discretionary — 14.0%
498,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	498,000
1,087,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	1,069,863
549,000	Carnival Corp., 144a, 5.875%, 6/15/31	562,590
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,173,719
521,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	553,734
1,013,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	1,011,657
1,357,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	1,264,363
1,042,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	1,091,173
365,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	355,481
691,000	LGI Homes, Inc., 144a, 8.750%, 12/15/28	725,406
387,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	354,758
700,000	Michaels Cos., Inc. (The), 144a, 7.875%, 5/1/29	584,500
988,000	QXO Building Products, Inc., 144a, 6.750%, 4/30/32	1,021,392
1,151,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	1,137,398
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	577,268
1,030,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	1,089,165
301,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	275,791
Principal Amount		Market Value
	Corporate Bonds — 96.9% (Continued)
	Consumer Discretionary — 14.0% (Continued)
$ 751,000	Warnermedia Holdings, Inc., 5.050%, 3/15/42	$ 598,923
1,088,000	Wynn Macau Ltd. (Macao), 144a, 5.125%, 12/15/29	1,067,584
		15,012,765
	Communication Services — 12.8%
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	191,796
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	438,956
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	385,762
669,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	704,959
1,010,000	Cable One, Inc., 1.125%, 3/15/28	862,035
1,898,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,748,455
641,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	649,811
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	325,467
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	232,180
256,000	CSC Holdings LLC, 144a, 11.250%, 5/15/28	236,994
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	444,873
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	408,577
200,000	CSC Holdings LLC, 144a, 11.750%, 1/31/29	168,190
518,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	514,063
75,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 5.875%, 8/15/27	74,920
428,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	427,314
906,000	Gray Media, Inc., 144a, 5.375%, 11/15/31†	678,213
570,000	LCPR Senior Secured Financing DAC, 144a, 6.750%, 10/15/27	342,000
302,298	Level 3 Financing, Inc., 144a, 6.875%, 6/30/33	308,105
261,849	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	266,951
230,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	236,553
923,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	896,523
258,000	Univision Communications, Inc., 144a, 8.000%, 8/15/28	267,312
770,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31†	795,112
1,060,000	Zegona Finance PLC (United Kingdom), 144a, 8.625%, 7/15/29	1,128,370
1,116,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	1,051,920
		13,785,411
	Financials — 12.7%
1,260,000	Air Lease Corp., Ser B, 4.650%(B)	1,243,421
772,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	797,582
1,572,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 7.411%, 8/15/53(A)	1,571,870
946,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	993,907
312,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	312,805
244,000	CrossCountry Intermediate HoldCo LLC, 144a, 6.500%, 10/1/30	244,857
742,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	787,949
121,000	Freedom Mortgage Corp., 144a, 12.000%, 10/1/28	128,260
848,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	894,903
922,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	962,493
624,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	627,635
1,028,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	1,075,291
707,000	Navient Corp., 5.000%, 3/15/27	704,254
121,000	Navient Corp., 7.875%, 6/15/32	127,342
315,000	OneMain Finance Corp., 3.875%, 9/15/28	302,745

Touchstone High Yield Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 96.9% (Continued)
	Financials — 12.7% (Continued)
$ 228,000	OneMain Finance Corp., 4.000%, 9/15/30	$ 211,960
182,000	OneMain Finance Corp., 6.625%, 5/15/29	187,085
394,000	OneMain Finance Corp., 7.500%, 5/15/31	411,704
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	410,316
198,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	210,136
964,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	994,837
438,000	SBL Holdings, Inc., 144a, 9.508%(B)	455,510
		13,656,862
	Industrials — 12.7%
60,000	AAR Escrow Issuer LLC, 144a, 6.750%, 3/15/29	61,796
778,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	785,610
578,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	576,218
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	654,060
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	882,442
616,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	633,076
308,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	322,319
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,133,105
1,049,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	1,102,835
1,000,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 8/15/26	994,140
923,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	940,284
856,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	858,843
678,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	713,850
1,160,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.208%, 2/15/42(A)	1,048,176
1,110,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	1,106,151
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	979,973
210,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	214,691
507,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	521,914
107,000	Waste Pro USA, Inc., 144a, 7.000%, 2/1/33	110,818
		13,640,301
	Consumer Staples — 8.1%
1,039,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	1,089,569
575,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.375%, 3/1/29	560,538
183,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	189,833
121,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.375%, 6/15/32	126,551
1,043,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	1,083,252
527,000	PetSmart LLC / PetSmart Finance Corp., 144a, 7.500%, 9/15/32	528,349
306,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 6.250%, 1/15/28	305,734
529,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	516,031
1,185,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,135,829
1,158,000	TreeHouse Foods, Inc., 4.000%, 9/1/28	1,117,470
1,162,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	1,229,269
742,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	755,029
		8,637,454
Principal Amount		Market Value
	Corporate Bonds — 96.9% (Continued)
	Utilities — 7.2%
$1,178,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	$ 1,154,960
488,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	504,793
1,033,000	Edison International, 7.875%, 6/15/54	1,053,820
714,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 7.482%, 4/30/43(A)	710,431
1,110,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.314%, 10/1/66(A)	1,022,873
529,000	PacifiCorp, 7.375%, 9/15/55	557,668
1,022,000	PPL Capital Funding, Inc., Ser A, (TSFR3M + 2.927%), 6.928%, 3/30/67(A)	1,014,099
594,000	Sempra, 4.125%, 4/1/52	579,689
1,283,000	South Jersey Industries, Inc., 5.020%, 4/15/31	1,101,518
		7,699,851
	Health Care — 5.4%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	559,620
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	279,411
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	329,125
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,209,268
850,000	DaVita, Inc., 144a, 6.750%, 7/15/33	876,545
639,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	657,518
551,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144a, 4.125%, 4/30/28	532,175
295,000	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144a, 5.125%, 4/30/31	258,254
1,123,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	1,115,585
		5,817,501
	Information Technology — 4.2%
257,000	CACI International, Inc., 144a, 6.375%, 6/15/33	265,226
1,025,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	881,759
484,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	513,608
498,000	Cloud Software Group, Inc., 144a, 9.000%, 9/30/29	515,016
1,133,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	1,131,584
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	423,590
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	544,781
183,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	183,209
		4,458,773
	Materials — 3.7%
998,000	Celanese US Holdings LLC, 6.879%, 7/15/32	1,019,860
739,000	Cerdia Finanz GmbH (Germany), 144a, 9.375%, 10/3/31	782,416
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	1,021,351
1,138,000	Novelis Corp., 144a, 4.750%, 1/30/30	1,097,951
		3,921,578
	Real Estate — 1.2%
91,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	89,984
984,000	Iron Mountain, Inc. REIT, 144a, 5.625%, 7/15/32	978,717
243,000	XHR LP REIT, 144a, 6.625%, 5/15/30	249,675
		1,318,376
	Total Corporate Bonds	$103,951,088

Touchstone High Yield Fund (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 3.9%
2,716,300	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	$ 2,716,300
1,527,748	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	1,527,748
	Total Short-Term Investment Funds	$4,244,048
	Total Investment Securities—100.8% (Cost $109,025,513)	$108,195,136
	Liabilities in Excess of Other Assets — (0.8%)	(902,771)
	Net Assets — 100.0%	$107,292,365
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $1,464,419.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $80,954,454 or 75.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$103,951,088	$—	$103,951,088
Short-Term Investment Funds	4,244,048	—	—	4,244,048
Total	$4,244,048	$103,951,088	$—	$108,195,136
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Fund – September 30, 2025
Shares		Market Value
	Common Stocks — 97.4%
	Industrials — 25.6%
2,159,992	AerCap Holdings NV (Ireland)	$ 261,359,032
2,069,521	Allison Transmission Holdings, Inc.	175,660,943
1,357,064	Armstrong World Industries, Inc.	265,998,115
2,974,228	Copart, Inc.*	133,751,033
310,993	Lennox International, Inc.	164,627,255
571,098	Old Dominion Freight Line, Inc.	80,399,176
1,820,726	Otis Worldwide Corp.	166,468,978
616,334	UniFirst Corp.	103,044,881
		1,351,309,413
	Financials — 15.7%
4,252,128	Ally Financial, Inc.	166,683,418
887,745	Cincinnati Financial Corp.	140,352,484
2,369,206	Fidelity National Information Services, Inc.	156,225,444
961,253	M&T Bank Corp.	189,962,818
2,465,330	Moelis & Co. - Class A	175,827,335
		829,051,499
	Materials — 11.9%
899,055	AptarGroup, Inc.	120,167,691
2,476,638	Ball Corp.	124,872,088
226,178	NewMarket Corp.	187,322,882
633,297	Vulcan Materials Co.	194,814,823
		627,177,484
	Consumer Discretionary — 11.2%
2,176,955	Churchill Downs, Inc.	211,186,405
435,393	Pool Corp.	135,002,307
2,906,376	Somnigroup International, Inc.	245,094,688
		591,283,400
	Health Care — 9.9%
11,981,716	Avantor, Inc.*	149,531,816
2,414,442	Bruker Corp.	78,445,220
729,422	STERIS PLC	180,488,180
384,501	Waters Corp.*	115,277,245
		523,742,461
	Consumer Staples — 9.3%
1,176,120	Brown-Forman Corp. - Class B	31,849,330
2,493,603	Dollar Tree, Inc.*	235,321,315
1,622,821	Lamb Weston Holdings, Inc.	94,253,444
1,204,394	Post Holdings, Inc.*	129,448,267
		490,872,356
Shares		Market Value
	Common Stocks — 97.4% (Continued)
	Information Technology — 8.1%
509,153	Amphenol Corp. - Class A	$ 63,007,684
2,216,537	Entegris, Inc.	204,941,011
904,709	Keysight Technologies, Inc.*	158,251,698
		426,200,393
	Real Estate — 5.7%
1,079,997	CBRE Group, Inc. - Class A*	170,164,327
1,385,335	Crown Castle, Inc. REIT	133,670,974
		303,835,301
	Total Common Stocks	$5,143,472,307
	Short-Term Investment Fund — 2.7%
142,063,046	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	142,063,046
	Total Investment Securities—100.1% (Cost $3,922,898,723)	$5,285,535,353
	Liabilities in Excess of Other Assets — (0.1%)	(3,567,868)
	Net Assets — 100.0%	$5,281,967,485
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,143,472,307	$—	$—	$5,143,472,307
Short-Term Investment Fund	142,063,046	—	—	142,063,046
Total	$5,285,535,353	$—	$—	$5,285,535,353
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Mid Cap Value Fund – September 30, 2025
Shares		Market Value
	Common Stocks — 98.4%
	Financials — 18.7%
59,497	Allstate Corp. (The)	$ 12,771,031
193,499	Ally Financial, Inc.	7,585,161
114,846	American International Group, Inc.	9,020,005
12,736	Ameriprise Financial, Inc.	6,256,560
30,982	Evercore, Inc. - Class A	10,450,848
519,025	First Horizon Corp.	11,735,155
58,579	Reinsurance Group of America, Inc.	11,254,783
70,867	SouthState Bank Corp.	7,006,621
390,687	Starwood Property Trust, Inc. REIT	7,567,607
161,750	Webster Financial Corp.	9,614,420
29,753	Willis Towers Watson PLC	10,278,174
		103,540,365
	Industrials — 18.6%
50,439	AerCap Holdings NV (Ireland)	6,103,119
54,900	Clean Harbors, Inc.*	12,748,878
36,656	Dover Corp.	6,115,321
180,781	Genpact Ltd.	7,572,916
126,207	Hexcel Corp.	7,913,179
26,229	L3Harris Technologies, Inc.	8,010,599
46,050	Leidos Holdings, Inc.	8,701,608
10,895	Parker-Hannifin Corp.	8,260,044
81,121	Regal Rexnord Corp.	11,635,996
15,955	Snap-on, Inc.	5,528,886
59,196	WESCO International, Inc.	12,519,954
40,487	Westinghouse Air Brake Technologies Corp.	8,116,429
		103,226,929
	Information Technology — 11.4%
87,406	Akamai Technologies, Inc.*	6,621,878
40,640	EPAM Systems, Inc.*	6,128,106
19,174	F5, Inc.*	6,196,845
81,735	Keysight Technologies, Inc.*	14,297,086
69,310	Lumentum Holdings, Inc.*	11,277,430
107,808	Microchip Technology, Inc.	6,923,430
59,350	PTC, Inc.*	12,049,237
		63,494,012
	Health Care — 10.2%
29,905	Cencora, Inc.	9,346,210
95,681	Encompass Health Corp.	12,153,401
149,657	Envista Holdings Corp.*	3,048,513
123,591	Hologic, Inc.*	8,341,156
22,205	Humana, Inc.	5,777,075
37,573	Labcorp Holdings, Inc.	10,785,705
72,602	Zimmer Biomet Holdings, Inc.	7,151,297
		56,603,357
	Utilities — 10.2%
193,661	CenterPoint Energy, Inc.	7,514,047
75,313	DTE Energy Co.	10,651,517
100,916	Entergy Corp.	9,404,362
128,232	Evergy, Inc.	9,748,197
90,572	WEC Energy Group, Inc.	10,378,645
109,023	Xcel Energy, Inc.	8,792,705
		56,489,473
	Consumer Discretionary — 6.8%
236,789	Aramark	9,092,698
103,967	BorgWarner, Inc.	4,570,389
180,784	Gentex Corp.	5,116,187
106,113	Hasbro, Inc.	8,048,671
Shares		Market Value
	Common Stocks — 98.4% (Continued)
	Consumer Discretionary — 6.8% (Continued)
143,233	LKQ Corp.	$ 4,374,336
177,616	Valvoline, Inc.*	6,378,191
		37,580,472
	Consumer Staples — 6.4%
11,422	Casey's General Stores, Inc.	6,457,085
25,463	Constellation Brands, Inc. - Class A	3,429,102
171,477	Darling Ingredients, Inc.*	5,293,495
43,247	Dollar Tree, Inc.*	4,081,219
44,322	Ingredion, Inc.	5,412,160
111,937	Lamb Weston Holdings, Inc.	6,501,301
76,790	Tyson Foods, Inc. - Class A	4,169,697
		35,344,059
	Materials — 5.6%
143,594	Axalta Coating Systems Ltd.*	4,109,660
130,312	Ball Corp.	6,570,331
33,398	Eagle Materials, Inc.	7,783,070
69,313	International Flavors & Fragrances, Inc.	4,265,522
39,076	Packaging Corp. of America	8,515,833
		31,244,416
	Real Estate — 5.6%
118,989	Agree Realty Corp. REIT	8,452,978
56,587	Alexandria Real Estate Equities, Inc. REIT	4,715,961
23,007	Essex Property Trust, Inc. REIT	6,158,054
265,257	Host Hotels & Resorts, Inc. REIT	4,514,674
51,219	Mid-America Apartment Communities, Inc. REIT	7,156,831
		30,998,498
	Energy — 4.9%
253,769	Coterra Energy, Inc.	6,001,637
47,823	Diamondback Energy, Inc.	6,843,471
510,705	Permian Resources Corp.	6,537,024
219,992	Schlumberger NV	7,561,125
		26,943,257
	Total Common Stocks	$545,464,838
	Exchange-Traded Fund — 1.0%
42,379	iShares S&P Mid-Cap 400 Value ETF	5,497,404
	Short-Term Investment Fund — 0.6%
3,386,360	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	3,386,360
	Total Investment Securities—100.0% (Cost $411,127,658)	$554,348,602
	Other Assets in Excess of Liabilities — 0.0%	190,332
	Net Assets — 100.0%	$554,538,934
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
S&P – Standard & Poor's

Touchstone Mid Cap Value Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$545,464,838	$—	$—	$545,464,838
Exchange-Traded Fund	5,497,404	—	—	5,497,404
Short-Term Investment Fund	3,386,360	—	—	3,386,360
Total	$554,348,602	$—	$—	$554,348,602
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital International Growth Equity Fund – September 30, 2025
Shares		Market Value
	Common Stocks — 92.8%
	Canada — 10.3%
	Consumer Discretionary — 1.8%
15,191	Dollarama, Inc.	$ 2,003,418
	Information Technology — 8.5%
1,126	Constellation Software, Inc.	3,056,697
41,933	Shopify, Inc. - Class A*	6,231,663
	Total Canada	11,291,778
	Netherlands — 9.1%
	Financials — 3.5%
2,355	Adyen NV, 144a*	3,789,380
	Health Care — 2.0%
3,010	Argenx SE ADR*	2,220,056
	Industrials — 1.5%
16,047	IMCD NV	1,663,231
	Information Technology — 2.1%
2,425	ASML Holding NV	2,347,618
	Total Netherlands	10,020,285
	Switzerland — 8.1%
	Consumer Discretionary — 2.1%
54,339	On Holding AG - Class A*	2,301,257
	Health Care — 3.8%
23,691	Galderma Group AG	4,188,576
	Industrials — 2.2%
5,942	VAT Group AG, 144a	2,371,853
	Total Switzerland	8,861,686
	Brazil — 7.8%
	Consumer Discretionary — 4.6%
2,167	MercadoLibre, Inc.*	5,064,149
	Financials — 2.0%
137,207	NU Holdings Ltd. - Class A*	2,196,684
	Industrials — 1.2%
192,294	WEG SA	1,318,391
	Total Brazil	8,579,224
	United States — 7.8%
	Communication Services — 7.8%
30,626	Liberty Media Corp.-Liberty Formula One - Class C*	3,198,886
7,622	Spotify Technology SA*	5,320,156
	Total United States	8,519,042
	India — 6.8%
	Consumer Discretionary — 1.6%
46,847	Titan Co. Ltd.	1,776,135
	Financials — 5.2%
230,430	Bajaj Finance Ltd.	2,592,680
291,510	HDFC Bank Ltd.	3,124,027
	Total India	7,492,842
	Taiwan — 6.6%
	Information Technology — 6.6%
25,830	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,214,061
	Japan — 6.4%
	Consumer Staples — 3.4%
130,900	Ajinomoto Co., Inc.	3,752,800
	Information Technology — 3.0%
8,900	Keyence Corp.	3,315,792
	Total Japan	7,068,592
Shares		Market Value
	Common Stocks — 92.8% (Continued)
	Sweden — 6.4%
	Industrials — 3.7%
123,283	AddTech AB - Class B	$ 4,010,426
	Information Technology — 2.7%
249,669	Hexagon AB - Class B	2,979,339
	Total Sweden	6,989,765
	Singapore — 5.7%
	Consumer Discretionary — 5.7%
35,294	Sea Ltd. ADR*	6,308,097
	Italy — 4.9%
	Consumer Discretionary — 2.9%
6,499	Ferrari NV	3,153,445
	Health Care — 2.0%
85,948	Stevanato Group SpA	2,213,161
	Total Italy	5,366,606
	Germany — 4.3%
	Communication Services — 4.3%
47,786	CTS Eventim AG & Co. KGaA	4,691,366
	United Kingdom — 3.3%
	Consumer Discretionary — 2.9%
12,361	Flutter Entertainment PLC*	3,139,694
	Financials — 0.4%
8,506	3i Group PLC	468,876
	Total United Kingdom	3,608,570
	Poland — 2.4%
	Consumer Staples — 2.4%
218,140	Dino Polska SA, 144a*	2,629,380
	Denmark — 1.7%
	Consumer Discretionary — 1.7%
14,032	Pandora A/S	1,834,648
	Australia — 1.2%
	Health Care — 1.2%
6,773	Pro Medicus Ltd.	1,378,954
	Total Common Stocks	$101,854,896
	Short-Term Investment Fund — 0.7%
788,099	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	788,099
	Total Investment Securities — 93.5% (Cost $75,508,661)	$102,642,995
	Other Assets in Excess of Liabilities — 6.5%	7,137,042
	Net Assets — 100.0%	$109,780,037
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $8,790,613 or 8.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Equity Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$11,291,778	$—	$—	$11,291,778
Netherlands	4,567,674	5,452,611	—	10,020,285
Switzerland	2,301,257	6,560,429	—	8,861,686
Brazil	8,579,224	—	—	8,579,224
United States	8,519,042	—	—	8,519,042
India	—	7,492,842	—	7,492,842
Taiwan	7,214,061	—	—	7,214,061
Japan	—	7,068,592	—	7,068,592
Sweden	—	6,989,765	—	6,989,765
Singapore	6,308,097	—	—	6,308,097
Italy	5,366,606	—	—	5,366,606
Germany	—	4,691,366	—	4,691,366
United Kingdom	3,139,694	468,876	—	3,608,570
Poland	—	2,629,380	—	2,629,380
Denmark	—	1,834,648	—	1,834,648
Australia	—	1,378,954	—	1,378,954
Short-Term Investment Fund	788,099	—	—	788,099
Total	$58,075,532	$44,567,463	$—	$102,642,995
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – September 30, 2025
Shares		Market Value
	Common Stocks — 99.4%
	Information Technology — 49.9%
160,252	AppLovin Corp. - Class A*	$ 115,147,472
194,952	Atlassian Corp. - Class A*	31,133,834
340,934	Broadcom, Inc.	112,477,536
199,896	Cloudflare, Inc. - Class A*	42,895,683
282,200	Datadog, Inc. - Class A*	40,185,280
405,624	Microsoft Corp.	210,092,951
2,034,052	NVIDIA Corp.	379,513,422
170,537	Oracle Corp.	47,961,826
1,790,937	Samsara, Inc. - Class A*	66,712,403
77,816	ServiceNow, Inc.*	71,612,508
503,798	Shopify, Inc. (Canada) - Class A*	74,869,421
284,190	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	79,371,425
		1,271,973,761
	Communication Services — 18.5%
306,438	Alphabet, Inc. - Class A	74,495,078
227,816	Meta Platforms, Inc. - Class A	167,303,514
58,428	Netflix, Inc.*	70,050,498
553,841	ROBLOX Corp. - Class A*	76,718,055
118,794	Spotify Technology SA*	82,918,212
		471,485,357
	Consumer Discretionary — 14.6%
749,248	Amazon.com, Inc.*	164,512,383
171,993	Carvana Co.*	64,882,639
204,227	DoorDash, Inc. - Class A*	55,547,702
488,243	Sea Ltd. (Singapore) ADR*	87,263,672
		372,206,396
	Financials — 12.6%
158,374	Arthur J Gallagher & Co.	49,054,763
874,783	Block, Inc.*	63,220,568
365,180	Intercontinental Exchange, Inc.	61,525,526
5,182,835	NU Holdings Ltd. (Brazil) - Class A*	82,977,188
189,449	Visa, Inc. - Class A	64,674,100
		321,452,145
	Health Care — 1.7%
317,142	DexCom, Inc.*	21,340,485
716,840	Ultragenyx Pharmaceutical, Inc.*	21,562,547
		42,903,032
Shares		Market Value
	Common Stocks — 99.4% (Continued)
	Industrials — 1.3%
46,990	Axon Enterprise, Inc.*	$ 33,721,904
	Energy — 0.8%
1,432,574	Venture Global, Inc. - Class A†	20,328,225
	Total Common Stocks	$2,534,070,820
	Short-Term Investment Funds — 1.3%
18,695,765	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	18,695,765
15,005,072	Invesco Government & Agency Portfolio, Institutional Class, 4.05%∞Ω**	15,005,072
	Total Short-Term Investment Funds	$33,700,837
	Total Investment Securities—100.7% (Cost $1,492,024,163)	$2,567,771,657
	Liabilities in Excess of Other Assets — (0.7%)	(17,574,613)
	Net Assets — 100.0%	$2,550,197,044
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $14,435,388.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,534,070,820	$—	$—	$2,534,070,820
Short-Term Investment Funds	33,700,837	—	—	33,700,837
Total	$2,567,771,657	$—	$—	$2,567,771,657
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Fund – September 30, 2025
Shares		Market Value
	Common Stocks — 98.0%
	Industrials — 24.8%
85,187	Armstrong World Industries, Inc.	$ 16,697,504
128,045	Atkore, Inc.	8,033,543
72,622	Casella Waste Systems, Inc. - Class A*	6,890,375
432,916	Gates Industrial Corp. PLC*	10,744,975
66,762	Landstar System, Inc.	8,182,351
281,729	Marten Transport Ltd.	3,003,231
73,827	Matson, Inc.	7,278,604
31,202	UniFirst Corp.	5,216,663
		66,047,246
	Information Technology — 17.6%
257,190	ACI Worldwide, Inc.*	13,571,916
168,915	CTS Corp.	6,746,465
265,123	DoubleVerify Holdings, Inc.*	3,176,174
86,033	ePlus, Inc.	6,109,204
47,575	Qualys, Inc.*	6,295,600
258,925	Vontier Corp.	10,867,082
		46,766,441
	Financials — 15.8%
258,819	Atlantic Union Bankshares Corp.	9,133,722
45,862	Hanover Insurance Group, Inc. (The)	8,329,915
167,899	Moelis & Co. - Class A	11,974,557
7,594	White Mountains Insurance Group Ltd.	12,693,523
		42,131,717
	Consumer Discretionary — 12.3%
127,939	Acushnet Holdings Corp.	10,041,932
7,510	Graham Holdings Co. - Class B	8,841,598
18,108	Murphy USA, Inc.	7,030,612
321,879	Revolve Group, Inc.*	6,856,023
		32,770,165
	Consumer Staples — 7.8%
60,056	Interparfums, Inc.	5,908,309
44,487	Marzetti Company (The)	7,686,909
59,147	PriceSmart, Inc.	7,168,025
		20,763,243
	Materials — 7.7%
138,072	Ingevity Corp.*	7,620,194
14,765	NewMarket Corp.	12,228,520
84,827	Tredegar Corp.*	681,161
		20,529,875
Shares		Market Value
	Common Stocks — 98.0% (Continued)
	Real Estate — 6.8%
247,184	Alexander & Baldwin, Inc. REIT	$ 4,496,277
311,302	Essential Properties Realty Trust, Inc. REIT	9,264,347
80,808	First Industrial Realty Trust, Inc. REIT	4,159,188
		17,919,812
	Health Care — 5.2%
462,405	Certara, Inc.*	5,650,589
137,776	Enovis Corp.*	4,180,124
81,422	Haemonetics Corp.*	3,968,508
		13,799,221
	Total Common Stocks	$260,727,720
	Short-Term Investment Fund — 1.2%
3,175,071	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	3,175,071
	Total Investment Securities—99.2% (Cost $223,431,317)	$263,902,791
	Other Assets in Excess of Liabilities — 0.8%	2,219,440
	Net Assets — 100.0%	$266,122,231
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$260,727,720	$—	$—	$260,727,720
Short-Term Investment Fund	3,175,071	—	—	3,175,071
Total	$263,902,791	$—	$—	$263,902,791
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Cap Value Fund – September 30, 2025
Shares		Market Value
	Common Stocks — 99.8%
	Financials — 27.6%
111,013	Associated Banc-Corp.	$ 2,854,144
167,659	Chimera Investment Corp. REIT	2,216,452
11,065	City Holding Co.	1,370,622
135,017	Columbia Banking System, Inc.	3,475,338
54,854	FB Financial Corp.	3,057,562
28,816	First American Financial Corp.	1,851,140
158,155	First Horizon Corp.	3,575,884
96,844	First Interstate BancSystem, Inc. - Class A	3,086,418
14,099	Hanover Insurance Group, Inc. (The)	2,560,801
40,811	Independent Bank Corp.	2,822,897
86,809	MGIC Investment Corp.	2,462,771
65,526	National Bank Holdings Corp. - Class A	2,531,925
38,168	NMI Holdings, Inc. - Class A*	1,463,361
138,869	Old National Bancorp	3,048,175
110,822	Starwood Property Trust, Inc. REIT	2,146,622
50,420	Univest Financial Corp.	1,513,608
236,053	Valley National Bancorp	2,502,162
37,050	Voya Financial, Inc.	2,771,340
21,230	Westamerica BanCorp	1,061,288
34,413	Wintrust Financial Corp.	4,557,658
		50,930,168
	Industrials — 20.6%
6,371	CACI International, Inc. - Class A*	3,177,727
11,752	Clean Harbors, Inc.*	2,729,049
37,388	Enerpac Tool Group Corp.	1,532,908
16,572	Enpro, Inc.	3,745,272
113,231	Enviri Corp.*	1,436,901
45,367	ExlService Holdings, Inc.*	1,997,509
166,702	Gates Industrial Corp. PLC*	4,137,544
31,002	Hexcel Corp.	1,943,825
25,437	Huron Consulting Group, Inc.*	3,733,389
16,346	ITT, Inc.	2,922,011
31,063	Korn Ferry	2,173,789
11,406	Regal Rexnord Corp.	1,636,077
16,444	Standex International Corp.	3,484,484
8,802	Valmont Industries, Inc.	3,412,799
		38,063,284
	Information Technology — 9.8%
12,482	Belden, Inc.	1,501,210
92,095	Cohu, Inc.*	1,872,291
245,637	Harmonic, Inc.*	2,500,585
30,677	Lumentum Holdings, Inc.*	4,991,455
21,002	Rogers Corp.*	1,689,821
18,806	Silicon Laboratories, Inc.*	2,466,031
241,356	Viavi Solutions, Inc.*	3,062,807
		18,084,200
	Consumer Discretionary — 9.3%
16,300	Cheesecake Factory, Inc. (The)	890,632
17,410	Dorman Products, Inc.*	2,713,871
64,966	Gentex Corp.	1,838,538
4,162	Group 1 Automotive, Inc.	1,820,916
12,789	Installed Building Products, Inc.	3,154,535
4,728	Murphy USA, Inc.	1,835,693
38,878	Steven Madden Ltd.	1,301,635
16,470	Urban Outfitters, Inc.*	1,176,452
45,113	Valvoline, Inc.*	1,620,008
23,054	YETI Holdings, Inc.*	764,932
		17,117,212
Shares		Market Value
	Common Stocks — 99.8% (Continued)
	Real Estate — 8.1%
38,971	Agree Realty Corp. REIT	$ 2,768,500
72,504	COPT Defense Properties REIT	2,106,966
54,766	CTO Realty Growth, Inc. REIT	892,686
60,292	National Storage Affiliates Trust REIT	1,822,024
267,959	Newmark Group, Inc. - Class A	4,997,435
67,305	STAG Industrial, Inc. REIT	2,375,194
		14,962,805
	Health Care — 7.9%
15,452	Addus HomeCare Corp.*	1,823,181
32,597	Encompass Health Corp.	4,140,471
45,659	Envista Holdings Corp.*	930,074
22,747	Globus Medical, Inc. - Class A*	1,302,721
54,487	Integra LifeSciences Holdings Corp.*	780,799
62,632	Option Care Health, Inc.*	1,738,664
46,619	Prestige Consumer Healthcare, Inc.*	2,909,026
28,660	QuidelOrtho Corp.*	844,037
		14,468,973
	Materials — 4.6%
37,221	Axalta Coating Systems Ltd.*	1,065,265
29,535	Cabot Corp.	2,246,137
25,396	Ingevity Corp.*	1,401,605
10,718	Innospec, Inc.	827,001
81,731	O-I Glass, Inc.*	1,060,051
41,432	Silgan Holdings, Inc.	1,781,990
		8,382,049
	Energy — 4.2%
41,872	Cactus, Inc. - Class A	1,652,688
47,097	Civitas Resources, Inc.	1,530,652
155,311	Expro Group Holdings NV*	1,845,095
214,347	Permian Resources Corp.	2,743,642
		7,772,077
	Utilities — 4.0%
21,163	Black Hills Corp.	1,303,429
24,971	IDACORP, Inc.	3,299,918
35,679	Portland General Electric Co.	1,569,876
15,391	Spire, Inc.	1,254,674
		7,427,897
	Consumer Staples — 3.7%
13,383	Ingredion, Inc.	1,634,198
6,471	Marzetti Company (The)	1,118,124
10,506	MGP Ingredients, Inc.	254,140
27,040	Performance Food Group Co.*	2,813,242
49,242	TreeHouse Foods, Inc.*	995,181
		6,814,885
	Total Common Stocks	$184,023,550
	Exchange-Traded Fund — 0.9%
8,805	iShares Russell 2000 Value ETF	1,556,812
	Short-Term Investment Fund — 0.1%
208,758	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	208,758
	Total Investment Securities—100.8% (Cost $156,569,987)	$185,789,120
	Liabilities in Excess of Other Assets — (0.8%)	(1,402,054)
	Net Assets — 100.0%	$184,387,066
*	Non-income producing security.

Touchstone Small Cap Value Fund (Continued)
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$184,023,550	$—	$—	$184,023,550
Exchange-Traded Fund	1,556,812	—	—	1,556,812
Short-Term Investment Fund	208,758	—	—	208,758
Total	$185,789,120	$—	$—	$185,789,120
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – September 30, 2025
Principal Amount		Market Value
	Asset-Backed Securities — 39.0%
$ 1,124,746	Alinea CLO Ltd. (Cayman Islands), Ser 2018-1A, Class AR, 144a, (TSFR3M + 0.900%), 5.225%, 7/20/31(A)	$ 1,125,032
1,743,786	American Credit Acceptance Receivables Trust, Ser 2022-3, Class D, 144a, 5.830%, 10/13/28	1,748,975
8,216,223	American Credit Acceptance Receivables Trust, Ser 2022-4, Class D, 144a, 8.000%, 2/15/29	8,310,608
421,062	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	421,528
5,485,000	American Credit Acceptance Receivables Trust, Ser 2023-1, Class D, 144a, 6.350%, 4/12/29	5,557,033
1,244,462	American Credit Acceptance Receivables Trust, Ser 2023-3, Class C, 144a, 6.440%, 10/12/29	1,252,341
11,575,000	American Credit Acceptance Receivables Trust, Ser 2024-2, Class C, 144a, 6.240%, 4/12/30	11,702,635
4,981,797	American Credit Acceptance Receivables Trust, Ser 2025-2, Class A, 144a, 4.810%, 9/12/28	4,989,481
9,265,000	Americredit Automobile Receivables Trust, Ser 2022-1, Class C, 2.980%, 9/20/27	9,197,270
1,362,999	AmeriCredit Automobile Receivables Trust, Ser 2021-2, Class C, 1.010%, 1/19/27	1,356,251
909,321	AmeriCredit Automobile Receivables Trust, Ser 2022-1, Class B, 2.770%, 4/19/27	908,021
7,823,250	Arbys Funding LLC, Ser 2020-1A, Class A2, 144a, 3.237%, 7/30/50	7,555,987
1,789,683	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (TSFR1M + 0.654%), 2.886%, 3/25/36(A)	1,762,510
4,358,333	Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Class A, 144a, 2.020%, 2/20/27	4,335,117
1,991,534	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 5.405%, 7/19/31(A)	1,991,609
8,007,000	BCRED BSL Static CLO Ltd. (Cayman Islands), Ser 2025-1A, Class AR, 144a, (TSFR3M + 1.250%), 5.541%, 7/24/35(A)	7,990,353
9,845,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	9,900,062
12,210,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2019-1A, Class A1A2, 144a, (TSFR3M + 0.950%), 5.229%, 4/20/31(A)	12,220,098
5,799,546	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class AR3, 144a, (TSFR3M + 1.000%), 5.325%, 10/21/31(A)	5,789,501
1,814,114	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	1,819,590
2,694,857	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	2,702,910
7,709,880	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	7,682,525
1,729,968	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.182%), 5.499%, 10/15/30(A)	1,730,243
8,300,000	Drive Auto Receivables Trust, Ser 2025-2, Class A2, 4.290%, 10/16/28	8,301,116
6,476,179	Dryden 53 CLO Ltd. (Cayman Islands), Ser 2017-53A, Class AR, 144a, (TSFR3M + 1.000%), 5.302%, 1/15/31(A)	6,479,501
2,495,000	DT Auto Owner Trust, Ser 2021-3A, Class E, 144a, 2.650%, 9/15/28	2,473,553
4,983,000	Elmwood CLO X Ltd. (Cayman Islands), Ser 2021-3A, Class X, 144a, (TSFR3M + 0.950%), 5.208%, 7/20/38(A)	4,982,826
6,665,997	Exeter Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.210%, 2/15/28	6,659,727
Principal Amount		Market Value
	Asset-Backed Securities — 39.0% (Continued)
$ 3,063,735	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	$ 3,027,337
801,620	Exeter Automobile Receivables Trust, Ser 2022-1A, Class D, 3.020%, 6/15/28	797,012
6,051,891	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	6,096,157
873,492	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	820,199
80,843	FNMA REMIC, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	81,847
3,145,371	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 5.575%, 4/20/33(A)	3,145,518
8,340,000	Fortress Credit Opportunities XXXV CLO Ltd. (Cayman Islands), Ser 2025-35A, Class A1, 144a, (TSFR3M + 1.400%), 5.727%, 7/20/33(A)	8,340,876
1,110,250	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	1,115,130
1,038,869	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 5.374%, 11/22/31(A)	1,038,823
2,219,502	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	2,219,412
1,225,000	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class E, 144a, 2.870%, 5/15/28	1,210,061
3,989,402	GLS Auto Receivables Issuer Trust, Ser 2022-2A, Class D, 144a, 6.150%, 4/17/28	4,019,264
981,896	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class C, 144a, 5.340%, 6/15/28	982,749
6,725,000	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	6,818,281
3,349,469	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	3,388,665
4,850,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	4,920,792
6,444,000	Greywolf CLO IV Ltd. (Cayman Islands), Ser 2019-1A, Class A1R2, 144a, (TSFR3M + 1.240%), 5.520%, 4/17/34(A)	6,443,890
686,798	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	675,649
858,498	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	855,339
979,923	Hpefs Equipment Trust, Ser 2022-3A, Class C, 144a, 6.130%, 8/20/29	980,809
8,090,000	HPEFS Equipment Trust, Ser 2023-2A, Class C, 144a, 6.480%, 1/21/31	8,139,445
5,725,000	HPEFS Equipment Trust, Ser 2023-2A, Class D, 144a, 6.970%, 7/21/31	5,814,549
3,633,369	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	3,645,758
6,445,571	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 5.292%, 10/22/30(A)	6,448,801
828,272	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 5.445%, 10/20/29(A)	828,287
2,698,500	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 5.218%, 1/15/38(A)	2,695,243
1,045,187	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (TSFR1M + 1.814%), 5.957%, 12/15/35(A)	1,046,839
6,969,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (TSFR1M + 3.714%), 7.857%, 12/15/35(A)	6,981,488

Touchstone Ultra Short Duration Fixed Income Fund (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 39.0% (Continued)
$ 1,916,096	MVW LLC, Ser 2020-1A, Class A, 144a, 1.740%, 10/20/37	$ 1,874,100
1,413,750	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	1,432,363
5,084,484	Octagon Investment Partners XXI Ltd. (Cayman Islands), Ser 2014-1A, Class AAR4, 144a, (TSFR3M + 0.810%), 5.043%, 2/14/31(A)	5,085,420
555,166	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	554,699
9,470,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	9,510,645
3,500,000	OneMain Financial Issuance Trust, Ser 2021-1A, Class A1, 144a, 1.550%, 6/16/36	3,383,438
1,212,662	OneMain Financial Issuance Trust, Ser 2022-2A, Class A, 144a, 4.890%, 10/14/34	1,213,891
1,237,458	OneMain Financial Issuance Trust, Ser 2022-3A, Class A, 144a, 5.940%, 5/15/34	1,245,035
11,115,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class A1, 144a, (TSFR3M + 0.940%), 5.228%, 7/15/33(A)	11,113,989
4,849,125	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	4,765,592
5,210,000	Post Road Equipment Finance LLC, Ser 2025-1A, Class A2, 144a, 4.900%, 5/15/31	5,251,414
3,448,000	Prestige Auto Receivables Trust, Ser 2025-1A, Class A2, 144a, 4.870%, 12/15/27	3,452,125
6,640,000	Prestige Auto Receivables Trust, Ser 2025-1A, Class B, 144a, 5.340%, 11/15/28	6,694,612
3,432,000	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 5.288%, 1/15/38(A)	3,432,028
713,969	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 5.617%, 4/20/31(A)	714,111
12,500,000	Santander Drive Auto Receivables Trust, Ser 2022-4, Class C, 5.000%, 11/15/29	12,567,310
1,934,626	Santander Drive Auto Receivables Trust, Ser 2022-7, Class B, 5.950%, 1/17/28	1,938,456
2,059,803	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	2,074,794
3,120,571	SCF Equipment Trust LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	3,130,640
1,399,198	Sierra Timeshare Receivables Funding LLC, Ser 2024-3A, Class B, 144a, 4.980%, 8/20/41	1,401,722
1,055,227	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 5.272%, 10/25/48(A)	1,056,339
3,375,000	Westlake Automobile Receivables Trust, Ser 2021-3A, Class E, 144a, 3.420%, 4/15/27	3,367,887
4,900,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	4,973,953
1,194,718	Westlake Automobile Receivables Trust, Ser 2023-1A, Class B, 144a, 5.410%, 1/18/28	1,195,280
1,000,000	Westlake Automobile Receivables Trust, Ser 2023-3A, Class D, 144a, 6.470%, 3/15/29	1,028,148
	Total Asset-Backed Securities	$325,982,614
	Corporate Bonds — 24.4%
	Financials — 7.8%
4,180,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.450%, 10/1/25	4,180,000
1,500,000	Ares Capital Corp., 2.150%, 7/15/26	1,473,662
5,739,000	Ares Capital Corp., 3.875%, 1/15/26	5,728,994
6,383,000	Aviation Capital Group LLC, 144a, 4.875%, 10/1/25	6,383,000
3,956,000	Bank of Nova Scotia (The) (Canada), 4.500%, 12/16/25	3,957,220
Principal Amount		Market Value
	Corporate Bonds — 24.4% (Continued)
	Financials — 7.8% (Continued)
$ 8,858,000	Barclays PLC (United Kingdom), 5.200%, 5/12/26	$ 8,900,427
3,950,000	Citibank NA, (SOFR + 0.708%), 4.980%, 8/6/26(A)	3,961,297
2,038,000	Comerica, Inc., 3.800%, 7/22/26	2,026,318
6,730,000	Fifth Third Bank NA, (SOFR + 0.810%), 5.108%, 1/28/28(A)	6,739,644
1,750,000	Huntington National Bank (The), 4.871%, 4/12/28	1,768,877
2,982,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 5.058%, 2/1/27(A)	2,952,333
5,845,000	Lloyds Banking Group PLC (United Kingdom), 4.582%, 12/10/25	5,846,134
3,000,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.003%, 6/1/28(A)	2,962,789
8,000,000	Toronto-Dominion Bank (The) (Canada), (SOFR + 0.480%), 4.811%, 10/10/25(A)	8,000,509
		64,881,204
	Consumer Staples — 2.9%
14,150,000	Conagra Brands, Inc., 4.600%, 11/1/25	14,145,575
4,500,000	Transurban Finance Co. Pty Ltd. (Australia), 144a, 4.125%, 2/2/26	4,495,200
5,896,000	Triton Container International Ltd. (Bermuda), 144a, 2.050%, 4/15/26	5,821,940
		24,462,715
	Industrials — 2.9%
11,000,000	Berry Global, Inc., 1.570%, 1/15/26	10,905,324
2,800,000	Graphic Packaging International LLC, 144a, 1.512%, 4/15/26	2,754,417
4,250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	4,320,162
6,276,000	Silgan Holdings, Inc., 144a, 1.400%, 4/1/26	6,177,488
		24,157,391
	Energy — 2.6%
12,759,000	Gulfstream Natural Gas System LLC, 144a, 6.190%, 11/1/25	12,770,784
1,705,000	MPLX LP, 1.750%, 3/1/26	1,687,141
7,375,000	ONEOK, Inc., 5.000%, 3/1/26	7,379,130
		21,837,055
	Utilities — 2.6%
13,828,000	CMS Energy Corp., 3.600%, 11/15/25	13,797,798
2,473,000	Electricite de France SA (France), 144a, 3.625%, 10/13/25	2,471,983
3,540,000	KeySpan Gas East Corp., 144a, 2.742%, 8/15/26	3,494,375
2,000,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	2,011,356
		21,775,512
	Consumer Discretionary — 2.3%
1,275,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.500%, 10/20/25	1,274,531
5,350,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	5,407,918
3,510,000	Hyundai Capital America, 144a, 5.500%, 3/30/26	3,527,815
4,477,000	Mattel, Inc., 144a, 3.375%, 4/1/26	4,444,950
4,780,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.928%, 7/31/26(A)	4,792,715
		19,447,929
	Materials — 1.1%
1,500,000	LYB International Finance III LLC, 1.250%, 10/1/25	1,500,000
7,800,000	Smurfit Kappa Treasury Funding DAC (Ireland), 7.500%, 11/20/25	7,819,200
		9,319,200

Touchstone Ultra Short Duration Fixed Income Fund (Continued)
Principal Amount		Market Value
	Corporate Bonds — 24.4% (Continued)
	Real Estate — 1.1%
$ 5,500,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 5.018%, 4/16/27(A)	$ 5,517,310
3,588,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	3,560,802
		9,078,112
	Health Care — 1.1%
4,000,000	Elevance Health, Inc., 4.500%, 10/30/26	4,016,756
5,045,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.826%, 7/15/26(A)	5,051,071
		9,067,827
	Total Corporate Bonds	$204,026,945
	Commercial Mortgage-Backed Securities — 21.8%
5,820,391	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	5,895,400
3,330,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2016-UB10, Class AS, 3.385%, 7/15/49	3,274,767
1,375,786	BDS Ltd. (Cayman Islands), Ser 2021-FL10, Class A, 144a, (TSFR1M + 1.464%), 5.600%, 12/16/36(A)	1,375,790
3,115,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class B, 144a, (TSFR1M + 1.092%), 5.242%, 10/15/36(A)	3,112,080
6,300,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class C, 144a, (TSFR1M + 1.291%), 5.441%, 10/15/36(A)	6,292,125
980,000	BX Commercial Mortgage Trust, Ser 2022-LP2, Class B, 144a, (TSFR1M + 1.312%), 5.462%, 2/15/39(A)	978,775
4,395,000	BX Trust, Ser 2021-ARIA, Class A, 144a, (TSFR1M + 1.014%), 5.164%, 10/15/36(A)	4,390,880
1,690,658	BX Trust, Ser 2021-RISE, Class B, 144a, (TSFR1M + 1.364%), 5.514%, 11/15/36(A)	1,688,545
2,783,928	BX Trust, Ser 2021-SDMF, Class B, 144a, (TSFR1M + 0.852%), 5.002%, 9/15/34(A)	2,775,415
3,257,196	BX Trust, Ser 2021-SDMF, Class C, 144a, (TSFR1M + 1.002%), 5.152%, 9/15/34(A)	3,242,946
1,000,000	BX Trust, Ser 2022-LBA6, Class B, 144a, (TSFR1M + 1.300%), 5.450%, 1/15/39(A)	999,375
1,036,336	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (TSFR1M + 1.014%), 5.407%, 2/15/38(A)	1,030,509
8,495,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (TSFR1M + 1.264%), 5.657%, 2/15/38(A)	8,430,922
4,958,491	BXP Trust, Ser 2017-CQHP, Class A, 144a, (TSFR1M + 0.897%), 5.048%, 11/15/34(A)	4,772,498
7,813,210	CFCRE Commercial Mortgage Trust, Ser 2016-C3, Class A3, 3.865%, 1/10/48	7,794,239
497,615	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class A3, 3.014%, 5/10/58	496,227
2,098,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class A4, 3.283%, 5/10/58	2,088,512
7,300,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	7,226,910
2,137,450	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class A4, 3.209%, 5/10/49	2,121,278
12,600,000	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class AS, 3.514%, 5/10/49	12,446,236
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 10/15/22(A)(B)(C)(D)	0
881,596	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 0.767%, 6/10/47(A)(B)(C)	14
60,696	CSAIL Commercial Mortgage Trust, Ser 2015-C3, Class A4, 3.718%, 8/15/48	60,562
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 21.8% (Continued)
$ 1,312,249	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class A5, 3.757%, 11/15/48	$ 1,307,740
4,900,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class A5, 3.090%, 1/15/49	4,860,588
4,700,000	CSAIL Commercial Mortgage Trust, Ser 2016-C7, Class A5, 3.502%, 11/15/49	4,654,710
249,708	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (Prime Rate -2.306%), 5.194%, 7/15/32(A)	249,442
11,158,228	Extended Stay America Trust, Ser 2021-ESH, Class A, 144a, (TSFR1M + 1.194%), 5.344%, 7/15/38(A)	11,158,228
2,740,647	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 5.644%, 7/15/38(A)	2,740,647
1,081,379	GPMT Ltd., Ser 2021-FL3, Class A, 144a, (TSFR1M + 1.614%), 5.750%, 7/16/35(A)	1,078,684
598,221	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	526,214
7,080,000	GS Mortgage Securities Corp. Trust, Ser 2021-DM, Class A, 144a, (TSFR1M + 0.999%), 5.150%, 11/15/36(A)	7,075,585
3,900,000	GS Mortgage Securities Corp. Trust, Ser 2021-DM, Class AS, 144a, (TSFR1M + 1.499%), 5.650%, 11/15/36(A)	3,880,500
2,150,000	Hilton USA Trust, Ser 2016-HHV, Class B, 144a, 4.333%, 11/5/38(A)(B)	2,136,818
2,500,000	HONO Mortgage Trust, Ser 2021-LULU, Class A, 144a, (TSFR1M +1.264%), 5.415%, 10/15/36(A)	2,489,063
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	989,626
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,053,000
6,148,663	KIND Trust, Ser 2021-KIND, Class A, 144a, (TSFR1M + 1.064%), 5.220%, 8/15/38(A)	6,126,023
3,190,000	Lstar Commercial Mortgage Trust, Ser 2016-4, Class AS, 144a, 3.188%, 3/10/49	3,172,453
6,792,591	MF1 LLC, Ser 2022-FL9, Class A, 144a, (TSFR1M + 2.150%), 6.284%, 6/19/37(A)	6,798,418
1,200,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class C, 144a, (TSFR1M + 1.465%), 5.615%, 4/15/38(A)	1,200,000
2,845,690	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Class A4, 3.753%, 12/15/47	2,840,207
6,124,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	6,078,430
7,245,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	7,123,404
2,517,468	Morgan Stanley Capital I Trust, Ser 2015-UBS8, Class A4, 3.809%, 12/15/48	2,510,158
8,406,728	Morgan Stanley Capital I Trust, Ser 2016-BNK2, Class A4, 3.049%, 11/15/49	8,245,953
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (TSFR1M + 0.897%), 5.048%, 8/15/33(A)	4,625,514
856,233	SG Commercial Mortgage Securities Trust, Ser 2016-C5, Class A3, 2.779%, 10/10/48	850,100
8,223,560	Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Class A3, 2.642%, 11/15/49	8,172,296
	Total Commercial Mortgage-Backed Securities	$182,437,806
	Commercial Paper — 9.0%
9,000,000	Agree LP, 4.201%, 10/1/25(E)	8,998,869
12,500,000	Canadian Tire Corporation Ltd., 4.304%, 10/7/25(E)	12,489,646

Touchstone Ultra Short Duration Fixed Income Fund (Continued)
Principal Amount		Market Value
	Commercial Paper — 9.0% (Continued)
$10,500,000	Johnson Controls International PLC, 4.200%, 10/1/25(E)	$ 10,498,774
22,700,000	Montana-Dakota Utilities Co., 4.275%, 10/1/25(E)	22,697,335
5,000,000	Royal Bank of Canada, 4.076%, 11/3/25(E)	4,980,604
15,300,000	Union Electric Co., 4.200%, 10/1/25(E)	15,298,225
	Total Commercial Paper	$74,963,453
	Non-Agency Collateralized Mortgage Obligations — 6.0%
375,191	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 6.331%, 4/25/33(A)(B)††	377,966
89,439	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	74,457
4,122,541	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	4,035,224
121,724	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	121,370
3,970,733	COLT Mortgage Loan Trust, Ser 2023-1, Class A1, 144a, 6.048%, 4/25/68(A)(B)	3,983,700
276	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	276
5,645,454	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	5,564,677
980,404	GCAT Trust, Ser 2024-NQM1, Class A1, 144a, 6.007%, 1/25/59(A)(B)	989,422
990,337	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 5.594%, 10/25/33(A)(B)	992,951
40,792	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.751%, 6/25/36(A)(B)	27,720
1,417,027	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 4.946%, 10/25/49(A)(B)	1,414,439
11,638	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 6.404%, 12/25/34(A)(B)	11,433
9,726	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.099%, 12/25/32(A)	9,743
1,307,110	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	1,298,461
2,496,037	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.793%, 6/25/56(A)(B)	2,474,852
4,586,242	New Residential Mortgage Loan Trust, Ser 2024-NQM1, Class A1, 144a, 6.129%, 3/25/64(A)(B)	4,631,640
178,683	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.200%, 2/25/37(A)(B)	153,053
5,973,673	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	5,722,326
847,782	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.507%, 6/25/43(A)(B)	827,059
931,358	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	875,994
2,744,363	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	2,676,415
1,768,733	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.705%, 11/25/60(A)(B)	1,753,827
3,199,074	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	3,163,510
4,443,067	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	4,419,996
600,591	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	597,515
1,750,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	1,728,574
2,362,277	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	2,299,513
	Total Non-Agency Collateralized Mortgage Obligations	$50,226,113
Principal Amount		Market Value
	Municipal Bonds — 0.7%
	Other Territory — 0.6%
$ 725,000	Taxable Municipal Funding Trust, Rev., 144a, 4.450%, 5/15/56(A)(B)	$ 725,000
1,745,000	Taxable Municipal Funding Trust, Rev., 144a, 4.450%, 12/15/25(A)(B)	1,745,000
1,000,000	Taxable Municipal Funding Trust, Rev., 144a, 4.450%, 6/30/28(A)(B)	1,000,000
1,200,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 4.450%, 9/1/30(A)(B)	1,200,000
		4,670,000
	Ohio — 0.1%
1,000,000	Franklin, OH, 5.875%, 12/9/25	1,002,581
	Total Municipal Bonds	$5,672,581
	U.S. Government Mortgage-Backed Obligations — 0.4%
59,801	FHLMC, Pool #1B7189, (RFUCCT1Y + 2.470%), 7.415%, 3/1/36(A)	62,048
52,975	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 6.903%, 11/1/36(A)	54,558
23,404	FHLMC, Pool #1J1813, (RFUCCT1Y + 1.925%), 6.675%, 8/1/37(A)	24,099
70,941	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 6.290%, 7/1/35(A)	72,621
25,336	FHLMC, Pool #1Q0080, (RFUCCT1Y + 1.661%), 6.525%, 1/1/36(A)	26,099
67,601	FHLMC, Pool #1Q0119, (RFUCCT1Y + 1.850%), 6.613%, 9/1/36(A)	69,507
55,133	FHLMC, Pool #1Q0187, (RFUCCT1Y + 1.789%), 7.076%, 12/1/36(A)	56,354
24,727	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.901%), 6.787%, 4/1/37(A)	25,356
41,797	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 6.798%, 11/1/36(A)	42,977
65,474	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 6.500%, 4/1/34(A)	67,529
28,177	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 6.543%, 11/1/36(A)	29,189
34,504	FHLMC, Pool #847795, (1 Year CMT Rate +2.275%), 6.688%, 4/1/35(A)	35,239
83,165	FHLMC, Pool #848539, (1 Year CMT Rate +2.288%), 6.657%, 4/1/37(A)	85,414
188,338	FHLMC, Pool #848583, (1 Year CMT Rate +2.303%), 6.544%, 1/1/36(A)	194,559
2,972	FHLMC, Pool #A92646, 5.500%, 6/1/40	3,082
4,197	FHLMC, Pool #C03505, 5.500%, 6/1/40	4,353
10,006	FHLMC, Pool #G01840, 5.000%, 7/1/35	10,250
28,959	FNMA, Pool #254868, 5.000%, 9/1/33	29,360
1,107	FNMA, Pool #256272, 5.500%, 6/1/26	1,117
7,890	FNMA, Pool #256852, 6.000%, 8/1/27	8,057
2,281	FNMA, Pool #323832, 7.500%, 7/1/29	2,337
7,833	FNMA, Pool #665773, 7.500%, 6/1/31	7,862
33,085	FNMA, Pool #679742, (1 Year CMT Rate +2.480%), 6.905%, 1/1/40(A)	33,495
36,397	FNMA, Pool #725424, 5.500%, 4/1/34	37,364
138,611	FNMA, Pool #725490, (RFUCCT1Y + 1.597%), 6.574%, 4/1/34(A)	140,945
5,822	FNMA, Pool #735484, 5.000%, 5/1/35	5,957
33,723	FNMA, Pool #813170, (RFUCCT1Y + 1.575%), 6.540%, 1/1/35(A)	34,315
106,154	FNMA, Pool #815323, (RFUCCT6M + 1.529%), 6.112%, 1/1/35(A)	108,831

Touchstone Ultra Short Duration Fixed Income Fund (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.4% (Continued)
$ 44,918	FNMA, Pool #820364, (RFUCCT1Y + 0.827%), 5.827%, 4/1/35(A)	$ 44,812
48,507	FNMA, Pool #827787, (RFUCCT6M + 1.55%), 6.175%, 5/1/35(A)	49,766
24,282	FNMA, Pool #889060, 6.000%, 1/1/38	26,106
23,369	FNMA, Pool #889061, 6.000%, 1/1/38	24,627
1,527	FNMA, Pool #889382, 5.500%, 4/1/38	1,588
41,187	FNMA, Pool #922674, (RFUCCT1Y + 1.905%), 6.797%, 4/1/36(A)	42,524
15,394	FNMA, Pool #960376, 5.500%, 12/1/37	15,992
2,433	FNMA, Pool #AD0941, 5.500%, 4/1/40	2,520
16,096	FNMA, Pool #AE0363, 5.000%, 7/1/37	16,296
23,293	FNMA, Pool #AE5441, 5.000%, 10/1/40	23,865
2,569	FNMA, Pool #AI6588, 4.000%, 7/1/26	2,558
7,153	FNMA, Pool #AI8506, 4.000%, 8/1/26	7,123
32,944	FNMA, Pool #AL0211, 5.000%, 4/1/41	33,752
143,235	FNMA, Pool #AL0478, (RFUCCT1Y + 1.777%), 6.841%, 4/1/36(A)	148,390
74,545	FNMA, Pool #AL0543, 5.000%, 7/1/41	76,374
30,611	FNMA, Pool #AL1105, 4.500%, 12/1/40	30,649
6,795	FNMA, Pool #AL2591, 5.500%, 5/1/38	6,871
155,202	FNMA, Pool #AL5275, (RFUCCT6M + 1.505%), 6.132%, 9/1/37(A)	159,355
363,755	FNMA, Pool #AL7396, (RFUCCT6M + 1.532%), 6.144%, 2/1/37(A)	372,911
100,787	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 5.625%, 2/20/34(A)	102,368
45,478	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 5.625%, 4/20/34(A)	46,243
89,945	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 4.625%, 8/20/34(A)	91,234
106,146	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 5.625%, 3/20/41(A)	108,161
6,224	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 4.750%, 11/20/44(A)	6,237
160,543	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 4.750%, 12/20/44(A)	164,724
	Total U.S. Government Mortgage-Backed Obligations	$2,877,920
	Agency Collateralized Mortgage Obligations — 0.0%
72,822	FHLMC REMIC, Ser 2770, Class FH, (SOFR30A + 0.514%), 4.887%, 3/15/34(A)	72,439
64,989	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	63,849
14,546	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	14,295
3,297	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	3,272
54,157	FNMA REMIC, Ser 2003-81, Class FE, (SOFR30A + 0.614%), 4.971%, 9/25/33(A)	54,011
134,718	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	136,868
4,748	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	4,668
799	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	797
	Total Agency Collateralized Mortgage Obligations	$350,199
	U.S. Government Agency Obligations — 0.0%
19,174	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 5.000%, 4/25/28(A)	19,020
Shares		MarketValue
	Short-Term Investment Fund — 0.0%
77,298	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	$ 77,298
	Total Investment Securities—101.3% (Cost $847,244,245)	$846,633,949
	Liabilities in Excess of Other Assets — (1.3%)	(10,538,628)
	Net Assets — 100.0%	$836,095,321
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
(E)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
RFUCCT6M – FTSE USD IBOR Consumer Cash Fallbacks Term Six months
SOFR – Secured Overnight Financing Rate
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $491,155,843 or 58.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ultra Short Duration Fixed Income Fund (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$325,982,614	$—	$325,982,614
Corporate Bonds	—	204,026,945	—	204,026,945
Commercial Mortgage-Backed Securities	—	182,437,806	—	182,437,806
Commercial Paper	—	74,963,453	—	74,963,453
Non-Agency Collateralized Mortgage Obligations	—	50,226,113	—	50,226,113
Municipal Bonds	—	5,672,581	—	5,672,581
U.S. Government Mortgage-Backed Obligations	—	2,877,920	—	2,877,920
Agency Collateralized Mortgage Obligations	—	350,199	—	350,199
U.S. Government Agency Obligations	—	19,020	—	19,020
Short-Term Investment Fund	77,298	—	—	77,298
Total	$77,298	$846,556,651	$—	$846,633,949
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone US Quality Bond Fund – September 30, 2025
Principal Amount		Market Value
	Corporate Bonds — 26.0%
	Financials — 8.2%
$ 4,000,000	AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 144a, 6.088%, 12/15/44	$ 4,040,160
4,000,000	Bank of America Corp., 6.204%, 11/10/28	4,169,893
2,000,000	Fifth Third Bancorp, 5.631%, 1/29/32	2,097,611
1,000,000	Fifth Third Bancorp, 6.339%, 7/27/29	1,053,886
900,248	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	850,681
940,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	722,454
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,622,415
5,000,000	JPMorgan Chase & Co., 2.580%, 4/22/32	4,545,445
1,500,000	KeyCorp, MTN, 2.550%, 10/1/29	1,406,018
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,439,252
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	2,007,493
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,186,131
2,419,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	3,279,236
2,605,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	2,568,053
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,293,160
1,274,000	Protective Life Corp., 8.450%, 10/15/39	1,587,450
1,525,000	Reliance Standard Life Global Funding II, 144a, 5.243%, 2/2/26	1,528,389
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,541,062
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,588,172
2,292,000	Unum Group, 7.250%, 3/15/28	2,435,407
1,100,000	Unum Group, MTN, 7.190%, 2/1/28	1,151,578
1,405,000	US Bancorp, 5.727%, 10/21/26	1,405,951
1,500,000	US Bancorp, 5.850%, 10/21/33	1,599,987
		50,119,884
	Utilities — 7.5%
951,000	American Water Capital Corp., 2.950%, 9/1/27	932,971
2,431,667	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	2,484,545
3,250,000	Avista Corp., 4.350%, 6/1/48	2,719,375
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,505,174
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,616,374
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,129,106
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,158,028
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,960,714
2,530,000	Dominion Energy, Inc., 5.450%, 3/15/35	2,592,409
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,747,321
2,082,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,296,664
2,153,858	Empire District Bondco LLC, Ser A-1, 4.943%, 1/1/33	2,181,063
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,532,252
2,192,000	Essential Utilities, Inc., 4.276%, 5/1/49	1,761,651
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,563,967
3,828,000	Idaho Power Co., MTN, 5.500%, 3/15/53	3,787,923
2,340,000	Kentucky Utilities Co., 5.125%, 11/1/40	2,294,076
1,000,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 1/15/33	1,072,897
3,000,000	Nevada Power Co., 5.450%, 5/15/41	3,018,709
2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	1,973,357
1,505,727	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,459,863
1,500,000	Southern Co. Gas Capital Corp., 4.950%, 9/15/34	1,504,647
		46,293,086
Principal Amount		Market Value
	Corporate Bonds — 26.0% (Continued)
	Industrials — 2.6%
$ 605,152	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	$ 589,185
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,516,816
1,625,000	Canadian Pacific Railway Co. (Canada), 3.125%, 6/1/26	1,611,480
1,500,000	CSX Corp., 6.150%, 5/1/37	1,656,720
1,674,808	FedEx Corp. Pass-Through Trust, 1.875%, 2/20/34	1,449,664
1,075,000	GATX Corp., 1.900%, 6/1/31	938,626
3,000,000	GATX Corp., 5.500%, 6/15/35	3,095,135
366,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	375,017
1,999,000	Tote Shipholdings LLC, 3.400%, 10/16/40	1,768,483
1,000,000	Union Pacific Corp., 4.850%, 6/15/44	894,971
1,037,455	Union Pacific Railroad Co. Pass-Through Trust, 3.227%, 5/14/26	1,031,486
61,874	Union Pacific Railroad Co. Pass-Through Trust, 5.866%, 7/2/30	64,883
		15,992,466
	Real Estate — 1.8%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,465,553
2,000,000	American Tower Corp. REIT, 4.900%, 3/15/30	2,039,884
3,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,985,885
2,050,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	1,990,379
1,885,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,870,711
		11,352,412
	Consumer Discretionary — 1.7%
2,991,454	American Airlines Group, Inc. Pass-Through Trust, Ser 2016-3, AA, 3.000%, 10/15/28	2,876,359
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,102,144
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	2,044,846
501,393	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	477,652
2,798,913	United Airlines, Inc. Pass-Through Trust, Ser 2023-1, A, 5.800%, 1/15/36	2,894,886
		10,395,887
	Communication Services — 1.4%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,347,888
1,250,000	AT&T, Inc., 6.250%, 3/29/41	1,337,686
1,075,000	AT&T, Inc., 6.800%, 5/15/36	1,193,884
1,445,000	Crown Castle Towers LLC, 144a, 4.241%, 7/15/28	1,428,360
4,000,000	T-Mobile USA, Inc., 4.375%, 4/15/40	3,616,666
		8,924,484
	Health Care — 1.4%
3,500,000	Banner Health, 2.480%, 1/1/32	2,979,274
987,798	CVS Pass Through Trust, Ser 2013, 144a, 4.704%, 1/10/36	945,660
1,259,308	CVS Pass-Through Trust, 6.036%, 12/10/28	1,285,642
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,393,497
		8,604,073
	Consumer Staples — 1.1%
3,345,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	3,723,391
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,594,988
1,300,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,338,652
		6,657,031
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,573,946
	Total Corporate Bonds	$159,913,269
	U.S. Government Agency Obligations — 21.4%
1,616,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,602,850
250,368	Reliance Industries Ltd. (India), 1.870%, 1/15/26	248,179

Touchstone US Quality Bond Fund (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 21.4% (Continued)
$ 36,327	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	$ 36,436
19,403	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	19,473
34,500	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	34,553
32,220	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	32,389
74,470	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	74,389
145,164	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	146,415
144,673	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	145,332
59,525	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	59,943
84,228	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	86,062
161,483	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	162,342
94,148	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	93,636
194,294	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	194,723
94,386	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	95,190
223,925	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	221,894
418,608	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	414,990
886,720	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	862,970
2,336,401	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	2,188,467
2,734,184	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,544,150
1,045,974	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,008,469
1,197,874	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,137,842
1,674,296	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	1,590,157
2,097,497	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	1,990,867
1,118,396	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	1,051,955
2,075,155	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	1,952,314
1,846,473	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	1,701,297
2,067,000	Small Business Administration Participation Certificates, Ser 2016-20E, Class 1, 2.270%, 5/1/36	1,912,247
2,115,177	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	1,926,243
3,378,522	Small Business Administration Participation Certificates, Ser 2016-20L, Class 1, 2.810%, 12/1/36	3,170,319
Principal Amount		Market Value
	U.S. Government Agency Obligations — 21.4% (Continued)
$ 538,474	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	$ 527,874
562,487	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	548,334
2,502,114	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,352,331
2,526,305	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,360,167
3,056,793	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	2,857,110
1,387,692	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,295,148
3,109,987	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	2,933,871
3,525,656	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,331,318
2,549,881	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,509,611
1,459,667	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,384,825
1,606,251	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,527,478
2,291,737	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,141,456
1,978,186	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	1,814,482
2,933,343	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,362,546
4,777,104	Small Business Administration Participation Certificates, Ser 2021-25L, Class 1, 1.850%, 12/1/46	3,978,700
2,874,607	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,538,624
2,087,572	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	1,952,742
2,817,813	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,678,361
3,498,389	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,314,779
8,542,332	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	8,289,710
4,274,692	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	4,350,362
2,322,540	Small Business Administration Participation Certificates, Ser 2023-20E, Class 1, 4.600%, 5/1/43	2,314,867
2,109,613	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	2,131,498
5,365,601	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	5,409,010
2,505,179	Small Business Administration Participation Certificates, Ser 2024-10A, Class 1, 5.035%, 3/10/34	2,542,018
5,149,797	Small Business Administration Participation Certificates, Ser 2024-10B, Class 1, 4.380%, 9/10/34	5,114,337
5,479,841	Small Business Administration Participation Certificates, Ser 2024-25A, Class 1, 5.050%, 1/1/49	5,536,537

Touchstone US Quality Bond Fund (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 21.4% (Continued)
$ 5,127,754	Small Business Administration Participation Certificates, Ser 2024-25B, Class 1, 5.070%, 2/1/49	$ 5,221,288
4,781,832	Small Business Administration Participation Certificates, Ser 2024-25I, Class 1, 4.450%, 9/1/49	4,676,153
5,431,165	Small Business Administration Participation Certificates, Ser 2024-25K, Class 1, 5.010%, 11/1/49	5,467,790
1,482,269	Small Business Administration Participation Certificates, Ser 2024-25L, Class 1, 4.820%, 12/1/49	1,488,862
4,923,276	Small Business Administration Participation Certificates, Ser 2025-25C, Class 1, 4.970%, 3/1/50	4,952,151
2,760,000	Small Business Administration Participation Certificates, Ser 2025-25H, Class 1, 4.960%, 8/1/50	2,783,156
2,032,173	United States International Development Finance Corp., 1.870%, 11/20/37	1,709,022
	Total U.S. Government Agency Obligations	$131,102,611
	U.S. Government Mortgage-Backed Obligations — 16.1%
912,942	FHLMC, Pool #SD8186, 3.500%, 11/1/51	840,937
3,358,000	FHLMC, Pool #WN2314, 4.650%, 1/1/33	3,364,298
5,037,609	FHLMC REMIC, Pool #RA8086, 5.000%, 10/1/52	5,046,557
5,498,158	FHLMC REMIC, Pool #SD7152, 6.000%, 11/1/54	5,657,181
2,000,000	FHLMC REMIC, Pool #WN2381, 4.450%, 4/1/30	2,006,896
3,000,000	FHLMC REMIC, Pool #WN2615, 4.150%, 6/1/31	2,963,267
427,974	FNMA, Pool #888829, 5.926%, 6/1/37(A)(B)	426,674
348,236	FNMA, Pool #AH8854, 4.500%, 4/1/41	348,667
3,995,819	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,481,913
2,730,405	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,615,635
3,000,000	FNMA, Pool #AN2418, 2.120%, 9/1/26	2,950,372
1,252,340	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,211,278
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,552,573
93,937	FNMA, Pool #AT0924, 2.000%, 3/1/28	91,353
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,813,369
3,368,140	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,251,720
2,961,645	FNMA, Pool #BZ0544, 5.380%, 12/1/31	3,092,032
2,687,806	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,283,507
1,227,395	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,091,368
6,743,886	FNMA, Pool #FS1887, 3.000%, 5/1/47	6,019,415
2,668,008	FNMA, Pool #FS7798, 6.000%, 6/1/54	2,747,613
3,200,406	FNMA, Pool #MA4269, 2.500%, 2/1/41	2,868,894
1,140,109	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,049,260
4,056,072	FNMA, Pool #MA4709, 5.000%, 7/1/52	4,044,212
3,414,501	FNMA, Pool #MA4783, 4.000%, 10/1/52	3,229,416
6,984,478	FNMA, Pool #MA4784, 4.500%, 10/1/52	6,815,853
9,510,317	FNMA, Pool #MA4839, 4.000%, 12/1/52	8,992,377
4,142,733	FNMA, Pool #MA5073, 6.000%, 7/1/53	4,244,373
5,586,175	GNMA, Pool #MA8795, 2.500%, 4/20/53	4,825,928
4,723,497	GNMA, Pool #MA9171, 5.500%, 9/20/53	4,787,046
2,404,234	GNMA, Pool #MA9418, 3.000%, 1/20/54	2,160,495
	Total U.S. Government Mortgage-Backed Obligations	$98,874,479
	Agency Collateralized Mortgage Obligations — 10.7%
2,228,979	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.206%, 11/25/27(A)(B)	2,197,071
246,074	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	243,816
6,063,227	Freddie Mac Multiclass Certificates Series, Ser 2024-P015, Class A, 4.448%, 1/25/33(A)(B)	6,021,661
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.826%, 12/25/49(A)(B)	2,417,963
1,200,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.230%, 2/25/51(A)(B)	1,182,316
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 10.7% (Continued)
$ 537,761	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (SOFR30A + 0.814%), 5.169%, 11/25/35(A)	$ 535,164
38,337	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (SOFR30A + 0.814%), 5.169%, 5/25/36(A)	38,197
125,814	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(A)(B)	124,864
2,002,692	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(A)(B)	1,964,680
2,214,130	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(A)(B)	2,184,065
2,298,684	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.770%, 9/25/28(A)(B)	2,277,631
183,599	GNMA, Pool #785631, 4.604%, 5/20/67(A)(B)	183,255
272,698	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(A)(B)	269,132
484,566	GNMA, Ser 2013-121, Class AB, 3.021%, 8/16/44(A)(B)	459,367
4,225	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	4,206
15,955	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	15,011
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)(B)	2,102,785
350,078	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	330,099
1,101,738	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)(B)	1,010,937
771,075	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	662,750
443,064	GNMA, Ser 2017-H11, Class FV, (TSFR1M + 0.614%), 4.966%, 5/20/67(A)	443,116
406,579	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	395,096
3,643,993	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	2,484,644
4,844,850	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	3,929,412
2,136,178	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,508,248
3,676,802	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,736,354
2,996,795	GNMA, Ser 2025-126, Class BA, 5.550%, 5/16/67(A)(B)	3,110,286
5,995,518	GNMA, Ser 2025-142, Class BA, 5.350%, 3/16/67(A)(B)	6,183,129
6,983,728	GNMA, Ser 2025-145, Class AK, 5.596%, 5/16/67(A)(B)	7,290,665
6,000,000	GNMA, Ser 2025-153, Class AK, 5.740%, 8/16/67(A)(B)	6,283,783
6,843,000	GNMA, Ser 2025-162, Class BA, 5.432%, 2/16/68(A)(B)	7,088,714
	Total Agency Collateralized Mortgage Obligations	$65,678,417
	U.S. Treasury Obligations — 8.0%
4,000,000	U.S. Treasury Bills, 3.907%, 12/18/25#	3,966,444
9,000,000	U.S. Treasury Bond, 1.875%, 2/15/51	5,135,625
18,140,000	U.S. Treasury Bond, 2.875%, 5/15/52	12,931,836
2,000,000	U.S. Treasury Note, 4.250%, 11/15/34	2,022,813
21,540,000	U.S. Treasury Strip, Principal, 5/15/43(C)	9,335,218
19,894,000	U.S. Treasury Strip, Principal, 5/15/45(C)	7,741,444
26,500,000	U.S. Treasury Strip, Principal, 2/15/51(C)	7,761,994
	Total U.S. Treasury Obligations	$48,895,374
	Asset-Backed Securities — 6.4%
1,590,078	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,533,450
826,234	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	773,479
2,482,952	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,289,507
2,290,811	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	1,907,513
2,792,752	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,590,076
1,221,333	JGWPT XXVII LLC, Ser 2012-3A, Class A, 144a, 3.220%, 9/15/65	1,113,931
1,346,261	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,264,846
956,718	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	848,276

Touchstone US Quality Bond Fund (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 6.4% (Continued)
$ 4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	$ 4,433,956
905,977	Oklahoma Development Finance Auth., Revenue, Ser 2022-ONG, Class A1, 3.877%, 5/1/37	891,669
320,000	Progress Residential Trust, Ser 2025-SFR4, Class B, 144a, 4.700%, 8/17/42	317,849
2,500,000	QTS Issuer ABS I LLC, Ser 2025-1A, Class A2, 144a, 5.439%, 5/25/55	2,553,816
3,771,765	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,329,389
4,288,365	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,484,977
2,282,258	Small Business Administration Participation Certificates, Ser 2023-10B, Class 1, 5.688%, 9/10/33	2,369,536
3,455,375	Small Business Administration Participation Certificates, Ser 2023-25G, Class 1, 5.180%, 7/1/48	3,533,440
2,793,103	Small Business Administration Participation Certificates, Ser 2023-25H, Class 1, 5.150%, 8/1/48	2,839,950
439,902	Sunnova Hestia I Issuer LLC, Ser 2023-GRID1, Class 1A, 144a, 5.750%, 12/20/50	443,886
2,576,781	Sunnova Hestia II Issuer LLC, Ser 2024-GRID1, Class 1A, 144a, 5.630%, 7/20/51	2,580,184
	Total Asset-Backed Securities	$39,099,730
	Municipal Bonds — 5.4%
	California — 1.9%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	939,660
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,754,142
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	847,446
1,525,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,065,206
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,652,230
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,504,020
2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,129,550
		11,892,254
	Texas — 0.9%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,848,238
2,640,000	Texas Department of Transportation State Highway Fund, Build America Bonds, Revenue, 5.178%, 4/1/30	2,694,080
1,279,120	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	860,076
		5,402,394
	Oklahoma — 0.5%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	2,962,805
	Indiana — 0.5%
2,750,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	2,898,444
Principal Amount		Market Value
	Municipal Bonds — 5.4% (Continued)
	Virginia — 0.4%
$ 853,572	Virginia Housing Development Authority, 2.950%, 10/25/49	$ 739,313
2,225,661	Virginia Housing Development Authority, 2.125%, 7/25/51	1,827,731
		2,567,044
	New York — 0.4%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,090,337
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,314,757
		2,405,094
	Minnesota — 0.4%
3,026,210	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,282,940
	Nevada — 0.2%
1,454,437	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,173,868
	Ohio — 0.2%
1,193,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,034,617
	Louisiana — 0.0%
335,542	Louisiana Housing Corp., 2.875%, 11/1/38	290,882
	Total Municipal Bonds	$32,910,342
	Commercial Mortgage-Backed Securities — 4.6%
2,990,186	BBCMS Mortgage Trust, Ser 2024-5C27, Class A2, 5.550%, 7/15/57	3,091,263
3,000,000	BMO Mortgage Trust, Ser 2024-5C7, Class A2, 5.092%, 11/15/57	3,070,301
780,000	BX Trust, Ser 2025-VLT7, Class A, 144a, (TSFR1M + 1.700%), 5.850%, 7/15/44(A)	781,950
380,000	BX Trust, Ser 2025-VLT7, Class B, 144a, (TSFR1M + 2.000%), 6.150%, 7/15/44(A)	381,425
15,057	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	14,198
2,850,000	CHI Commercial Mortgage Trust, Ser 2025-SFT, Class A, 144a, 5.665%, 4/15/42(A)(B)	2,922,062
2,985,000	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,708,635
3,000,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,679,511
22,744	FREMF Mortgage Trust, Ser 2015-K51, Class B, 144a, 4.175%, 10/25/48(A)(B)	22,674
2,075,000	FREMF Mortgage Trust, Ser 2016-K52, Class B, 144a, 4.145%, 1/25/49(A)(B)	2,067,213
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.224%, 7/25/50(A)(B)	1,437,682
2,545,000	FREMF Mortgage Trust, Ser 2017-K66, Class B, 144a, 4.175%, 7/25/27(A)(B)	2,525,541
525,000	FREMF Mortgage Trust, Ser 2017-K69, Class B, 144a, 3.854%, 10/25/49(A)(B)	516,036
2,372,835	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	1,970,534
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,263,347
2,185,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,942,534
	Total Commercial Mortgage-Backed Securities	$28,394,906
	Non-Agency Collateralized Mortgage Obligations — 0.0%
341,202	Virginia Housing Development Auth., Revenue, Ser 2013-B, Class A, 2.750%, 4/25/42	256,671

Touchstone US Quality Bond Fund (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 0.7%
4,382,587	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	$ 4,382,587
	Total Investment Securities—99.3% (Cost $641,067,102)	$609,508,386
	Other Assets in Excess of Liabilities — 0.7%	4,187,213
	Net Assets — 100.0%	$613,695,599
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ABS – Asset-Backed Security
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $76,455,440 or 12.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$159,913,269	$—	$159,913,269
U.S. Government Agency Obligations	—	131,102,611	—	131,102,611
U.S. Government Mortgage-Backed Obligations	—	98,874,479	—	98,874,479
Agency Collateralized Mortgage Obligations	—	65,678,417	—	65,678,417
U.S. Treasury Obligations	—	48,895,374	—	48,895,374
Asset-Backed Securities	—	39,099,730	—	39,099,730
Municipal Bonds	—	32,910,342	—	32,910,342
Commercial Mortgage-Backed Securities	—	28,394,906	—	28,394,906
Non-Agency Collateralized Mortgage Obligations	—	256,671	—	256,671
Short-Term Investment Fund	4,382,587	—	—	4,382,587
Total	$4,382,587	$605,125,799	$—	$609,508,386
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2025
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund
Assets
Investments, at cost	$276,075,374	$883,468,043	$1,983,244,460	$109,025,513	$3,922,898,723	$411,127,658
Investments, at market value *	$268,602,493	$886,002,304	$2,417,820,511	$108,195,136	$5,285,535,353	$554,348,602
Cash	2,544,674	1,357,742	512,336	—	2,943,090	77,158
Cash deposits held at prime broker (A)	648,816	1,800,051	—	—	—	—
Foreign currency †	—	1,412,886	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	20,184	—	—	—	—
Dividends and interest receivable	2,368,364	11,030,261	1,974,684	1,731,843	2,278,899	930,589
Receivable for capital shares sold	902,478	2,676,029	435,440	1,279	5,163,235	202,572
Receivable for investments sold	2,145,784	3,867,468	—	236,420	—	—
Receivable for variation margin on futures contracts	117,312	—	—	—	—	—
Receivable for securities lending income	1,177	4,395	—	262	—	—
Tax reclaim receivable	—	—	—	—	—	—
Other assets	—	1,810	—	—	10,998	—
Total Assets	277,331,098	908,173,130	2,420,742,971	110,164,940	5,295,931,575	555,558,921

Liabilities
Written options, at market value ‡	—	12,400	—	—	—	—
Dividends payable	—	—	—	—	—	—
Securities sold short**	—	72,946	—	—	—	—
Payable for return of collateral for securities on loan	334,498	6,167,072	—	1,527,748	—	—
Deferred foreign capital gains tax	—	—	—	—	—	—
Payable for capital shares redeemed	299,456	1,624,333	1,315,949	204	9,238,444	507,475
Payable for investments purchased	4,110,014	19,018,584	16,756,298	1,215,967	—	—
Payable to Investment Adviser	66,437	353,063	1,024,256	41,987	2,840,639	314,645
Payable to other affiliates	45,980	140,222	683,202	13,636	701,257	64,802
Payable to Trustees	15,658	15,658	15,658	15,658	15,658	15,658
Payable for professional services	38,011	56,685	44,762	31,207	68,660	28,958
Payable for reports to shareholders	4,830	9,998	38,038	1,768	122,780	14,443
Payable for transfer agent services	57,739	150,392	414,693	10,283	883,911	53,587
Payable for variation margin on swap agreements	—	252,580	—	—	—	—
Other accrued expenses and liabilities	23,047	41,864	27,635	14,117	92,741	20,419
Total Liabilities	4,995,670	27,915,797	20,320,491	2,872,575	13,964,090	1,019,987
Net Assets	$272,335,428	$880,257,333	$2,400,422,480	$107,292,365	$5,281,967,485	$554,538,934
Net assets consist of:
Par value	284,481	951,715	1,189,035	138,141	940,005	229,044
Paid-in capital	406,034,057	965,743,434	1,876,061,018	130,023,697	3,826,486,397	397,364,859
Distributable earnings (deficit)	(133,983,110)	(86,437,816)	523,172,427	(22,869,473)	1,454,541,083	156,945,031
Net Assets	$272,335,428	$880,257,333	$2,400,422,480	$107,292,365	$5,281,967,485	$554,538,934
*Includes market value of securities on loan of:	$321,751	$5,951,804	$—	$1,464,419	$—	$—
†Cost of foreign currency:	$—	$1,412,150	$—	$—	$—	$—
‡Premiums received from written options:	$—	$12,200	$—	$—	$—	$—
**Proceeds received for securities sold short:	$—	$82,281	$—	$—	$—	$—
(A)	Represents segregated cash for futures contracts, swap agreement, and/or securities sold short.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Continued)
Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund	Touchstone US Quality Bond Fund

$75,508,661	$1,492,024,163	$223,431,317	$156,569,987	$847,244,245	$641,067,102
$102,642,995	$2,567,771,657	$263,902,791	$185,789,120	$846,633,949	$609,508,386
2	222,833	69	32,266	26,845	11
—	—	—	—	—	—
13,345	—	—	—	—	—
—	—	—	—	—	—
66,596	204,572	236,004	286,005	4,865,732	4,440,076
2,105,768	699,384	144,208	27,594	4,871,025	748,125
6,993,610	—	2,549,618	—	7,404	—
—	—	—	—	—	—
181	8,869	—	—	—	—
83,457	—	—	—	—	—
—	819	—	—	—	—
111,905,954	2,568,908,134	266,832,690	186,134,985	856,404,955	614,696,598

—	—	—	—	—	—
—	—	—	—	122,877	—
—	—	—	—	—	—
—	15,005,072	—	—	—	—
862,774	—	—	—	—	—
37,999	1,484,264	400,217	1,527,563	4,767,665	659,862
1,041,219	—	—	—	14,949,831	—
46,867	1,197,802	152,443	107,691	105,917	126,233
13,809	517,064	34,142	27,217	143,271	71,611
15,658	15,658	15,658	15,658	15,658	15,658
36,689	44,558	26,248	27,308	39,776	35,456
3,565	26,772	21,358	4,739	7,511	3,779
33,798	375,940	48,313	27,467	93,789	68,223
—	—	—	—	—	—
33,539	43,960	12,080	10,276	63,339	20,177
2,125,917	18,711,090	710,459	1,747,919	20,309,634	1,000,999
$109,780,037	$2,550,197,044	$266,122,231	$184,387,066	$836,095,321	$613,695,599

119,850	1,201,842	178,066	45,439	904,365	670,261
91,831,416	1,491,979,159	228,957,461	155,765,155	947,706,997	667,691,705
17,828,771	1,057,016,043	36,986,704	28,576,472	(112,516,041)	(54,666,367)
$109,780,037	$2,550,197,044	$266,122,231	$184,387,066	$836,095,321	$613,695,599
$—	$14,435,388	$—	$—	$—	$—
$13,196	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

Statements of Assets and Liabilities  (Continued)
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund	Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$111,239,573	$126,498,407	$1,552,004,441	$10,458,121	$156,499,881	$14,986,208
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	11,603,062	13,880,937	76,795,465	1,391,085	2,841,611	630,314
Net asset value price per share*	$9.59	$9.11	$20.21	$7.52	$55.07	$23.78
Maximum sales charge - Class A shares	3.25%	3.25%	5.00%	3.25%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$9.91	$9.42	$21.27	$7.77	$57.97	$25.03

Pricing of Class C Shares
Net assets applicable to Class C shares	$2,126,806	$31,634,313	$131,525,264	$313,464	$69,865,399	$914,357
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	245,944	3,629,457	6,561,039	41,890	1,413,092	40,824
Net asset value and offering price per share**	$8.65	$8.72	$20.05	$7.48	$49.44	$22.40

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$—	$—

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$36,712,930	$619,673,901	$704,688,450	$18,187,687	$3,744,598,936	$133,000,234
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	3,832,716	66,725,359	34,941,621	2,332,391	66,551,571	5,528,267
Net asset value, offering price and redemption price per share	$9.58	$9.29	$20.17	$7.80	$56.27	$24.06

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—	$34,955,239	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—	639,842	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—	$54.63	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$122,256,119	$102,448,101	$3,479,804	$78,333,093	$579,697,163	$405,638,135
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	12,766,406	10,935,440	172,678	10,048,762	10,255,805	16,705,025
Net asset value, offering price and redemption price per share	$9.58	$9.37	$20.15	$7.80	$56.52	$24.28

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$—	$2,611	$8,724,521	$—	$696,350,867	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	279	432,661	—	12,298,610	—
Net asset value, offering price and redemption price per share	$—	$9.37	$20.16	$—	$56.62	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Ultra Short Duration Fixed Income Fund and US Quality Bond Fund. There is no sales load on subscriptions of $500,000 or more for Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Ultra Short Duration Fixed Income Fund and US Quality Bond Fund. Redemptions that were part of a $500,000 or $1million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Continued)
Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund	Touchstone US Quality Bond Fund

$8,635,613	$454,913,976	$36,655,129	$25,158,905	$138,022,920	$14,456,937
948,346	23,479,515	2,503,124	626,289	14,934,274	1,581,157
$9.11	$19.37	$14.64	$40.17	$9.24	$9.14
5.00%	5.00%	5.00%	5.00%	2.00%	3.25%
$9.59	$20.39	$15.41	$42.28	$9.43	$9.45

$874,520	$16,825,553	$1,667,927	$449,107	$6,135,987	$1,269,405
94,769	885,065	132,480	11,961	663,385	138,922
$9.23	$19.01	$12.59	$37.55	$9.25	$9.14

$—	$—	$—	$—	$26,133,791	$—
—	—	—	—	2,826,161	—
$—	$—	$—	$—	$9.25	$—

$82,170,837	$709,761,088	$196,196,454	$40,806,498	$513,040,689	$301,317,968
8,971,164	32,272,349	13,059,979	1,007,030	55,481,255	32,907,532
$9.16	$21.99	$15.02	$40.52	$9.25	$9.16

$—	$257,743,507	$—	$—	$39,483,870	$—
—	13,291,785	—	—	4,270,676	—
$—	$19.39	$—	$—	$9.25	$—

$2,252,849	$761,972,905	$31,602,721	$117,972,556	$113,278,064	$264,417,433
245,381	34,499,348	2,111,038	2,898,629	12,260,797	28,877,565
$9.18	$22.09	$14.97	$40.70	$9.24	$9.16

$15,846,218	$348,980,015	$—	$—	$—	$32,233,856
1,725,318	15,756,157	—	—	—	3,520,908
$9.18	$22.15	$—	$—	$—	$9.15

Statements of Operations For the Year Ended September 30, 2025
	Touchstone Active Bond Fund	Touchstone Ares Credit Opportunities Fund	Touchstone Dividend Equity Fund	Touchstone High Yield Fund
Investment Income
Dividends*	$179,294	$1,410,299	$59,458,699	$58,453
Interest	12,000,486	60,766,861	—	7,343,994
Income from securities loaned	1,731	76,155	—	2,154
Total Investment Income	12,181,511	62,253,315	59,458,699	7,404,601
Expenses
Investment advisory fees	939,086	4,397,252	12,332,078	579,586
Administration fees	347,428	1,022,788	3,165,303	141,697
Compliance fees and expenses	4,031	4,031	4,031	4,031
Custody fees	46,225	57,823	15,411	37,298
Professional fees	48,855	91,443	103,756	38,341
Transfer Agent fees, Class A	117,083	96,480	1,224,126	14,183
Transfer Agent fees, Class C	2,152	27,164	146,893	460
Transfer Agent fees, Class S	—	—	—	—
Transfer Agent fees, Class Y	31,746	452,224	530,663	22,215
Transfer Agent fees, Class Z	—	—	—	—
Transfer Agent fees, Institutional Class	18,784	42,370	597	321
Transfer Agent fees, Class R6	—	6	857	—
Registration fees, Class A	16,580	18,351	25,845	11,988
Registration fees, Class C	13,764	17,007	16,841	6,359
Registration fees, Class S	—	—	—	—
Registration fees, Class Y	14,811	82,433	20,829	11,091
Registration fees, Class Z	—	—	—	—
Registration fees, Institutional Class	13,505	15,117	3,714	12,423
Registration fees, Class R6	—	3,835	6,868	—
Interest expense on securities sold short	—	32,640	—	—
Reports to Shareholders, Class A	11,094	17,934	64,275	3,809
Reports to Shareholders, Class C	2,708	5,589	8,961	2,388
Reports to Shareholders, Class S	—	—	—	—
Reports to Shareholders, Class Y	4,569	48,211	25,524	3,187
Reports to Shareholders, Class Z	—	—	—	—
Reports to Shareholders, Institutional Class	3,115	5,334	1,936	2,357
Reports to Shareholders, Class R6	—	2,735	2,079	—
Shareholder servicing fees, Class Z	—	—	—	—
Distribution and shareholder servicing expenses, Class A	281,190	303,857	3,782,279	27,962
Distribution and shareholder servicing expenses, Class C	21,844	296,163	1,616,881	3,559
Distribution expenses, Class S	—	—	—	—
Trustee fees	32,238	32,238	32,238	32,238
Other expenses	115,119	121,154	250,183	43,083
Total Expenses	2,085,927	7,194,179	23,382,168	998,576
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(361,373)	(727,962)	(446,171)	(181,221)
Fees recouped by the Adviser	—	—	—	—
Net Expenses	1,724,554	6,466,217	22,935,997	817,355
Net Investment Income (Loss)	10,456,957	55,787,098	36,522,702	6,587,246
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	(1,290,944)	(2,591,316)	104,799,688	(290,269)
Net realized losses on written options	—	(16,521)	—	—
Net realized gains on futures contracts	253,799	—	—	—
Net realized losses on swap agreements	(193,249)	(18,230)	—	—
Net realized losses on forward foreign currency contracts	—	(881,057)	—	—
Net realized gains (losses) on foreign currency transactions	(16)	28,735	—	—
Net change in unrealized appreciation (depreciation) on investments†	86,219	(1,257,567)	97,354,604	58,668
Net change in unrealized appreciation (depreciation) on securities sold short	—	9,335	—	—
Net change in unrealized appreciation (depreciation) on written options	—	(200)	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	(201,677)	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	(151)	(1,284)	—	—
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	124,099	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	5	100,784	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(1,346,014)	(4,503,222)	202,154,292	(231,601)
Change in Net Assets Resulting from Operations	$9,110,943	$51,283,876	$238,676,994	$6,355,645
*Net of foreign tax withholding of:	$—	$—	$—	$—
†Includes increase in deferred foreign capital gain tax of:	$—	$—	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $4,596 for the Sands Capital International Growth Equity Fund.
(C)	Net realized gains on investments includes the realized gains of $210,147,447, $25,821,582, $252,457,022, $8,478,958 and $8,594,485 for the Mid Cap Fund, the Mid Cap Value Fund, the Sand Capital Select Growth Fund, the Small Cap Fund and the Small Cap Value Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Continued)
Touchstone Mid Cap Fund	Touchstone Mid Cap Value Fund	Touchstone Sands Capital International Growth Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Small Cap Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund	Touchstone US Quality Bond Fund

$63,737,384	$10,593,657	$751,065	$7,327,533	$3,112,514	$3,585,982	$103,392	$292,715
36,264	—	—	347	—	—	37,803,658	25,048,272
3,329	—	1,134	67,987	—	1,119	—	—
63,776,977	10,593,657	752,199	7,395,867	3,112,514	3,587,101	37,907,050	25,340,987

36,498,055	4,104,383	679,538	15,105,127	2,315,809	1,650,196	1,260,018	1,496,177
7,579,453	768,769	139,843	3,247,513	366,334	260,838	970,110	800,433
4,031	4,031	4,031	4,031	4,031	4,031	4,031	4,031
38,666	12,577	18,609	19,133	5,944	12,253	90,312	22,772
208,565	45,355	56,544	105,969	34,177	33,448	60,849	51,522
176,612	22,797	10,019	363,441	46,610	21,193	74,305	20,240
70,829	1,339	1,241	18,375	2,209	511	2,609	1,349
—	—	—	—	—	—	16,003	—
4,263,622	135,367	76,979	551,350	215,059	33,926	219,662	211,290
58,039	—	—	339,903	—	—	36,758	—
392,809	116,275	1,591	344,393	10,020	50,663	31,283	138,836
2,977	—	28	266	—	—	—	71
18,153	13,063	9,257	20,016	21,363	14,293	21,622	16,045
16,923	11,116	8,336	14,088	6,931	6,293	11,645	9,337
—	—	—	—	—	—	12,405	—
72,084	16,071	20,996	25,653	23,572	17,081	146,713	33,239
13,418	—	—	15,091	—	—	15,181	—
27,960	22,424	5,838	22,886	10,713	19,587	14,835	18,925
25,771	—	4,185	19,313	—	—	—	7,608
—	—	—	—	—	—	—	—
7,647	6,987	2,712	31,152	21,418	4,560	5,666	4,508
5,271	2,605	2,161	3,123	2,760	2,521	1,530	2,540
—	—	—	—	—	—	3,856	—
314,674	—	9,498	33,718	72,797	5,890	13,336	11,021
3,262	—	—	16,637	—	—	3,314	—
18,903	37,468	1,965	16,222	3,112	10,278	1,776	4,951
39,813	—	1,800	5,954	—	—	—	2,523
101,213	—	—	589,523	—	—	97,856	—
407,634	38,051	22,164	1,037,791	89,112	61,527	246,116	37,434
755,062	12,979	9,115	170,201	16,066	4,350	40,757	12,501
—	—	—	—	—	—	136,399	—
32,238	32,238	32,238	32,238	32,238	32,238	32,238	32,238
1,124,657	187,675	81,014	972,818	70,240	83,901	89,522	61,033
52,278,341	5,591,570	1,199,702	23,125,925	3,370,515	2,329,578	3,660,707	3,000,624
(46,151)	(415,312)	(245,822)	(1,200,542)	(542,905)	(241,469)	(295,549)	(229,044)
—	—	—	—	—	—	—	8,300
52,232,190	5,176,258	953,880	21,925,383	2,827,610	2,088,109	3,365,158	2,779,880
11,544,787	5,417,399	(201,681)	(14,529,516)	284,904	1,498,992	34,541,892	22,561,107

333,811,516	44,350,025	1,265,661	473,835,653	5,171,097	11,417,624	171,079	(4,752,646)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	3,408	—	—	—	—	—
(371,175,678)	(20,517,858)	8,735,825	253,265,889	(8,441,220)	(2,965,666)	1,347,480	(1,768,488)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	24,176	—	—	—	—	—
(37,364,162)	23,832,167	10,029,070	727,101,542	(3,270,123)	8,451,958	1,518,559	(6,521,134)
$(25,819,375)	$29,249,566	$9,827,389	$712,572,026	$(2,985,219)	$9,950,950	$36,060,451	$16,039,973
$—	$2	$99,641	$139,155	$—	$—	$—	$—
$—	$—	$730,489	$—	$—	$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Active Bond Fund		Touchstone Ares Credit Opportunities Fund		Touchstone Dividend Equity Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025(A)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
From Operations
Net investment income	$10,456,957	$10,068,887	$55,787,098	$37,802,794	$36,522,702	$44,439,487
Net realized gains (losses) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(1,230,410)	(5,868,919)	(3,478,389)	(7,523,581)	104,799,688	130,992,842
Net change in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(115,604)	25,934,255	(1,024,833)	30,023,868	97,354,604	448,769,236
Change in Net Assets from Operations	9,110,943	30,134,223	51,283,876	60,303,081	238,676,994	624,201,565

Distributions to Shareholders:
Distributed earnings, Class A	(4,344,657)	(4,459,357)	(8,966,521)	(9,246,400)	(100,675,436)	(68,723,644)
Distributed earnings, Class C	(79,155)	(97,190)	(2,113,335)	(1,782,625)	(10,824,082)	(12,360,172)
Distributed earnings, Class Y	(1,672,920)	(1,895,734)	(39,674,777)	(23,953,726)	(46,542,165)	(34,119,389)
Distributed earnings, Class Z	—	—	—	—	—	—
Distributed earnings, Institutional Class	(4,450,994)	(3,431,408)	(6,662,473)	(2,983,154)	(204,975)	(105,264)
Distributed earnings, Class R6	—	—	(79)	—	(672,557)	(134,254)
Total Distributions	(10,547,726)	(9,883,689)	(57,417,185)	(37,965,905)	(158,919,215)	(115,442,723)
Change in Net Assets from Share Transactions(B)	10,216,577	(8,295,198)	263,033,689	255,423,069	(205,378,945)	(388,991,315)

Total Increase (Decrease) in Net Assets	8,779,794	11,955,336	256,900,380	277,760,245	(125,621,166)	119,767,527

Net Assets
Beginning of period	263,555,634	251,600,298	623,356,953	345,596,708	2,526,043,646	2,406,276,119
End of period	$272,335,428	$263,555,634	$880,257,333	$623,356,953	$2,400,422,480	$2,526,043,646
(A)	Represents the period from commencement of operations (May 19, 2025) through September 30, 2025 for Class R6 shares.
(B)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone High Yield Fund		Touchstone Mid Cap Fund		Touchstone Mid Cap Value Fund
For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024

$6,587,246	$6,273,419	$11,544,787	$14,915,806	$5,417,399	$6,240,286
(290,269)	(65,630)	333,811,516	184,440,434	44,350,025	84,218,718
58,668	7,099,725	(371,175,678)	954,801,639	(20,517,858)	43,415,431
6,355,645	13,307,514	(25,819,375)	1,154,157,879	29,249,566	133,874,435

(685,267)	(707,448)	(3,796,542)	(1,041,503)	(791,011)	(265,672)
(19,583)	(23,596)	(1,936,283)	(488,588)	(82,626)	(44,228)
(1,148,341)	(1,168,613)	(103,709,789)	(33,202,497)	(8,631,283)	(6,087,273)
—	—	(982,189)	(304,095)	—	—
(4,752,181)	(4,417,000)	(18,401,276)	(5,518,854)	(21,546,637)	(6,531,520)
—	—	(18,722,741)	(7,734,788)	—	—
(6,605,372)	(6,316,657)	(147,548,820)	(48,290,325)	(31,051,557)	(12,928,693)
916,438	(1,039,081)	(629,801,445)	435,390,499	(56,603,299)	(205,369,656)

666,711	5,951,776	(803,169,640)	1,541,258,053	(58,405,290)	(84,423,914)

106,625,654	100,673,878	6,085,137,125	4,543,879,072	612,944,224	697,368,138
$107,292,365	$106,625,654	$5,281,967,485	$6,085,137,125	$554,538,934	$612,944,224

Statements of Changes in Net Assets (Continued)
	Touchstone Sands Capital International Growth Equity Fund		Touchstone Sands Capital Select Growth Fund		Touchstone Small Cap Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
From Operations
Net investment income (loss)	$(201,681)	$(113,424)	$(14,529,516)	$(16,990,003)	$284,904	$561,470
Net realized gains (losses) on investments and foreign currency transactions	1,269,069	13,027,097	473,835,653	495,208,316	5,171,097	5,832,294
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	8,760,001	4,266,254	253,265,889	369,768,902	(8,441,220)	29,610,226
Change in Net Assets from Operations	9,827,389	17,179,927	712,572,026	847,987,215	(2,985,219)	36,003,990

Distributions to Shareholders:
Distributed earnings, Class A	(806,209)	(303,567)	—	—	(388,246)	(336,428)
Distributed earnings, Class C	(84,381)	(11,058)	—	—	(20,748)	(9,828)
Distributed earnings, Class S	—	—	—	—	—	—
Distributed earnings, Class Y	(6,720,733)	(670,405)	—	—	(2,801,356)	(3,207,156)
Distributed earnings, Class Z	—	—	—	—	—	—
Distributed earnings, Institutional Class	(225,618)	(142)	—	—	(557,524)	(1,293,778)
Distributed earnings, Class R6	(1,736,626)	(688,890)	—	—	—	—
Total Distributions	(9,573,567)	(1,674,062)	—	—	(3,767,874)	(4,847,190)
Change in Net Assets from Share Transactions(A)	474,597	57,608,911	(620,504,696)	(688,966,686)	(3,422,437)	114,871,848

Total Increase (Decrease) in Net Assets	728,419	73,114,776	92,067,330	159,020,529	(10,175,530)	146,028,648

Net Assets
Beginning of period	109,051,618	35,936,842	2,458,129,714	2,299,109,185	276,297,761	130,269,113
End of period	$109,780,037	$109,051,618	$2,550,197,044	$2,458,129,714	$266,122,231	$276,297,761
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Small Cap Value Fund		Touchstone Ultra Short Duration Fixed Income Fund		Touchstone US Quality Bond Fund
For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024

$1,498,992	$1,116,790	$34,541,892	$25,875,705	$22,561,107	$19,866,168
11,417,624	5,901,416	171,079	35,796	(4,752,646)	(6,212,149)
(2,965,666)	24,985,942	1,347,480	8,513,230	(1,768,488)	49,507,098
9,950,950	32,004,148	36,060,451	34,424,731	16,039,973	63,161,117

(79,046)	(127,358)	(4,640,049)	(3,949,251)	(531,770)	(535,441)
—	(1,388)	(228,275)	(160,379)	(35,700)	(37,638)
—	—	(1,235,039)	(1,550,310)	—	—
(251,007)	(222,106)	(21,826,156)	(11,746,112)	(10,688,413)	(9,267,380)
—	—	(1,864,903)	(2,009,557)	—	—
(925,649)	(354,784)	(5,641,516)	(5,905,532)	(10,733,346)	(9,610,376)
—	—	—	—	(1,128,209)	(968,242)
(1,255,702)	(705,636)	(35,435,938)	(25,321,141)	(23,117,438)	(20,419,077)
(41,180,474)	73,261,045	317,357,862	22,269,748	19,668,106	38,090,671

(32,485,226)	104,559,557	317,982,375	31,373,338	12,590,641	80,832,711

216,872,292	112,312,735	518,112,946	486,739,608	601,104,958	520,272,247
$184,387,066	$216,872,292	$836,095,321	$518,112,946	$613,695,599	$601,104,958

Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Active Bond Fund				Touchstone Ares Credit Opportunities Fund
	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2025(A)		For the Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	670,474	$6,318,034	678,984	$6,303,026	2,490,566	$22,631,562	1,846,354	$16,633,390
Reinvestment of distributions	419,631	3,949,855	437,608	4,048,880	893,680	8,098,999	919,894	8,247,638
Cost of Shares redeemed	(1,850,540)	(17,413,088)	(2,284,827)	(21,057,071)	(2,560,173)	(23,260,683)	(2,450,577)	(21,945,240)
Change from Class A Share Transactions	(760,435)	(7,145,199)	(1,168,235)	(10,705,165)	824,073	7,469,878	315,671	2,935,788
Class C
Proceeds from Shares issued	54,982	469,584	61,954	523,807	1,451,695	12,672,160	1,536,650	13,266,615
Reinvestment of distributions	9,293	79,058	11,541	96,807	237,107	2,059,014	200,217	1,727,300
Cost of Shares redeemed	(115,280)	(981,333)	(182,890)	(1,520,689)	(1,240,396)	(10,713,104)	(641,468)	(5,509,999)
Change from Class C Share Transactions	(51,005)	(432,691)	(109,395)	(900,075)	448,406	4,018,070	1,095,399	9,483,916
Class Y
Proceeds from Shares issued	940,493	8,855,478	959,038	8,828,524	44,492,523	411,566,580	30,205,410	276,673,694
Reinvestment of distributions	177,637	1,670,255	199,704	1,845,784	4,289,805	39,597,516	2,615,812	23,894,780
Cost of Shares redeemed	(1,840,205)	(17,351,455)	(2,105,874)	(19,389,099)	(25,449,466)	(233,574,435)	(13,131,818)	(119,197,235)
Change from Class Y Share Transactions	(722,075)	(6,825,722)	(947,132)	(8,714,791)	23,332,862	217,589,661	19,689,404	181,371,239
Institutional Class
Proceeds from Shares issued	3,750,251	35,271,984	3,901,465	35,954,776	3,942,969	36,744,591	6,747,572	62,470,117
Reinvestment of distributions	415,913	3,912,083	338,451	3,131,114	715,605	6,662,371	323,065	2,983,042
Cost of Shares redeemed	(1,550,104)	(14,563,878)	(2,967,031)	(27,061,057)	(1,013,661)	(9,453,461)	(409,826)	(3,821,033)
Change from Institutional Class Share Transactions	2,616,060	24,620,189	1,272,885	12,024,833	3,644,913	33,953,501	6,660,811	61,632,126
Class R6
Proceeds from Shares issued	—	—	—	—	270	2,500	—	—
Reinvestment of distributions	—	—	—	—	9	79	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	279	2,579	—	—
Change from Share Transactions	1,082,545	$10,216,577	(951,877)	$(8,295,198)	28,250,533	$263,033,689	27,761,285	$255,423,069
(A)	Represents the period from commencement of operations (May 19, 2025) through September 30, 2025 for Class R6 shares.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Dividend Equity Fund				Touchstone High Yield Fund
For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

5,587,779	$104,662,255	8,925,262	$155,570,756	47,794	$357,915	649,688	$4,770,576
4,578,680	85,442,672	3,301,241	57,549,923	82,868	618,019	87,356	641,411
(14,430,658)	(271,178,990)	(18,898,577)	(329,539,414)	(315,285)	(2,358,324)	(762,483)	(5,606,590)
(4,264,199)	(81,074,063)	(6,672,074)	(116,418,735)	(184,623)	(1,382,390)	(25,439)	(194,603)

188,852	3,518,291	245,772	4,282,780	10,907	81,875	3,790	27,487
567,707	10,474,740	697,120	11,897,105	2,055	15,264	2,533	18,519
(5,672,978)	(105,324,395)	(11,067,075)	(190,895,162)	(24,104)	(177,176)	(37,539)	(270,822)
(4,916,419)	(91,331,364)	(10,124,183)	(174,715,277)	(11,142)	(80,037)	(31,216)	(224,816)

3,256,445	60,688,278	3,001,739	52,088,617	259,001	2,003,350	759,211	5,783,556
1,987,850	37,046,219	1,557,419	27,125,354	147,996	1,143,731	152,884	1,160,546
(6,878,277)	(129,308,458)	(10,718,919)	(185,956,940)	(539,810)	(4,160,057)	(1,065,064)	(8,119,251)
(1,633,982)	(31,573,961)	(6,159,761)	(106,742,969)	(132,813)	(1,012,976)	(152,969)	(1,175,149)

28,205	558,595	49,079	909,302	58,313	446,448	303,250	2,305,316
5,621	104,720	3,910	68,175	615,061	4,752,181	581,429	4,412,663
(14,937)	(282,506)	(26,679)	(460,354)	(234,576)	(1,806,788)	(810,773)	(6,162,492)
18,889	380,809	26,310	517,123	438,798	3,391,841	73,906	555,487

20,767	389,335	514,750	9,149,376	—	—	—	—
27,538	512,479	5,772	104,697	—	—	—	—
(147,254)	(2,682,180)	(50,557)	(885,530)	—	—	—	—
(98,949)	(1,780,366)	469,965	8,368,543	—	—	—	—
(10,894,660)	$(205,378,945)	(22,459,743)	$(388,991,315)	110,220	$916,438	(135,718)	$(1,039,081)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Mid Cap Fund				Touchstone Mid Cap Value Fund
	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	484,968	$26,306,553	760,684	$39,113,589	109,742	$2,496,412	105,472	$2,310,648
Proceeds from Shares issued in connection with merger	—	—	—	—	—	—	—	—
Reinvestment of distributions	58,080	3,324,759	17,917	900,468	28,838	675,667	10,515	228,631
Cost of Shares redeemed	(730,176)	(39,591,971)	(609,166)	(31,546,483)	(179,910)	(4,128,128)	(165,024)	(3,612,114)
Change from Class A Share Transactions	(187,128)	(9,960,659)	169,435	8,467,574	(41,330)	(956,049)	(49,037)	(1,072,835)
Class C
Proceeds from Shares issued	155,149	7,611,644	322,608	15,232,706	3,429	74,648	7,026	143,254
Proceeds from Shares issued in connection with merger	—	—	—	—	—	—	—	—
Reinvestment of distributions	35,926	1,858,453	10,095	460,113	3,636	80,783	2,086	43,134
Cost of Shares redeemed	(385,753)	(18,893,663)	(402,970)	(18,605,831)	(45,287)	(969,519)	(83,597)	(1,735,108)
Change from Class C Share Transactions	(194,678)	(9,423,566)	(70,267)	(2,913,012)	(38,222)	(814,088)	(74,485)	(1,548,720)
Class Y
Proceeds from Shares issued	13,940,467	773,970,587	21,155,459	1,110,332,388	321,958	7,433,969	1,531,310	33,772,314
Proceeds from Shares issued in connection with merger	—	—	—	—	—	—	—	—
Reinvestment of distributions	1,671,971	97,234,748	597,357	30,830,297	359,518	8,505,999	275,686	6,045,932
Cost of Shares redeemed	(23,425,080)	(1,292,540,740)	(15,439,210)	(809,672,304)	(2,310,890)	(52,725,196)	(10,636,684)	(244,840,863)
Change from Class Y Share Transactions	(7,812,642)	(421,335,405)	6,313,606	331,490,381	(1,629,414)	(36,785,228)	(8,829,688)	(205,022,617)
Class Z
Proceeds from Shares issued	45,720	2,453,155	152,557	7,753,135	—	—	—	—
Reinvestment of distributions	17,102	972,047	6,046	301,347	—	—	—	—
Cost of Shares redeemed	(240,927)	(13,007,666)	(227,043)	(11,698,050)	—	—	—	—
Change from Class Z Share Transactions	(178,105)	(9,582,464)	(68,440)	(3,643,568)	—	—	—	—
Institutional Class
Proceeds from Shares issued	13,284,987	729,408,970	7,625,494	407,961,351	7,686,329	175,787,984	9,671,326	214,763,056
Proceeds from Shares issued in connection with merger	—	—	—	—	—	—	—	—
Reinvestment of distributions	291,713	17,022,757	96,043	4,982,269	634,176	15,129,535	250,359	5,531,892
Cost of Shares redeemed	(15,995,090)	(879,593,891)	(4,991,936)	(264,305,385)	(8,960,630)	(208,965,453)	(9,759,836)	(218,020,432)
Change from Institutional Class Share Transactions	(2,418,390)	(133,162,164)	2,729,601	148,638,235	(640,125)	(18,047,934)	161,849	2,274,516
Class R6
Proceeds from Shares issued	3,216,670	180,443,499	3,214,864	168,633,597	—	—	—	—
Reinvestment of distributions	86,485	5,052,259	28,590	1,486,549	—	—	—	—
Cost of Shares redeemed	(4,157,820)	(231,832,945)	(4,089,648)	(216,769,257)	—	—	—	—
Change from Class R6 Share Transactions	(854,665)	(46,337,187)	(846,194)	(46,649,111)	—	—	—	—
Change from Share Transactions	(11,645,608)	$(629,801,445)	8,227,741	$435,390,499	(2,349,091)	$(56,603,299)	(8,791,361)	$(205,369,656)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Sands Capital International Growth Equity Fund				Touchstone Sands Capital Select Growth Fund
For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

127,383	$1,130,410	166,173	$1,377,317	750,886	$12,261,424	1,377,788	$18,567,086
—	—	148,255	1,228,773	—	—	—	—
90,055	755,562	35,641	284,067	—	—	—	—
(288,617)	(2,530,918)	(351,006)	(2,780,595)	(4,339,965)	(70,751,793)	(7,439,907)	(97,929,768)
(71,179)	(644,946)	(937)	109,562	(3,589,079)	(58,490,369)	(6,062,119)	(79,362,682)

17,520	158,247	2,572	22,340	48,313	788,011	75,841	966,190
—	—	76,681	649,218	—	—	—	—
9,813	83,898	1,386	11,058	—	—	—	—
(44,065)	(387,652)	(25,078)	(211,960)	(420,362)	(6,777,178)	(588,184)	(7,807,387)
(16,732)	(145,507)	55,561	470,656	(372,049)	(5,989,167)	(512,343)	(6,841,197)

1,000,290	8,963,950	1,370,815	11,328,244	4,529,571	83,993,313	3,951,462	58,999,137
—	—	6,283,683	52,177,854	—	—	—	—
775,263	6,527,717	82,239	657,103	—	—	—	—
(1,187,108)	(10,241,047)	(1,321,512)	(10,539,535)	(10,179,020)	(192,977,366)	(17,212,486)	(262,260,275)
588,445	5,250,620	6,415,225	53,623,666	(5,649,449)	(108,984,053)	(13,261,024)	(203,261,138)

—	—	—	—	224,025	3,736,183	956,907	12,075,378
—	—	—	—	—	—	—	—
—	—	—	—	(2,910,982)	(47,812,017)	(4,267,290)	(57,306,038)
—	—	—	—	(2,686,957)	(44,075,834)	(3,310,383)	(45,230,660)

2,081	18,251	48,385	409,551	30,586,428	562,087,270	43,854,917	669,537,156
—	—	288,369	2,398,020	—	—	—	—
25,073	211,612	18	142	—	—	—	—
(108,026)	(952,059)	(10,945)	(91,587)	(47,604,525)	(878,231,944)	(58,948,228)	(871,875,849)
(80,872)	(722,196)	325,827	2,716,126	(17,018,097)	(316,144,674)	(15,093,311)	(202,338,693)

—	—	—	11	1,528,664	28,370,839	3,094,371	45,982,684
206,005	1,736,626	86,314	688,890	—	—	—	—
(625,782)	(5,000,000)	—	—	(6,223,303)	(115,191,438)	(12,488,536)	(197,915,000)
(419,777)	(3,263,374)	86,314	688,901	(4,694,639)	(86,820,599)	(9,394,165)	(151,932,316)
(115)	$474,597	6,881,990	$57,608,911	(34,010,270)	$(620,504,696)	(47,633,345)	$(688,966,686)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Small Cap Fund				Touchstone Small Cap Value Fund
	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,361,568	$20,111,703	1,654,399	$23,564,732	6,343	$235,712	7,142	$250,074
Reinvestment of distributions	23,662	382,029	23,746	322,069	2,045	77,303	3,544	124,284
Cost of Shares redeemed	(737,468)	(10,794,322)	(385,389)	(5,639,071)	(52,578)	(1,970,119)	(45,553)	(1,568,701)
Change from Class A Share Transactions	647,762	9,699,410	1,292,756	18,247,730	(44,190)	(1,657,104)	(34,867)	(1,194,343)
Class C
Proceeds from Shares issued	32,321	415,595	91,933	1,155,623	—	—	2,529	83,541
Reinvestment of distributions	1,461	20,467	832	9,829	—	—	42	1,388
Cost of Shares redeemed	(11,490)	(138,760)	(6,878)	(84,916)	(1,004)	(36,277)	(452)	(15,102)
Change from Class C Share Transactions	22,292	297,302	85,887	1,080,536	(1,004)	(36,277)	2,119	69,827
Class S
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class S Share Transactions	—	—	—	—	—	—	—	—
Class Y
Proceeds from Shares issued	2,615,070	39,249,482	8,687,498	125,057,195	175,240	6,984,155	85,279	2,948,781
Reinvestment of distributions	165,776	2,722,662	227,584	3,165,014	6,557	249,622	6,245	220,390
Cost of Shares redeemed	(3,243,758)	(49,305,748)	(2,149,788)	(31,219,510)	(266,756)	(10,056,320)	(113,798)	(3,863,532)
Change from Class Y Share Transactions	(462,912)	(7,333,604)	6,765,294	97,002,699	(84,959)	(2,822,543)	(22,274)	(694,361)
Class Z
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class Z Share Transactions	—	—	—	—	—	—	—	—
Institutional Class
Proceeds from Shares issued	1,935,104	29,217,868	918,596	13,055,275	1,054,046	40,523,281	3,036,182	106,960,171
Reinvestment of distributions	34,135	556,313	93,132	1,292,343	23,791	908,594	9,443	334,285
Cost of Shares redeemed	(2,375,108)	(35,859,726)	(1,094,412)	(15,806,735)	(2,016,845)	(78,096,425)	(920,272)	(32,214,534)
Change from Institutional Class Share Transactions	(405,869)	(6,085,545)	(82,684)	(1,459,117)	(939,008)	(36,664,550)	2,125,353	75,079,922
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	(198,727)	$(3,422,437)	8,061,253	$114,871,848	(1,069,161)	$(41,180,474)	2,070,331	$73,261,045
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Ultra Short Duration Fixed Income Fund				Touchstone US Quality Bond Fund
For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

8,951,629	$82,626,067	2,309,160	$21,138,198	232,798	$2,098,844	1,029,938	$9,185,312
477,981	4,413,352	407,619	3,738,183	48,024	433,226	46,873	419,243
(3,342,417)	(30,860,784)	(2,197,810)	(20,142,896)	(752,438)	(6,805,805)	(301,361)	(2,677,661)
6,087,193	56,178,635	518,969	4,733,485	(471,616)	(4,273,735)	775,450	6,926,894

452,689	4,181,194	285,039	2,613,314	10,924	98,782	9,419	83,570
22,640	209,233	13,789	126,625	3,959	35,700	3,999	35,633
(273,207)	(2,524,484)	(200,165)	(1,833,623)	(30,212)	(273,621)	(31,843)	(282,048)
202,122	1,865,943	98,663	906,316	(15,329)	(139,139)	(18,425)	(162,845)

17,071	157,556	7,240	65,925	—	—	—	—
129,094	1,192,538	164,548	1,509,024	—	—	—	—
(627,919)	(5,798,978)	(786,731)	(7,203,412)	—	—	—	—
(481,754)	(4,448,884)	(614,943)	(5,628,463)	—	—	—	—

55,878,542	516,007,932	24,872,688	228,242,074	10,489,449	94,691,671	8,983,839	80,096,075
2,317,900	21,412,482	1,196,254	10,979,703	1,131,608	10,225,721	1,002,835	8,954,764
(30,008,729)	(277,204,422)	(20,116,043)	(184,668,395)	(8,879,978)	(80,110,545)	(7,061,017)	(63,128,519)
28,187,713	260,215,992	5,952,899	54,553,382	2,741,079	24,806,847	2,925,657	25,922,320

524,859	4,846,957	294,479	2,697,107	—	—	—	—
201,397	1,859,920	218,947	2,007,883	—	—	—	—
(661,801)	(6,112,859)	(914,159)	(8,375,950)	—	—	—	—
64,455	594,018	(400,733)	(3,670,960)	—	—	—	—

3,970,298	36,642,375	2,912,044	26,704,684	7,992,630	72,288,626	6,657,723	59,126,666
487,077	4,494,994	506,003	4,635,835	979,433	8,847,187	867,782	7,746,984
(4,137,230)	(38,185,211)	(6,569,651)	(59,964,531)	(9,763,836)	(88,111,427)	(7,051,293)	(62,357,972)
320,145	2,952,158	(3,151,604)	(28,624,012)	(791,773)	(6,975,614)	474,212	4,515,678

—	—	—	—	1,347,578	12,175,999	1,038,539	9,233,952
—	—	—	—	34,256	309,533	23,859	213,574
—	—	—	—	(691,584)	(6,235,785)	(958,545)	(8,558,902)
—	—	—	—	690,250	6,249,747	103,853	888,624
34,379,874	$317,357,862	2,403,251	$22,269,748	2,152,611	$19,668,106	4,260,747	$38,090,671

Financial Highlights
Touchstone Active Bond Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$11.23	$0.22	$(0.10)	$0.12	$(0.23)	$ —	$(0.23)	$11.12	1.10%	$186,813	0.90%	0.93%	1.99%	144%(3)
09/30/22	11.12	0.23	(2.04)	(1.81)	(0.25)	(0.03)	(0.28)	9.03	(16.52)	135,000	0.85	0.93	2.20	159
09/30/23	9.03	0.34	(0.13)	0.21	(0.34)	—	(0.34)	8.90	2.29	120,437	0.83	0.97	3.66	146
09/30/24	8.90	0.36	0.74	1.10	(0.35)	—	(0.35)	9.65	12.60	119,251	0.83	0.98	3.86	172
09/30/25	9.65	0.36	(0.06)	0.30	(0.36)	—	(0.36)	9.59	3.30	111,240	0.83	0.97	3.86	171
Class C
09/30/21	$10.30	$0.13	$(0.09)	$0.04	$(0.16)	$ —	$(0.16)	$10.18	0.39%	$9,229	1.64%	1.93%	1.25%	144%(3)
09/30/22	10.18	0.14	(1.87)	(1.73)	(0.18)	(0.03)	(0.21)	8.24	(17.17)	4,667	1.58	1.89	1.46	159
09/30/23	8.24	0.25	(0.11)	0.14	(0.28)	—	(0.28)	8.10	1.65	3,290	1.56	2.15	2.93	146
09/30/24	8.10	0.26	0.67	0.93	(0.29)	—	(0.29)	8.74	11.69	2,595	1.56	2.46	3.13	172
09/30/25	8.74	0.27	(0.05)	0.22	(0.31)	—	(0.31)	8.65	2.62	2,127	1.52	2.44	3.17	171
Class Y
09/30/21	$11.22	$0.25	$(0.10)	$0.15	$(0.26)	$ —	$(0.26)	$11.11	1.35%	$92,882	0.65%	0.70%	2.24%	144%(3)
09/30/22	11.11	0.25	(2.03)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.32)	56,003	0.60	0.68	2.44	159
09/30/23	9.02	0.36	(0.13)	0.23	(0.36)	—	(0.36)	8.89	2.55	48,931	0.58	0.72	3.91	146
09/30/24	8.89	0.38	0.74	1.12	(0.37)	—	(0.37)	9.64	12.89	43,896	0.58	0.74	4.11	172
09/30/25	9.64	0.39	(0.06)	0.33	(0.39)	—	(0.39)	9.58	3.56	36,713	0.58	0.72	4.11	171
Institutional Class
09/30/21	$11.22	$0.26	$(0.10)	$0.16	$(0.27)	$ —	$(0.27)	$11.11	1.43%	$99,607	0.57%	0.61%	2.32%	144%(3)
09/30/22	11.11	0.26	(2.04)	(1.78)	(0.28)	(0.03)	(0.31)	9.02	(16.26)	68,399	0.52	0.59	2.53	159
09/30/23	9.02	0.37	(0.13)	0.24	(0.37)	—	(0.37)	8.89	2.63	78,943	0.50	0.63	3.99	146
09/30/24	8.89	0.39	0.74	1.13	(0.38)	—	(0.38)	9.64	12.98	97,813	0.50	0.64	4.19	172
09/30/25	9.64	0.39	(0.05)	0.34	(0.40)	—	(0.40)	9.58	3.66	122,256	0.50	0.62	4.19	171
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities of the AIG U.S. Government Securities Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ares Credit Opportunities Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Return of capital	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$9.45	$0.47	$1.07	$1.54	$(0.53)	$ —	$—	$(0.53)	$10.46	16.67%	$141,422	1.09%	1.32%	4.45%	135%(4)
09/30/22	10.46	0.47	(1.53)	(1.06)	(0.43)	(0.32)	(0.01)	(0.76)	8.64	(10.60)	115,483	1.07	1.26	4.87	72
09/30/23	8.64	0.67	0.12	0.79	(0.68)	—	—	(0.68)	8.75	9.31	111,502	1.07	1.26	7.59	54
09/30/24	8.75	0.72	0.46	1.18	(0.73)	—	—	(0.73)	9.20	14.07	120,101	1.04	1.19	8.06	49
09/30/25	9.20	0.65	(0.07)	0.58	(0.67)	—	—	(0.67)	9.11	6.60	126,498	1.01	1.11	7.13	47
Class C
09/30/21	$9.18	$0.40	$1.02	$1.42	$(0.47)	$ —	$—	$(0.47)	$10.13	15.79%	$31,605	1.56%	2.17%	3.98%	135%(4)
09/30/22	10.13	0.42	(1.47)	(1.05)	(0.40)	(0.32)	(0.01)	(0.73)	8.35	(11.01)	17,575	1.47	2.05	4.47	72
09/30/23	8.35	0.61	0.11	0.72	(0.64)	—	—	(0.64)	8.43	8.91	17,580	1.47	2.07	7.19	54
09/30/24	8.43	0.66	0.44	1.10	(0.70)	—	—	(0.70)	8.83	13.57	28,086	1.44	2.00	7.66	49
09/30/25	8.83	0.57	(0.06)	0.51	(0.62)	—	—	(0.62)	8.72	6.02	31,634	1.62	1.92	6.52	47
Class Y
09/30/21	$9.57	$0.48	$1.11	$1.59	$(0.55)	$ —	$—	$(0.55)	$10.61	16.98%	$101,613	0.88%	1.07%	4.66%	135%(4)
09/30/22	10.61	0.49	(1.54)	(1.05)	(0.45)	(0.32)	(0.01)	(0.78)	8.78	(10.47)	135,892	0.87	1.02	5.07	72
09/30/23	8.78	0.70	0.12	0.82	(0.70)	—	—	(0.70)	8.90	9.55	210,871	0.87	1.00	7.79	54
09/30/24	8.90	0.75	0.46	1.21	(0.75)	—	—	(0.75)	9.36	14.16	406,336	0.84	0.92	8.26	49
09/30/25	9.36	0.68	(0.06)	0.62	(0.69)	—	—	(0.69)	9.29	6.93	619,674	0.79	0.86	7.35	47
Institutional Class
09/30/21	$9.63	$0.49	$1.12	$1.61	$(0.56)	$ —	$—	$(0.56)	$10.68	17.07%	$2,627	0.78%	0.97%	4.76%	135%(4)
09/30/22	10.68	0.51	(1.56)	(1.05)	(0.46)	(0.32)	(0.01)	(0.79)	8.84	(10.39)	2,139	0.77	1.15	5.17	72
09/30/23	8.84	0.71	0.11	0.82	(0.70)	—	—	(0.70)	8.96	9.59	5,644	0.77	1.21	7.89	54
09/30/24	8.96	0.77	0.47	1.24	(0.76)	—	—	(0.76)	9.44	14.40	68,834	0.74	0.92	8.36	49
09/30/25	9.44	0.69	(0.06)	0.63	(0.70)	—	—	(0.70)	9.37	6.98	102,448	0.68	0.82	7.46	47
Class R6
09/30/25(5)	$9.25(6)	$0.26	$0.15	$0.41	$(0.29)	$ —	$—	$(0.29)	$9.37	4.46%(7)	$3	0.58%(8)	698.98%(8)	7.56%(8)	47%
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding dividend and interest expense on securities sold short would have been lower by 0.01%, 0.04%, 0.04% and 0.05% for the years ended September 30, 2024, 2023, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Dynamic Diversified Income Fund and the AIG Senior Floating Rate Fund acquired on June 25, 2021 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
(5)	Represents the period from commencement of operations (May 19, 2025) through September 30, 2025.
(6)	Net asset value at the beginning of period is based on the net asset value of Class I shares on May 19, 2025.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Dividend Equity Fund
Period ended	Net asset value at beginning of period	Net investment income(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
10/31/20	$17.17	$0.55	$(2.42)	$(1.87)	$(0.60)	$ (0.58)	$(1.18)	$14.12	(11.33)%	$1,666,379	1.09%	1.09%	3.60%	68%
09/30/21(3)	14.12	0.29	2.83	3.12	(0.36)	—	(0.36)	16.88	22.13(4)	1,737,804	1.09(5)	1.09(5)	1.91(5)	83(4)(6)
09/30/22	16.88	0.28	(1.87)	(1.59)	(0.30)	(0.31)	(0.61)	14.68	(9.90)	1,398,059	0.99	1.00	1.64	12
09/30/23	14.68	0.31	1.70	2.01	(0.27)	(0.59)	(0.86)	15.83	13.59	1,388,830	0.99	1.02	1.87	13(7)
09/30/24	15.83	0.32	4.15	4.47	(0.38)	(0.43)	(0.81)	19.49	28.97	1,579,521	0.99	1.01	1.82	10
09/30/25	19.49	0.29	1.69	1.98	(0.29)	(0.97)	(1.26)	20.21	10.78	1,552,004	0.99	1.01	1.52	12
Class C
10/31/20	$17.00	$0.47	$(2.40)	$(1.93)	$(0.50)	$ (0.58)	$(1.08)	$13.99	(11.89)%	$1,117,141	1.74%	1.74%	2.99%	68%
09/30/21(3)	13.99	0.19	2.80	2.99	(0.24)	—	(0.24)	16.74	21.38(4)	806,336	1.75(5)	1.77(5)	1.27(5)	83(4)(6)
09/30/22	16.74	0.16	(1.86)	(1.70)	(0.17)	(0.31)	(0.48)	14.56	(10.54)	471,273	1.69	1.76	0.94	12
09/30/23	14.56	0.19	1.69	1.88	(0.15)	(0.59)	(0.74)	15.70	12.79	339,231	1.69	1.78	1.17	13(7)
09/30/24	15.70	0.19	4.12	4.31	(0.25)	(0.43)	(0.68)	19.33	28.08	221,858	1.69	1.78	1.12	10
09/30/25	19.33	0.15	1.69	1.84	(0.15)	(0.97)	(1.12)	20.05	10.05	131,525	1.69	1.78	0.82	12
Class Y
10/31/20	$17.14	$0.61	$(2.44)	$(1.83)	$(0.63)	$ (0.58)	$(1.21)	$14.10	(11.11)%	$1,691,794	0.88%	0.88%	3.83%	68%
09/30/21(3)(8)	14.10	0.33	2.81	3.14	(0.39)	—	(0.39)	16.85	22.33(4)	1,161,841	0.88(5)	0.88(5)	2.14(5)	83(4)(6)
09/30/22	16.85	0.32	(1.86)	(1.54)	(0.34)	(0.31)	(0.65)	14.66	(9.69)	772,987	0.74	0.74	1.89	12
09/30/23	14.66	0.34	1.70	2.04	(0.31)	(0.59)	(0.90)	15.80	13.89	675,229	0.76	0.76	2.10	13(7)
09/30/24	15.80	0.36	4.14	4.50	(0.42)	(0.43)	(0.85)	19.45	29.25	711,339	0.76	0.76	2.05	10
09/30/25	19.45	0.33	1.70	2.03	(0.34)	(0.97)	(1.31)	20.17	11.06	704,688	0.76	0.76	1.76	12
Institutional Class
09/30/21(3)(9)	$17.02	$0.07	$(0.17)	$(0.10)	$(0.08)	$ —	$(0.08)	$16.84	(0.61)%(4)	$313	0.67%(5)	3.37%(5)	2.01%(5)	83%(4)(6)
09/30/22	16.84	0.33	(1.85)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.62)	885	0.67	1.80	1.97	12
09/30/23	14.65	0.35	1.70	2.05	(0.32)	(0.59)	(0.91)	15.79	13.91	2,013	0.67	0.96	2.19	13(7)
09/30/24	15.79	0.37	4.14	4.51	(0.44)	(0.43)	(0.87)	19.43	29.31	2,989	0.67	1.12	2.14	10
09/30/25	19.43	0.35	1.70	2.05	(0.36)	(0.97)	(1.33)	20.15	11.18	3,480	0.66	0.88	1.86	12
Class R6
09/30/21(3)(10)	$17.34	$0.06	$(0.48)	$(0.42)	$(0.08)	$ —	$(0.08)	$16.84	(2.44)%(4)	$2	0.65%(5)	359.78%(5)	2.26%(5)	83%(4)(6)
09/30/22	16.84	0.32	(1.84)	(1.52)	(0.36)	(0.31)	(0.67)	14.65	(9.56)	1,510	0.65	1.76	1.99	12
09/30/23	14.65	0.36	1.70	2.06	(0.33)	(0.59)	(0.92)	15.79	13.94	974	0.65	1.39	2.20	13(7)
09/30/24	15.79	0.39	4.14	4.53	(0.44)	(0.43)	(0.87)	19.45	29.47	10,337	0.65	0.92	2.16	10
09/30/25	19.45	0.35	1.69	2.04	(0.36)	(0.97)	(1.33)	20.16	11.18	8,725	0.65	0.78	1.86	12
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The Fund changed its fiscal year end from October 31 to September 30.
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover excludes the purchases and sales of securities by the AIG Select Dividend Growth Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(7)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(8)	Effective July 16, 2021, Class W shares of the AIG Focused Dividend Strategy Fund were reorganized into Class Y shares of the Fund.
(9)	Represents the period from commencement of operations (July 19, 2021) through September 30, 2021.
(10)	Represents the period from commencement of operations (August 2, 2021) through September 30, 2021.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone High Yield Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$7.86	$0.36	$0.48	$0.84	$(0.37)	$(0.37)	$8.33	10.84%	$15,081	1.05%	1.21%	4.35%	96%
09/30/22	8.33	0.33	(1.54)	(1.21)	(0.35)	(0.35)	6.77	(14.88)	11,824	1.05	1.26	4.33	57
09/30/23	6.77	0.40(2)	0.31	0.71	(0.41)	(0.41)	7.07	10.69	11,322	1.05	1.35	5.60	70
09/30/24	7.07	0.42(2)	0.50	0.92	(0.44)	(0.44)	7.55	13.34	11,896	1.05	1.38	5.73	49
09/30/25	7.55	0.44(2)	(0.01)	0.43	(0.46)	(0.46)	7.52	5.94	10,458	1.04	1.35	5.95	47
Class C
09/30/21	$7.84	$0.26	$0.52	$0.78	$(0.31)	$(0.31)	$8.31	10.07%	$835	1.80%	2.83%	3.60%	96%
09/30/22	8.31	0.28	(1.54)	(1.26)	(0.30)	(0.30)	6.75	(15.55)	700	1.80	2.82	3.58	57
09/30/23	6.75	0.34(2)	0.31	0.65	(0.36)	(0.36)	7.04	9.74	593	1.80	3.26	4.85	70
09/30/24	7.04	0.36(2)	0.50	0.86	(0.38)	(0.38)	7.52	12.55	399	1.80	4.68	4.98	49
09/30/25	7.52	0.39(2)	(0.02)	0.37	(0.41)	(0.41)	7.48	5.07	313	1.76	4.41	5.23	47
Class Y
09/30/21	$8.09	$0.39	$0.50	$0.89	$(0.40)	$(0.40)	$8.58	11.18%	$36,447	0.80%	0.89%	4.60%	96%
09/30/22	8.58	0.39	(1.62)	(1.23)	(0.37)	(0.37)	6.98	(14.70)	22,994	0.80	0.96	4.58	57
09/30/23	6.98	0.43(2)	0.32	0.75	(0.43)	(0.43)	7.30	10.92	19,125	0.80	0.99	5.85	70
09/30/24	7.30	0.45(2)	0.52	0.97	(0.46)	(0.46)	7.81	13.60	19,263	0.80	1.06	5.98	49
09/30/25	7.81	0.48(2)	(0.01)	0.47	(0.48)	(0.48)	7.80	6.25	18,188	0.80	1.02	6.19	47
Institutional Class
09/30/21	$8.09	$0.40	$0.50	$0.90	$(0.41)	$(0.41)	$8.58	11.27%	$87,056	0.72%	0.75%	4.68%	96%
09/30/22	8.58	0.37	(1.59)	(1.22)	(0.38)	(0.38)	6.98	(14.63)	67,076	0.72	0.82	4.66	57
09/30/23	6.98	0.43(2)	0.33	0.76	(0.44)	(0.44)	7.30	11.01	69,633	0.72	0.85	5.93	70
09/30/24	7.30	0.46(2)	0.51	0.97	(0.46)	(0.46)	7.81	13.70	75,067	0.72	0.86	6.06	49
09/30/25	7.81	0.49(2)	(0.01)	0.48	(0.49)	(0.49)	7.80	6.34	78,333	0.72	0.85	6.27	47
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$39.04	$(0.07)	$8.33	$8.26	$(0.13)	$ (0.70)	$(0.83)	$46.47	21.34%	$137,477	1.22%	1.23%	(0.15)%	21%(4)
09/30/22	46.47	(0.05)	(6.26)	(6.31)	(0.15)	(1.21)	(1.36)	38.80	(14.13)	109,653	1.23	1.23	(0.11)	15(4)
09/30/23	38.80	0.02	7.50	7.52	(0.12)	(0.44)	(0.56)	45.76	19.55	130,846	1.22	1.23	0.04	18(4)
09/30/24	45.76	0.01	11.06	11.07	(0.05)	(0.31)	(0.36)	56.47	24.28	171,046	1.17	1.17	0.01	13(4)
09/30/25	56.47	(0.03)	(0.12)	(0.15)	(0.02)	(1.23)	(1.25)	55.07	(0.34)	156,500	1.18	1.18	(0.05)	12(4)
Class C
09/30/21	$36.38	$(0.36)	$7.74	$7.38	$(0.06)	$ (0.70)	$(0.76)	$43.00	20.47%	$90,388	1.93%	1.93%	(0.86)%	21%(4)
09/30/22	43.00	(0.34)	(5.74)	(6.08)	(0.07)	(1.21)	(1.28)	35.64	(14.71)	65,812	1.93	1.93	(0.81)	15(4)
09/30/23	35.64	(0.27)	6.88	6.61	(0.05)	(0.44)	(0.49)	41.76	18.70	70,076	1.94	1.94	(0.67)	18(4)
09/30/24	41.76	(0.34)	10.07	9.73	—	(0.31)	(0.31)	51.18	23.38	82,284	1.91	1.91	(0.73)	13(4)
09/30/25	51.18	(0.39)	(0.12)	(0.51)	—	(1.23)	(1.23)	49.44	(1.10)	69,865	1.93	1.93	(0.80)	12(4)
Class Y
09/30/21	$39.55	$0.05	$8.44	$8.49	$(0.16)	$ (0.70)	$(0.86)	$47.18	21.64%	$3,258,367	0.97%(5)	0.93%	0.10%	21%(4)
09/30/22	47.18	0.08	(6.36)	(6.28)	(0.18)	(1.21)	(1.39)	39.51	(13.87)	2,789,008	0.94(5)	0.95	0.17	15(4)
09/30/23	39.51	0.15	7.64	7.79	(0.15)	(0.44)	(0.59)	46.71	19.90	3,178,397	0.94	0.94	0.33	18(4)
09/30/24	46.71	0.15	11.29	11.44	(0.17)	(0.31)	(0.48)	57.67	24.61	4,288,654	0.90	0.90	0.28	13(4)
09/30/25	57.67	0.11	(0.12)	(0.01)	(0.16)	(1.23)	(1.39)	56.27	(0.09)	3,744,599	0.92	0.92	0.21	12(4)
Class Z
09/30/21	$38.75	$(—)(6)	$8.20	$8.20	$(0.13)	$ (0.70)	$(0.83)	$46.12	21.33%	$54,368	1.22%	1.25%	(0.15)%	21%(4)
09/30/22	46.12	(0.05)	(6.21)	(6.26)	(0.14)	(1.21)	(1.35)	38.51	(14.12)	37,449	1.23	1.26	(0.11)	15(4)
09/30/23	38.51	0.02	7.45	7.47	(0.12)	(0.44)	(0.56)	45.42	19.56	40,257	1.22	1.26	0.04	18(4)
09/30/24	45.42	(0.01)	10.98	10.97	(0.04)	(0.31)	(0.35)	56.04	24.24	45,835	1.21	1.24	(0.03)	13(4)
09/30/25	56.04	(0.05)	(0.13)	(0.18)	—	(1.23)	(1.23)	54.63	(0.40)	34,955	1.23	1.24	(0.10)	12(4)
Institutional Class
09/30/21	$39.64	$0.10	$8.46	$8.56	$(0.16)	$ (0.70)	$(0.86)	$47.34	21.80%	$676,846	0.85%(5)	0.84%	0.22%	21%(4)
09/30/22	47.34	0.11	(6.39)	(6.28)	(0.19)	(1.21)	(1.40)	39.66	(13.82)	407,132	0.87	0.87	0.25	15(4)
09/30/23	39.66	0.17	7.67	7.84	(0.15)	(0.44)	(0.59)	46.91	19.96	466,528	0.88	0.88	0.38	18(4)
09/30/24	46.91	0.18	11.35	11.53	(0.20)	(0.31)	(0.51)	57.93	24.70	734,206	0.85	0.85	0.34	13(4)
09/30/25	57.93	0.14	(0.13)	0.01	(0.19)	(1.23)	(1.42)	56.52	(0.04)	579,697	0.87	0.87	0.26	12(4)
Class R6
09/30/21(7)	$45.92	$0.07	$1.36	$1.43	$—	$ —	$—	$47.35	3.11%(8)	$612,500	0.80%(9)	0.82%(9)	0.27%(9)	21%(4)
09/30/22	47.35	0.14	(6.39)	(6.25)	(0.19)	(1.21)	(1.40)	39.70	(13.76)	598,238	0.81	0.82	0.31	15(4)
09/30/23	39.70	0.21	7.68	7.89	(0.16)	(0.44)	(0.60)	46.99	20.07	657,775	0.80	0.83	0.46	18(4)
09/30/24	46.99	0.21	11.37	11.58	(0.24)	(0.31)	(0.55)	58.02	24.76	763,113	0.79	0.80	0.39	13(4)
09/30/25	58.02	0.18	(0.13)	0.05	(0.22)	(1.23)	(1.45)	56.62	0.01	696,351	0.81	0.82	0.32	12(4)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.01%, 0.02% and 0.01% for the years ended September 30, 2025, 2023, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Net expenses include amounts recouped by the Adviser.
(6)	Less than $0.005 per share.
(7)	Represents the period from commencement of operations (February 22, 2021) through September 30, 2021.
(8)	Not annualized.
(9)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Mid Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$16.71	$0.01	$6.93	$6.94	$(0.03)	$ —	$(0.03)	$23.62	41.59%	$13,605	1.23%	1.55%	0.06%	33%(4)
09/30/22	23.62	0.14	(2.05)	(1.91)	(0.19)	(1.49)	(1.68)	20.03	(9.04)	12,950	1.22	1.44	0.59	27
09/30/23	20.03	0.14	1.26	1.40	(0.06)	(1.12)	(1.18)	20.25	6.86	14,596	1.24	1.51	0.66	21(4)
09/30/24	20.25	0.12	3.91	4.03	(0.20)	(0.18)	(0.38)	23.90	20.08	16,053	1.24	1.50	0.54	29(4)
09/30/25	23.90	0.14	0.95	1.09	(0.13)	(1.08)	(1.21)	23.78	4.63	14,986	1.22	1.43	0.62	32(4)
Class C
09/30/21	$16.17	$(0.15)	$6.71	$6.56	$—	$ —	$—	$22.73	40.57%	$4,167	1.98%	2.36%	(0.69)%	33%(4)
09/30/22	22.73	(0.03)	(1.97)	(2.00)	—	(1.49)	(1.49)	19.24	(9.73)	4,013	1.97	2.26	(0.16)	27
09/30/23	19.24	(0.02)	1.22	1.20	(0.02)	(1.12)	(1.14)	19.30	6.08	2,963	1.99	2.38	(0.09)	21(4)
09/30/24	19.30	(0.04)	3.71	3.67	(0.16)	(0.18)	(0.34)	22.63	19.16	1,789	1.99	2.80	(0.21)	29(4)
09/30/25	22.63	(0.02)	0.90	0.88	(0.03)	(1.08)	(1.11)	22.40	3.90	914	1.92	3.05	(0.08)	32(4)
Class Y
09/30/21	$16.78	$0.07	$6.96	$7.03	$(0.06)	$ —	$(0.06)	$23.75	41.97%	$400,865	0.98%	1.16%	0.31%	33%(4)
09/30/22	23.75	0.20	(2.06)	(1.86)	(0.25)	(1.49)	(1.74)	20.15	(8.81)	349,756	0.97	1.16	0.84	27
09/30/23	20.15	0.19	1.27	1.46	(0.07)	(1.12)	(1.19)	20.42	7.14	326,424	0.99	1.20	0.91	21(4)
09/30/24	20.42	0.18	3.93	4.11	(0.21)	(0.18)	(0.39)	24.14	20.33	172,791	0.99	1.21	0.79	29(4)
09/30/25	24.14	0.20	0.95	1.15	(0.15)	(1.08)	(1.23)	24.06	4.87	133,000	0.98	1.00	0.86	32(4)
Institutional Class
09/30/21	$16.87	$0.10	$7.00	$7.10	$(0.09)	$ —	$(0.09)	$23.88	42.16%	$456,557	0.85%	0.97%	0.44%	33%(4)
09/30/22	23.88	0.23	(2.07)	(1.84)	(0.28)	(1.49)	(1.77)	20.27	(8.68)	395,187	0.84	0.95	0.97	27
09/30/23	20.27	0.22	1.28	1.50	(0.08)	(1.12)	(1.20)	20.57	7.29	353,386	0.86	0.97	1.04	21(4)
09/30/24	20.57	0.21	3.97	4.18	(0.22)	(0.18)	(0.40)	24.35	20.51	422,311	0.86	0.98	0.92	29(4)
09/30/25	24.35	0.23	0.95	1.18	(0.17)	(1.08)	(1.25)	24.28	4.97	405,638	0.85	0.93	0.99	32(4)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.02%, 0.02% and 0.01% for the years ended September 30, 2025, 2024, 2023 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital International Growth Equity Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$7.44	$0.12	$1.57	$1.69	$(0.03)	$ —	$(0.03)	$9.10	22.73%	$10,218	1.17%	1.64%	1.06%	52%
09/30/22	9.10	0.15	(2.66)	(2.51)	(0.12)	(0.50)	(0.62)	5.97	(29.67)	6,595	1.17	1.59	1.94	32
09/30/23	5.97	0.14(3)	1.08	1.22	(0.16)	—	(0.16)	7.03	20.50	7,177	1.17	1.79	1.93	171
09/30/24	7.03	(0.04)(3)	2.41	2.37	(0.12)	(0.21)	(0.33)	9.07	34.43	9,247	1.18	1.76	(0.45)	117
09/30/25	9.07	(0.04)(3)	0.89	0.85	—	(0.81)	(0.81)	9.11	10.13	8,636	1.17	1.47	(0.45)	19
Class C
09/30/21	$7.40	$—	$1.61	$1.61	$—	$ —	$—	$9.01	21.76%	$2,727	1.95%	2.56%	0.28%	52%
09/30/22	9.01	0.08	(2.64)	(2.56)	—	(0.50)	(0.50)	5.95	(30.16)	1,086	1.95	2.72	1.16	32
09/30/23	5.95	0.08(3)	1.08	1.16	—	—	—	7.11	19.50	398	1.95	3.62	1.15	171
09/30/24	7.11	(0.10)(3)	2.45	2.35	—	(0.21)	(0.21)	9.25	33.48	1,031	1.96	4.87	(1.23)	117
09/30/25	9.25	(0.11)(3)	0.90	0.79	—	(0.81)	(0.81)	9.23	9.23	875	1.94	3.26	(1.22)	19
Class Y
09/30/21	$7.43	$0.10	$1.61	$1.71	$(0.05)	$ —	$(0.05)	$9.09	23.07%	$20,434	0.90%	1.34%	1.33%	52%
09/30/22	9.09	0.18	(2.66)	(2.48)	(0.12)	(0.50)	(0.62)	5.99	(29.43)	14,560	0.90	1.30	2.21	32
09/30/23	5.99	0.16(3)	1.08	1.24	(0.18)	—	(0.18)	7.05	20.86	13,870	0.90	1.46	2.20	171
09/30/24	7.05	(0.01)(3)	2.41	2.40	(0.14)	(0.21)	(0.35)	9.10	34.82	76,260	0.91	1.36	(0.18)	117
09/30/25	9.10	(0.02)(3)	0.89	0.87	—	(0.81)	(0.81)	9.16	10.34	82,171	0.90	1.11	(0.18)	19
Institutional Class
09/30/21	$7.43	$0.12	$1.60	$1.72	$(0.05)	$ —	$(0.05)	$9.10	23.21%	$4	0.89%	255.65%	1.34%	52%
09/30/22	9.10	0.22	(2.70)	(2.48)	(0.14)	(0.50)	(0.64)	5.98	(29.41)	5,913	0.89	1.18	2.22	32
09/30/23	5.98	0.16(3)	1.08	1.24	(0.18)	—	(0.18)	7.04	20.79	3	0.89	1.27	2.17	171
09/30/24	7.04	(0.01)(3)	2.41	2.40	(0.12)	(0.21)	(0.33)	9.11	34.81	2,973	0.87	2.28	(0.14)	117
09/30/25	9.11	(0.01)(3)	0.89	0.88	—	(0.81)	(0.81)	9.18	10.43	2,253	0.86	1.36	(0.14)	19
Class R6
09/30/23(4)	$7.66(5)	$0.01(3)	$(0.63)	$(0.62)	$—	$ —	$—	$7.04	(8.09)%(6)	$14,490	0.82%(7)	1.56%(7)	2.27%(7)	171%
09/30/24	7.04	(0.01)(3)	2.41	2.40	(0.12)	(0.21)	(0.33)	9.11	34.83	19,540	0.82	1.16	(0.08)	117
09/30/25	9.11	(0.01)(3)	0.89	0.88	—	(0.81)	(0.81)	9.18	10.45	15,846	0.78	1.00	(0.06)	19
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01% for the year ended September 30, 2024.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Represents the period from commencement of operations (August 31, 2023) through September 30, 2023.
(5)	Net asset value at the beginning of period is based on the net asset value of Institutional Class shares on August 31, 2023.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital Select Growth Fund
Period ended	Net asset value at beginning of period	Net investment loss(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$17.22	$(0.19)	$5.43	$5.24	$ (1.85)	$(1.85)	$20.61	32.30%	$841,243	1.06%(4)	1.06%	(0.96)%	35%(5)(6)
09/30/22	20.61	(0.13)	(10.02)	(10.15)	(2.16)	(2.16)	8.30	(54.73)	319,960	1.13	1.13	(0.98)	45(5)
09/30/23	8.30	(0.08)	2.17	2.09	—	—	10.39	25.18	344,359	1.16	1.20	(0.83)	27(5)
09/30/24	10.39	(0.12)	4.27	4.15	—	—	14.54	39.94	393,679	1.16	1.19	(0.90)	37(5)
09/30/25	14.54	(0.14)	4.97	4.83	—	—	19.37	33.22	454,914	1.15	1.15	(0.85)	55(5)
Class C
09/30/21^	$18.29	$(0.35)	$5.67	$5.32	$ (2.32)	$(2.32)	$21.29	31.14%	$75,082	1.86%	1.87%	(1.75)%	35%(5)(6)
09/30/22^	21.29	(0.23)	(10.05)	(10.28)	(2.71)	(2.71)	8.30	(55.02)	20,623	1.78	1.94	(1.63)	45(5)
09/30/23^	8.30	(0.14)	2.16	2.02	—	—	10.32	24.48	18,269	1.77	2.05	(1.44)	27(5)
09/30/24	10.32	(0.20)	4.24	4.04	—	—	14.36	39.15	18,051	1.77	2.04	(1.51)	37(5)
09/30/25	14.36	(0.24)	4.89	4.65	—	—	19.01	32.38	16,826	1.77	2.01	(1.47)	55(5)
Class Y
09/30/21	$18.89	$(0.16)	$5.98	$5.82	$ (1.85)	$(1.85)	$22.86	32.53%	$1,784,643	0.85%	0.85%	(0.74)%	35%(5)(6)
09/30/22	22.86	(0.11)	(11.24)	(11.35)	(2.16)	(2.16)	9.35	(54.59)	613,010	0.88	0.88	(0.72)	45(5)
09/30/23	9.35	(0.06)	2.44	2.38	—	—	11.73	25.46	600,614	0.92	0.92	(0.58)	27(5)
09/30/24	11.73	(0.10)	4.83	4.73	—	—	16.46	40.32	624,311	0.90	0.90	(0.64)	37(5)
09/30/25	16.46	(0.11)	5.64	5.53	—	—	21.99	33.60	709,761	0.87	0.90	(0.57)	55(5)
Class Z
09/30/21	$17.25	$(0.20)	$5.43	$5.23	$ (1.85)	$(1.85)	$20.63	32.17%	$570,206	1.16%(4)	1.16%	(1.05)%	35%(5)(6)
09/30/22	20.63	(0.14)	(10.02)	(10.16)	(2.16)	(2.16)	8.31	(54.73)	203,620	1.18	1.19	(1.03)	45(5)
09/30/23	8.31	(0.08)	2.17	2.09	—	—	10.40	25.15	200,700	1.17	1.25	(0.84)	27(5)
09/30/24	10.40	(0.12)	4.28	4.16	—	—	14.56	40.00	232,611	1.17	1.21	(0.91)	37(5)
09/30/25	14.56	(0.14)	4.97	4.83	—	—	19.39	33.17	257,744	1.16	1.20	(0.86)	55(5)
Institutional Class
09/30/21	$18.89	$(0.15)	$5.99	$5.84	$ (1.85)	$(1.85)	$22.88	32.65%	$2,582,030	0.79%(4)	0.79%	(0.69)%	35%(5)(6)
09/30/22	22.88	(0.10)	(11.26)	(11.36)	(2.16)	(2.16)	9.36	(54.58)	839,599	0.82	0.83	(0.67)	45(5)
09/30/23	9.36	(0.05)	2.45	2.40	—	—	11.76	25.64	783,666	0.81	0.88	(0.48)	27(5)
09/30/24	11.76	(0.08)	4.84	4.76	—	—	16.52	40.48	851,056	0.81	0.86	(0.55)	37(5)
09/30/25	16.52	(0.09)	5.66	5.57	—	—	22.09	33.72	761,973	0.79	0.85	(0.49)	55(5)
Class R6
09/30/21	$18.89	$(0.14)	$5.98	$5.84	$ (1.85)	$(1.85)	$22.88	32.65%	$498,994	0.74%	0.75%	(0.65)%	35%(5)(6)
09/30/22	22.88	(0.09)	(11.26)	(11.35)	(2.16)	(2.16)	9.37	(54.58)	270,361	0.76	0.79	(0.61)	45(5)
09/30/23	9.37	(0.05)	2.46	2.41	—	—	11.78	25.76	351,501	0.75	0.84	(0.42)	27(5)
09/30/24	11.78	(0.07)	4.84	4.77	—	—	16.55	40.49	338,421	0.75	0.83	(0.49)	37(5)
09/30/25	16.55	(0.07)	5.67	5.60	—	—	22.15	33.84	348,980	0.68	0.81	(0.38)	55(5)
^	Updated to reflect the effect of a 1 for 0.796098 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.03%, 0.03%, 0.03%, 0.04% and 0.02% for the years ended September 30, 2025, 2024, 2023, 2022, and 2021, respectively.
(4)	Net expenses include amounts recouped by the Adviser.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(6)	Portfolio turnover excludes the purchases and sales of securities by the Touchstone Sands Capital Institutional Growth Fund and the AIG Focused Growth Fund acquired on December 11, 2020 and July 16, 2021, respectively. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$10.29	$0.05	$3.91	$3.96	$—	$ (0.20)	$(0.20)	$14.05	38.68%	$5,266	1.27%	1.78%	0.39%	33%(4)
09/30/22	14.05	(0.01)	(1.21)	(1.22)	(0.03)	(1.78)	(1.81)	11.02	(10.75)	4,022	1.25	1.77	(0.05)	18(4)
09/30/23	11.02	0.01	2.03	2.04	(0.01)	(0.21)	(0.22)	12.84	18.65	7,223	1.24	1.82	0.08	14(4)
09/30/24	12.84	—(5)	2.63	2.63	(0.01)	(0.43)	(0.44)	15.03	20.91	27,890	1.25	1.66	0.02	16(4)
09/30/25	15.03	(0.02)	(0.19)	(0.21)	(0.01)	(0.17)	(0.18)	14.64	(1.51)	36,655	1.25	1.53	(0.12)	11(4)
Class C
09/30/21	$9.38	$(0.04)	$3.55	$3.51	$—	$ (0.20)	$(0.20)	$12.69	37.62%	$197	2.02%	4.51%	(0.36)%	33%(4)
09/30/22	12.69	(0.09)	(1.07)	(1.16)	(0.01)	(1.78)	(1.79)	9.74	(11.45)	162	2.00	6.81	(0.80)	18(4)
09/30/23	9.74	(0.07)	1.79	1.72	—	(0.21)	(0.21)	11.25	17.78	273	1.99	6.48	(0.67)	14(4)
09/30/24	11.25	(0.09)	2.30	2.21	—	(0.43)	(0.43)	13.03	20.08	1,436	2.00	3.67	(0.73)	16(4)
09/30/25	13.03	(0.11)	(0.16)	(0.27)	—	(0.17)	(0.17)	12.59	(2.20)	1,668	1.97	2.77	(0.83)	11(4)
Class Y
09/30/21	$10.52	$0.09	$3.98	$4.07	$(0.11)	$ (0.20)	$(0.31)	$14.28	39.02%	$49,842	1.02%	1.25%	0.64%	33%(4)
09/30/22	14.28	0.02	(1.24)	(1.22)	(0.04)	(1.78)	(1.82)	11.24	(10.58)	53,485	1.00	1.23	0.20	18(4)
09/30/23	11.24	0.04	2.08	2.12	(0.02)	(0.21)	(0.23)	13.13	18.99	88,745	0.99	1.21	0.33	14(4)
09/30/24	13.13	0.04	2.70	2.74	(0.03)	(0.43)	(0.46)	15.41	21.28	208,329	1.00	1.19	0.27	16(4)
09/30/25	15.41	0.02	(0.20)	(0.18)	(0.04)	(0.17)	(0.21)	15.02	(1.29)	196,196	1.00	1.18	0.13	11(4)
Institutional Class
09/30/21	$10.49	$0.10	$3.97	$4.07	$(0.13)	$ (0.20)	$(0.33)	$14.23	39.13%	$39,656	0.94%	1.16%	0.72%	33%(4)
09/30/22	14.23	0.04	(1.25)	(1.21)	(0.04)	(1.78)	(1.82)	11.20	(10.52)	32,834	0.92	1.14	0.28	18(4)
09/30/23	11.20	0.05	2.07	2.12	(0.02)	(0.21)	(0.23)	13.09	19.08	34,027	0.91	1.13	0.41	14(4)
09/30/24	13.09	0.05	2.68	2.73	(0.04)	(0.43)	(0.47)	15.35	21.29	38,644	0.92	1.12	0.35	16(4)
09/30/25	15.35	0.03	(0.19)	(0.16)	(0.05)	(0.17)	(0.22)	14.97	(1.15)	31,603	0.92	1.09	0.21	11(4)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01% and 0.03% for the years ended September 30, 2025, 2024, 2022 and 2021, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Cap Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Return of capital	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$20.63	$(—)	$11.98	$11.98	$(0.08)	$(0.04)	$(0.12)	$32.49	57.95%	$24,620	1.38%	1.55%	(0.02)%	29%
09/30/22	32.49	(0.01)	(3.55)	(3.56)	(0.06)	(0.07)	(0.13)	28.80	(11.04)	21,034	1.38	1.57	(0.02)	35
09/30/23	28.80	0.09	2.61	2.70	(0.01)	—	(0.01)	31.49	9.36	22,214	1.40	1.53	0.29	31(4)
09/30/24	31.49	0.15	6.78	6.93	(0.18)	—	(0.18)	38.24	22.07	25,639	1.39	1.51	0.42	17(4)
09/30/25	38.24	0.17	1.88	2.05	(0.12)	—	(0.12)	40.17	5.38	25,159	1.39	1.48	0.45	19(4)
Class C
09/30/21	$19.84	$(0.22)	$11.50	$11.28	$(0.04)	$(0.02)	$(0.06)	$31.06	56.81%	$562	2.13%	3.71%	(0.77)%	29%
09/30/22	31.06	(0.24)	(3.38)	(3.62)	(0.03)	(0.03)	(0.06)	27.38	(11.73)	272	2.13	4.21	(0.77)	35
09/30/23	27.38	(0.14)	2.49	2.35	—	—	—	29.73	8.58	322	2.15	5.19	(0.46)	31(4)
09/30/24	29.73	(0.11)	6.38	6.27	(0.13)	—	(0.13)	35.87	21.12	465	2.14	5.30	(0.33)	17(4)
09/30/25	35.87	(0.08)	1.76	1.68	—	—	—	37.55	4.68	449	2.07	4.20	(0.24)	19(4)
Class Y
09/30/21	$20.67	$0.07	$12.01	$12.08	$(0.09)	$(0.05)	$(0.14)	$32.61	58.32%	$41,793	1.13%	1.26%	0.23%	29%
09/30/22	32.61	0.08	(3.58)	(3.50)	(0.07)	(0.10)	(0.17)	28.94	(10.81)	34,156	1.13	1.27	0.23	35
09/30/23	28.94	0.17	2.63	2.80	(0.03)	—	(0.03)	31.71	9.66	35,328	1.15	1.26	0.54	31(4)
09/30/24	31.71	0.23	6.83	7.06	(0.20)	—	(0.20)	38.57	22.33	42,121	1.14	1.23	0.67	17(4)
09/30/25	38.57	0.27	1.90	2.17	(0.22)	—	(0.22)	40.52	5.65	40,806	1.14	1.20	0.70	19(4)
Institutional Class
09/30/21	$20.68	$0.11	$12.03	$12.14	$(0.10)	$(0.05)	$(0.15)	$32.67	58.59%	$9,176	0.98%	1.25%	0.38%	29%
09/30/22	32.67	0.13	(3.59)	(3.46)	(0.10)	(0.12)	(0.22)	28.99	(10.67)	7,389	0.98	1.26	0.38	35
09/30/23	28.99	0.22	2.62	2.84	(0.03)	—	(0.03)	31.80	9.81	54,449	1.00	1.20	0.69	31(4)
09/30/24	31.80	0.29	6.86	7.15	(0.22)	—	(0.22)	38.73	22.53	148,646	0.99	1.15	0.82	17(4)
09/30/25	38.73	0.33	1.91	2.24	(0.27)	—	(0.27)	40.70	5.82	117,973	0.98	1.12	0.85	19(4)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.01% and 0.02% for the years ended September 30, 2025, 2024 and 2023, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Ultra Short Duration Fixed Income Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$9.23	$0.04	$0.02	$0.06	$(0.08)	$(0.08)	$9.21	0.67%	$144,172	0.69%	0.74%	0.40%	113%
09/30/22	9.21	0.08	(0.15)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	125,115	0.69	0.74	0.81	52
09/30/23	9.01	0.33	0.07	0.40	(0.34)	(0.34)	9.07	4.51	75,540	0.69	0.76	3.57	29
09/30/24	9.07	0.47(2)	0.16	0.63	(0.46)	(0.46)	9.24	7.09	81,751	0.65	0.74	5.11	78
09/30/25	9.24	0.42(2)	0.02	0.44	(0.44)	(0.44)	9.24	4.87	138,023	0.65	0.70	4.58	80
Class C
09/30/21	$9.24	$(0.01)	$0.02	$0.01	$(0.04)	$(0.04)	$9.21	0.07%	$4,249	1.19%	1.47%	(0.10)%	113%
09/30/22	9.21	0.03	(0.14)	(0.11)	(0.08)	(0.08)	9.02	(1.18)	5,013	1.19	1.48	0.31	52
09/30/23	9.02	0.28	0.07	0.35	(0.29)	(0.29)	9.08	3.99	3,292	1.19	1.61	3.07	29
09/30/24	9.08	0.42(2)	0.16	0.58	(0.41)	(0.41)	9.25	6.55	4,266	1.15	1.61	4.61	78
09/30/25	9.25	0.38(2)	0.01	0.39	(0.39)	(0.39)	9.25	4.36	6,136	1.14	1.38	4.09	80
Class S
09/30/21	$9.23	$0.01	$0.03	$0.04	$(0.06)	$(0.06)	$9.21	0.42%	$52,456	0.94%	0.99%	0.15%	113%
09/30/22	9.21	0.05	(0.15)	(0.10)	(0.10)	(0.10)	9.01	(1.05)	42,709	0.94	0.99	0.56	52
09/30/23	9.01	0.30	0.08	0.38	(0.32)	(0.32)	9.07	4.28	35,599	0.94	1.04	3.32	29
09/30/24	9.07	0.45(2)	0.16	0.61	(0.44)	(0.44)	9.24	6.81	30,581	0.90	1.00	4.86	78
09/30/25	9.24	0.40(2)	0.03	0.43	(0.42)	(0.42)	9.25	4.73	26,134	0.90	0.96	4.33	80
Class Y
09/30/21	$9.23	$0.06	$0.03	$0.09	$(0.11)	$(0.11)	$9.21	0.92%	$296,363	0.44%	0.50%	0.65%	113%
09/30/22	9.21	0.10	(0.15)	(0.05)	(0.15)	(0.15)	9.01	(0.55)	250,473	0.44	0.50	1.06	52
09/30/23	9.01	0.35	0.08	0.43	(0.36)	(0.36)	9.08	4.88	193,680	0.44	0.52	3.82	29
09/30/24	9.08	0.49(2)	0.16	0.65	(0.48)	(0.48)	9.25	7.35	252,342	0.40	0.46	5.36	78
09/30/25	9.25	0.45(2)	0.01	0.46	(0.46)	(0.46)	9.25	5.13	513,041	0.40	0.43	4.83	80
Class Z
09/30/21	$9.23	$0.03	$0.03	$0.06	$(0.08)	$(0.08)	$9.21	0.68%	$75,058	0.69%	0.78%	0.40%	113%
09/30/22	9.21	0.10	(0.17)	(0.07)	(0.13)	(0.13)	9.01	(0.80)	50,209	0.69	0.79	0.81	52
09/30/23	9.01	0.32	0.08	0.40	(0.34)	(0.34)	9.07	4.51	41,800	0.69	0.81	3.57	29
09/30/24	9.07	0.47(2)	0.16	0.63	(0.46)	(0.46)	9.24	7.09	38,879	0.65	0.78	5.11	78
09/30/25	9.24	0.42(2)	0.03	0.45	(0.44)	(0.44)	9.25	4.99	39,484	0.65	0.74	4.58	80
Institutional Class
09/30/21	$9.22	$0.07	$0.02	$0.09	$(0.11)	$(0.11)	$9.20	0.98%	$500,705	0.39%	0.45%	0.70%	113%
09/30/22	9.20	0.13	(0.18)	(0.05)	(0.15)	(0.15)	9.00	(0.50)	230,153	0.39	0.46	1.11	52
09/30/23	9.00	0.36	0.08	0.44	(0.37)	(0.37)	9.07	4.94	136,828	0.39	0.47	3.87	29
09/30/24	9.07	0.50(2)	0.16	0.66	(0.49)	(0.49)	9.24	7.41	110,294	0.35	0.43	5.41	78
09/30/25	9.24	0.45(2)	0.02	0.47	(0.47)	(0.47)	9.24	5.18	113,278	0.35	0.39	4.88	80
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone US Quality Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
09/30/21	$10.80	$0.15	$(0.21)	$(0.06)	$(0.17)	$(0.17)	$10.57	(0.57)%	$17,997	0.84%	0.93%	1.43%	24%
09/30/22	10.57	0.18	(1.70)	(1.52)	(0.20)	(0.20)	8.85	(14.52)	11,777	0.76	0.93	1.79	19
09/30/23	8.85	0.26	(0.27)	(0.01)	(0.27)	(0.27)	8.57	(0.20)	10,949	0.76	0.96	2.82	15
09/30/24	8.57	0.29(2)	0.69	0.98	(0.30)	(0.30)	9.25	11.61	18,995	0.76	0.94	3.26	20
09/30/25	9.25	0.31(2)	(0.10)	0.21	(0.32)	(0.32)	9.14	2.40	14,457	0.76	0.93	3.48	24
Class C
09/30/21	$10.79	$0.07	$(0.21)	$(0.14)	$(0.09)	$(0.09)	$10.56	(1.32)%	$1,635	1.59%	2.37%	0.68%	24%
09/30/22	10.56	0.10	(1.69)	(1.59)	(0.13)	(0.13)	8.84	(15.18)	1,415	1.51	2.25	1.04	19
09/30/23	8.84	0.18	(0.25)	(0.07)	(0.20)	(0.20)	8.57	(0.87)	1,479	1.51	2.25	2.07	15
09/30/24	8.57	0.22(2)	0.69	0.91	(0.23)	(0.23)	9.25	10.77	1,426	1.51	2.49	2.51	20
09/30/25	9.25	0.25(2)	(0.10)	0.15	(0.26)	(0.26)	9.14	1.68	1,269	1.47	2.47	2.76	24
Class Y
09/30/21	$10.82	$0.19	$(0.22)	$(0.03)	$(0.20)	$(0.20)	$10.59	(0.32)%	$199,280	0.59%	0.60%	1.68%	24%
09/30/22	10.59	0.20	(1.70)	(1.50)	(0.23)	(0.23)	8.86	(14.37)	225,457	0.51	0.52	2.04	19
09/30/23	8.86	0.27	(0.26)	0.01	(0.29)	(0.29)	8.58	0.05	233,839	0.51	0.51	3.07	15
09/30/24	8.58	0.31(2)	0.70	1.01	(0.32)	(0.32)	9.27	12.00	279,532	0.51(3)	0.50	3.51	20
09/30/25	9.27	0.34(2)	(0.10)	0.24	(0.35)	(0.35)	9.16	2.65	301,318	0.51(3)	0.51	3.73	24
Institutional Class
09/30/21	$10.82	$0.19	$(0.21)	$(0.02)	$(0.21)	$(0.21)	$10.59	(0.22)%	$216,914	0.49%	0.57%	1.78%	24%
09/30/22	10.59	0.21	(1.70)	(1.49)	(0.24)	(0.24)	8.86	(14.29)	243,902	0.41	0.49	2.14	19
09/30/23	8.86	0.28	(0.26)	0.02	(0.30)	(0.30)	8.58	0.15	250,604	0.41	0.48	3.17	15
09/30/24	8.58	0.32(2)	0.70	1.02	(0.33)	(0.33)	9.27	12.10	274,926	0.41	0.48	3.60	20
09/30/25	9.27	0.35(2)	(0.11)	0.24	(0.35)	(0.35)	9.16	2.76	264,417	0.41	0.47	3.83	24
Class R6
09/30/22(4)	$10.51	$0.19	$(1.61)	$(1.42)	$(0.23)	$(0.23)	$8.86	(13.72)%(5)	$2	0.37%(6)	238.46%(6)	2.18%(6)	19%
09/30/23	8.86	0.26	(0.24)	0.02	(0.30)	(0.30)	8.58	0.18	23,402	0.37	0.46	3.21	15
09/30/24	8.58	0.33(2)	0.68	1.01	(0.33)	(0.33)	9.26	12.02	26,225	0.37	0.47	3.65	20
09/30/25	9.26	0.35(2)	(0.10)	0.25	(0.36)	(0.36)	9.15	2.79	32,234	0.37	0.45	3.87	24
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
(3)	Net expenses include amounts recouped by the Adviser.
(4)	Represents the period from commencement of operations (November 22, 2021) through September 30, 2022.
(5)	Not annualized.
(6)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
September 30, 2025
1. Organization
The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following twelve funds (individually, a “Fund,” and collectively, the “Funds”):
Touchstone Active Bond Fund ("Active Bond Fund”)
Touchstone Ares Credit Opportunities Fund ("Ares Credit Opportunities Fund”)
Touchstone Dividend Equity Fund ("Dividend Equity Fund”)
Touchstone High Yield Fund ("High Yield Fund”)
Touchstone Mid Cap Fund ("Mid Cap Fund”)
Touchstone Mid Cap Value Fund ("Mid Cap Value Fund”)
Touchstone Sands Capital International Growth Equity Fund ("Sands Capital International Growth Equity Fund”)
Touchstone Sands Capital Select Growth Fund ("Sands Capital Select Growth Fund”)
Touchstone Small Cap Fund ("Small Cap Fund”)
Touchstone Small Cap Value Fund ("Small Cap Value Fund”)
Touchstone Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fixed Income Fund”)
Touchstone US Quality Bond Fund (formerly Touchstone Impact Bond Fund) ("US Quality Bond Fund”)
Each Fund is diversified, with the exception of the Sands Capital Select Growth Fund which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6
Active Bond Fund	X	X		X		X
Ares Credit Opportunities Fund	X	X		X		X	X
Dividend Equity Fund	X	X		X		X	X
High Yield Fund	X	X		X		X
Mid Cap Fund	X	X		X	X	X	X
Mid Cap Value Fund	X	X		X		X
Sands Capital International Growth Equity Fund	X	X		X		X	X
Sands Capital Select Growth Fund	X	X		X	X	X	X
Small Cap Fund	X	X		X		X
Small Cap Value Fund	X	X		X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X	X
US Quality Bond Fund	X	X		X		X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund held Level 3 categorized securities during the year ended September 30, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Bank Loans – The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan

Notes to Financial Statements (Continued)
Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, Secured Overnight Financing Rate (“SOFR”) or a similar reference rate.
The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.
Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statements of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans.
As of September 30, 2025, the Ares Credit Opportunities Fund did not hold any unfunded loan commitments.
Collateralized Loan Obligations — The Active Bond Fund, Ares Credit Opportunities Fund and Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.
Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Notes to Financial Statements (Continued)
There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.
Warrants — The Funds may invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the holder the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.
Futures Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Active Bond Fund and Ares Credit Opportunities Fund may enter into swap transactions to help enhance the value of their portfolios or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in

Notes to Financial Statements (Continued)
accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Forward foreign currency contracts — The Active Bond Fund and Ares Credit Opportunities Fund may enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.
During the year ended September 30, 2025, the Ares Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.
Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow.

Notes to Financial Statements (Continued)
PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.
Derivative instruments and hedging activities — The Active Bond Fund and Ares Credit Opportunities Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of September 30, 2025, the Funds' assets and liabilities that were subject to a MNA on a gross basis were as follows:
	Assets	Liabilities
Ares Credit Opportunities Fund
Forwards - Foreign Currency Contracts	$20,184	$—
Total	$20,184	$—
The following table presents the Ares Credit Opportunities Fund's assets and liabilities net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of September 30, 2025:
Counterparty	Derivative Type	Gross Amount of Recognized Assets	Gross Amount Available for Offset in Statement of Assets and Liabilities	Non-Cash Collateral Received	Cash Collateral Received	Net Amount(1)
Wells Fargo	Forward-Foreign Currency Contracts	$20,184	$—	$—	$—	$20,184
(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

Notes to Financial Statements (Continued)
The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of September 30, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Active Bond Fund	Futures Contracts - Interest Rate Contracts(1)	$16,614	$218,291
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts(2)	174,935	—
	Written Options - Equity Contracts(3)	—	12,400
	Forwards - Foreign Currency Contracts(4)	20,184	—
	Swap Agreements - Credit Contracts(5)	6,277	22,513
(1)	Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.
(2)	Statements of Assets and Liabilities Location: Investments, at market value.
(3)	Statements of Assets and Liabilities Location: Written options, at market value.
(4)	Statements of Assets and Liabilities Location: Unrealized appreciation (depreciation) on forward foreign currency contracts.
(5)	Statements of Assets and Liabilities Location: Payable for variation margin on swap agreements. Variation margin reported in the Portfolio of Investments and other tables in the Notes to the Financial Statements is the cumulative unrealized appreciation (depreciation).
The following table sets forth the effect of the Funds' derivative financial instruments by primary risk exposure on the Statements of Operations for the year ended September 30, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts(1)	$253,799	$(201,677)
	Swap Agreements - Credit Contracts(2)	(193,249)	(151)
Ares Credit Opportunities Fund	Purchased Options - Equity Contracts(3)	(141,147)	(8,531)
	Written Options - Equity Contracts(4)	(16,521)	(200)
	Forwards - Foreign Currency Exchange Contracts(5)	(881,057)	124,099
	Swap Agreements - Credit Contracts(2)	(18,230)	(1,284)
(1)	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
(3)	Statements of Operations Location: Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments, respectively.
(4)	Statements of Operations Location: Net realized losses on written options and Net change in unrealized appreciation (depreciation) on written options, respectively.
(5)	Statements of Operations Location: Net realized losses on forward foreign currency contracts and Net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.
For the year ended September 30, 2025, the average quarterly balances of outstanding derivative financial instruments for the Active Bond Fund and Ares Credit Opportunities Fund were as follows:
	Active Bond Fund	Ares Credit Opportunities Fund
Equity Contracts:
Purchased Options - Cost	$—	$96,786
Written Options - Premiums received	—	7,480
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	4,184,000	569,250
Credit Default Swaps (sell protection) - Notional value	—	400,000
Forward currency exchange contracts:
U.S. dollar amount received	—	13,662,831
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	46,068,852	—
Futures Contracts (short) - Notional Value	6,807,259	—
Portfolio securities loaned — The Funds may lend their portfolio securities, with the exception of the Ultra Short Duration Fixed Income Fund. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities

Notes to Financial Statements (Continued)
or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of September 30, 2025, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Active Bond Fund	Corporate Bonds	$321,751	$334,498	$12,747
Ares Credit Opportunities Fund	Corporate Bonds	5,951,804	6,167,072	215,268
High Yield Fund	Corporate Bonds	1,464,419	1,527,748	63,329
Sands Capital Select Growth Fund	Common Stocks	14,435,388	15,005,072	569,684
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund, Ultra Short Duration Fixed Income Fund and US Quality Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and US Quality Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, S, Y, Z, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%

Notes to Financial Statements (Continued)
if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Mid Cap Fund, Sands Capital International Growth Equity Fund, Sands Capital Select Growth Fund and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Dividend Equity Fund, Mid Cap Value Fund and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders. The Active Bond Fund, Ares Credit Opportunities Fund, High Yield Fund and US Quality Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Recent Accounting Pronouncements —In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statements.

Notes to Financial Statements (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended September 30, 2025:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund	Mid Cap Fund(1)	Mid Cap Value Fund(1)
Purchases of investment securities	$58,098,473	$583,069,769	$273,828,984	$48,014,790	$688,539,460	$184,910,950
Proceeds from sales and maturities	$37,529,292	$344,941,024	$576,830,776	$48,036,353	$915,158,031	$189,141,851
	Sands Capital International Growth Equity Fund	Sands Capital Select Growth Fund(1)	Small Cap Fund(1)	Small Cap Value Fund(1)	Ultra Short Duration Fixed Income Fund	US Quality Bond Fund
Purchases of investment securities	$18,659,876	$1,300,677,540	$37,818,655	$35,678,259	$646,195,076	$38,315,094
Proceeds from sales and maturities	$33,873,732	$1,432,690,633	$28,956,860	$46,117,325	$472,752,455	$53,133,498
(1)	The Mid Cap Fund, the Mid Cap Value Fund, the Sands Capital Select Growth Fund, the Small Cap Fund and the Small Cap Value Fund had redemption-in-kinds out of the Fund of $563,744,904, $75,981,469, $500,366,369, $20,869,222 and $25,278,824, respectively, which are excluded from the proceeds from sales and maturities.
For the year ended September 30, 2025, purchases and proceeds from sales and maturities in U.S. Government Securities were $386,899,151 and $396,253,988, respectively, for the Active Bond Fund, $0 and $789,657, respectively, for the Ultra Short Duration Fixed Income Fund and $116,354,184, and $87,903,107, respectively, for the US Quality Bond Fund. There were no purchases or proceeds from sales and maturities of U.S. Government Securities by the remaining Funds for the year ended September 30, 2025.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are  also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $386,856 for the Funds’ Board for the year ended September 30, 2025.

Notes to Financial Statements (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Active Bond Fund	0.38% on the first $200 million 0.30% on such assets over $200 million
Ares Credit Opportunities Fund(1)	0.56% on the first $1 billion 0.535% on the next $500 million 0.51% on such assets over $1.5 billion
Dividend Equity Fund	0.55% on the first $1 billion 0.50% on such assets over $1 billion
High Yield Fund	0.60% on the first $50 million 0.50% on the next $250 million 0.45% on such assets over $300 million
Mid Cap Fund	0.80% on the first $1 billion 0.70% on the next $500 million 0.60% on such assets over $1.5 billion
Mid Cap Value Fund(2)	0.64% on the first $750 million 0.60% on such assets over $750 million
Sands Capital International Growth Equity Fund	0.65% on the first $1 billion 0.60% on such assets over $1 billion
Sands Capital Select Growth Fund	0.675% on the first $1 billion 0.60% on the next $1 billion 0.55% on the next $2 billion 0.52% on such assets over $4 billion
Small Cap Fund	0.85% on the first $250 million 0.80% on the next $250 million 0.70% on such assets over $500 million
Small Cap Value Fund(3)	0.85% on the first $150 million 0.78% on such assets over $150 million
Ultra Short Duration Fixed Income Fund	0.18% on the first $500 million 0.16% on such assets over $500 million
US Quality Bond Fund	0.30% on the first $200 million 0.225% on such assets over $200 million
(1)	Prior to March 1, 2025, the Fund paid 0.60% on all assets.
(2)	Prior to June 1, 2025, the Fund paid 0.75% on all assets.
(3)	Prior to June 1, 2025, the Fund paid 0.85% on all assets.
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Ares Capital Management II LLC	London Company of Virginia, LLC d/b/a The London Company
Ares Credit Opportunities Fund	Mid Cap Fund
EARNEST Partners LLC	Small Cap Fund
US Quality Bond Fund	Sands Capital Management, LLC
Fort Washington Investment Advisors, Inc.(1)	Sands Capital International Growth Equity Fund
Active Bond Fund	Sands Capital Select Growth Fund
Dividend Equity Fund
High Yield Fund
Ultra Short Duration Fixed Income Fund
Leeward Investments, LLC
Mid Cap Value Fund
Small Cap Value Fund
(1)	Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage

Notes to Financial Statements (Continued)
commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class S	Class Y	Class Z	Institutional Class	Class R6	Termination Date
Active Bond Fund(1)	0.83%	1.50%	—	0.58%	—	0.50%	—	January 29, 2026
Ares Credit Opportunities Fund(2)	0.99%	1.71%	—	0.76%	—	0.65%	0.58%	May 29, 2026
Dividend Equity Fund(3)	0.99%	1.69%	—	0.77%	—	0.65%	0.65%	January 29, 2026
High Yield Fund(4)	1.04%	1.74%	—	0.80%	—	0.72%	—	January 29, 2026
Mid Cap Fund	1.21%	1.96%	—	0.96%	1.21%	0.89%	0.79%	January 29, 2026
Mid Cap Value Fund(5)	1.15%	1.90%	—	0.92%	—	0.82%	—	June 29, 2026
Sands Capital International Growth Equity Fund(6)	1.17%	1.93%	—	0.90%	—	0.86%	0.78%	January 29, 2026
Sands Capital Select Growth Fund	1.13%	1.74%	—	0.84%	1.13%	0.76%	0.65%	January 29, 2026
Small Cap Fund(7)	1.24%	1.94%	—	0.99%	—	0.91%	—	January 29, 2026
Small Cap Value Fund(8)	1.34%	1.99%	—	1.09%	—	0.93%	—	June 29, 2026
Ultra Short Duration Fixed Income Fund(9)	0.65%	1.14%	0.90%	0.40%	0.65%	0.35%	—	January 29, 2026
US Quality Bond Fund(10)	0.76%	1.45%	—	0.51%	—	0.41%	0.37%	January 29, 2026
(1)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.56%.
(2)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.43%. Prior to March 1, 2025, the expense limitation for Class A, Class Y and Institutional Class shares was 1.03%, 0.83% and 0.73%, respectively.
(3)	Prior to January 29, 2025, the expense limitation for Institutional Class shares was 0.67%.
(4)	Prior to January 29, 2025, the expense limitations for Class A and C shares were 1.05% and 1.80%, respectively.
(5)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.97%. Prior to June 1, 2025, the expense limitation for Class A, Class C, Class Y and Institutional Class shares was 1.22%, 1.91%, 0.97% and 0.84%, respectively.
(6)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.95%.
(7)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.99%.
(8)	Prior to January 29, 2025, the expense limitation for Class C shares was 2.13%. Prior to June 1, 2025, the expense limitation for Class A, Class C, Class Y and Institutional Class shares was 1.38%, 2.00%, 1.13% and 0.98%, respectively.
(9)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.15%.
(10)	Prior to January 29, 2025, the expense limitation for Class C shares was 1.51%.
The Expense Limitation Agreement, with respect to each Fund, can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.
During the year ended September 30, 2025, the Adviser or its affiliates waived or reimbursed investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Active Bond Fund	$—	$98,405	$262,968	$361,373
Ares Credit Opportunities Fund	—	60,850	667,112	727,962
Dividend Equity Fund	—	450	445,721	446,171
High Yield Fund	—	86,414	94,807	181,221
Mid Cap Fund	—	—	46,151	46,151
Mid Cap Value Fund	—	163,624	251,688	415,312
Sands Capital International Growth Equity Fund	—	75,928	169,894	245,822
Sands Capital Select Growth Fund	—	486,626	713,916	1,200,542
Small Cap Fund	—	95,385	447,520	542,905
Small Cap Value Fund	—	102,569	138,900	241,469
Ultra Short Duration Fixed Income Fund	—	—	295,549	295,549
US Quality Bond Fund	—	17,486	211,558	229,044
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's

Notes to Financial Statements (Continued)
operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of September 30, 2025, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before September 30, 2026	Expires on or before September 30, 2027	Expires on or before September 30, 2028	Total
Active Bond Fund	$163,390	$187,070	$184,936	$535,396
Ares Credit Opportunities Fund	209,014	295,053	516,193	1,020,260
Dividend Equity Fund	17,239	21,336	18,497	57,072
High Yield Fund	138,443	168,231	149,701	456,375
Mid Cap Fund	191,897	100,707	46,151	338,755
Mid Cap Value Fund	1,215,259	1,152,268	370,405	2,737,932
Sands Capital International Growth Equity Fund	138,906	248,643	214,543	602,092
Sands Capital Select Growth Fund	1,015,554	842,429	1,159,577	3,017,560
Small Cap Fund	267,374	414,842	440,905	1,123,121
Small Cap Value Fund	163,082	190,056	214,806	567,944
Ultra Short Duration Fixed Income Fund	405,681	258,285	246,294	910,260
US Quality Bond Fund	186,285	199,402	190,417	576,104
For the year ended September 30, 2025, the Adviser recouped previously waived fees or reimbursed expenses from US Quality Bond Fund of $8,300.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

Notes to Financial Statements (Continued)
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares (except the Ultra Short Duration Fixed Income Fund) pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets. Under the Class S plan, the Ultra Short Duration Fixed Income Fund pays an annual shareholder servicing fee not to exceed 0.50% of average daily net assets that are attributable to Class S shares (of which up to 0.25% is a distribution fee and up to 0.25% is a shareholder servicing fee). Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee not to exceed 0.25% of average daily net assets that are attributable to Class Z shares owned by investors for which the shareholder servicing agent maintains a servicing relationship.
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the year ended September 30, 2025:
Fund	Amount
Active Bond Fund	$ 4,168
Ares Credit Opportunities Fund	9,892
Dividend Equity Fund	18,811
High Yield Fund	1,343
Mid Cap Fund	7,419
Mid Cap Value Fund	396
Sands Capital International Growth Equity Fund	146
Sands Capital Select Growth Fund	10,719
Small Cap Fund	3,143
Small Cap Value Fund	227
Ultra Short Duration Fixed Income Fund	7,524
US Quality Bond Fund	374
In addition, the Distributor collected CDSC on the redemption of Class A and Class C shares of the Funds listed below during the year ended September 30, 2025:
Fund	Class A	Class C
Active Bond Fund	$ 364	$ 69
Ares Credit Opportunities Fund	—	214
Dividend Equity Fund	—	1,243
Mid Cap Fund	—	745
Sands Capital Select Growth Fund	—	27
Ultra Short Duration Fixed Income Fund	60	300
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the year ended September 30, 2025, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period

Notes to Financial Statements (Continued)
determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the year ended September 30, 2025, the following Funds utilized ReFlow. The number of shares ReFlow subscribed to and dollar amount of redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Mid Cap Fund	11,484,221	$ 563,744,904
Mid Cap Value Fund	3,531,630	75,981,469
Sands Capital Select Growth Fund	27,949,372	500,366,369
Small Cap Fund	1,831,658	20,869,222
Small Cap Value Fund	724,367	25,278,824
Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the year ended September 30, 2025, the following Funds participated as lenders in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income(1)
Mid Cap Fund	$ 699,915	5.06%	$ 36,264
Sands Capital Select Growth Fund	$ 6,997	4.89%	$ 347
(1)	Included in Interest in the Statements of Operations.
During the year ended September 30, 2025, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense(1)
Ares Credit Opportunities Fund	$ 11,255	4.90%	$ 559
Dividend Equity Fund	$ 49,841	5.10%	$ 2,614
Mid Cap Value Fund	$ 54,360	4.90%	$ 2,708
Sands Capital Select Growth Fund	$ 106,872	5.26%	$ 5,715
Small Cap Value Fund	$ 5,550	5.18%	$ 293
US Quality Bond Fund	$ 46,882	4.90%	$ 2,329
(1)	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Notes to Financial Statements (Continued)
The tax character of distributions paid for the years ended September 30, 2025 and September 30, 2024 are as follows:
	Active Bond Fund		Ares Credit Opportunities Fund		Dividend Equity Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
From ordinary income	$10,547,726	$9,883,689	$57,417,185	$37,965,905	$41,370,263	$54,629,657
From long-term capital gains	—	—	—	—	117,548,952	60,813,066
Total distributions	$10,547,726	$9,883,689	$57,417,185	$37,965,905	$158,919,215	$115,442,723
	High Yield Fund		Mid Cap Fund		Mid Cap Value Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
From ordinary income	$6,605,372	$6,316,657	$21,245,354	$34,387,780	$9,297,964	$7,061,535
From long-term capital gains	—	—	126,303,466	13,902,545	21,753,593	5,867,158
Total distributions	$6,605,372	$6,316,657	$147,548,820	$48,290,325	$31,051,557	$12,928,693
	Sands Capital International Growth Equity Fund		Sands Capital Select Growth Fund		Small Cap Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
From ordinary income	$10	$656,191	$—	$—	$2,279,503	$815,292
From long-term capital gains	9,573,557	1,017,871	—	—	1,488,371	4,031,898
Total distributions	$9,573,567	$1,674,062	$—	$—	$3,767,874	$4,847,190
	Small Cap Value Fund		Ultra Short Duration Fixed Income Fund		US Quality Bond Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
From ordinary income	$1,255,702	$705,636	$35,435,938	$25,321,141	$23,117,438	$20,419,077
From long-term capital gains	—	—	—	—	—	—
Total distributions	$1,255,702	$705,636	$35,435,938	$25,321,141	$23,117,438	$20,419,077
The following information is computed on a tax basis for each item as of September 30, 2025:
	Active Bond Fund	Ares Credit Opportunities Fund	Dividend Equity Fund	High Yield Fund
Tax cost of portfolio investments	$276,811,162	$884,747,192	$1,983,549,377	$109,130,088
Gross unrealized appreciation on investments	3,473,519	31,462,789	652,797,567	2,255,668
Gross unrealized depreciation on investments	(11,682,188)	(30,208,077)	(218,526,434)	(3,190,620)
Net unrealized appreciation (depreciation) on investments	(8,208,669)	1,254,712	434,271,133	(934,952)
Gross unrealized appreciation on derivatives	—	66,842	—	—
Gross unrealized depreciation on derivatives	—	(762)	—	—
Net unrealized appreciation (depreciation) on derivatives	—	66,080	—	—
Capital loss carryforwards	(125,624,004)	(89,723,447)	—	(21,968,479)
Undistributed ordinary income	59,890	1,964,839	13,374,265	33,958
Undistributed capital gains	—	—	75,527,029	—
Other temporary differences	(210,327)	—	—	—
Accumulated earnings (deficit)	$(133,983,110)	$(86,437,816)	$523,172,427	$(22,869,473)

Notes to Financial Statements (Continued)
	Mid Cap Fund	Mid Cap Value Fund	Sands Capital International Growth Equity Fund	Sands Capital Select Growth Fund
Tax cost of portfolio investments	$3,928,511,872	$415,229,733	$76,248,745	$1,514,314,423
Gross unrealized appreciation on investments	1,634,547,928	159,180,006	31,478,223	1,132,989,144
Gross unrealized depreciation on investments	(277,524,447)	(20,061,135)	(5,083,974)	(79,531,910)
Net unrealized appreciation (depreciation) on investments	1,357,023,481	139,118,871	26,394,249	1,053,457,234
Gross unrealized appreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	26,659	—
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	(862,843)	—
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	—	—	(836,184)	—
Capital loss carryforwards	—	—	(7,980,788)	—
Qualified late year losses	—	—	—	(10,229,164)
Undistributed ordinary income	—	5,819,592	251,494	—
Undistributed capital gains	97,517,602	12,006,568	—	13,787,973
Accumulated earnings (deficit)	$1,454,541,083	$156,945,031	$17,828,771	$1,057,016,043
	Small Cap Fund	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund	US Quality Bond Fund
Tax cost of portfolio investments	$224,152,114	$156,864,880	$847,245,243	$641,556,176
Gross unrealized appreciation on investments	58,440,537	40,385,607	2,198,829	4,359,038
Gross unrealized depreciation on investments	(18,689,860)	(11,461,366)	(2,810,123)	(36,406,828)
Net unrealized appreciation (depreciation) on investments	39,750,677	28,924,241	(611,294)	(32,047,790)
Capital loss carryforwards	(3,050,983)	(1,539,301)	(112,889,358)	(22,935,387)
Undistributed ordinary income	287,010	1,191,531	1,107,488	316,810
Other temporary differences	—	—	(122,877)	—
Accumulated earnings (deficit)	$36,986,704	$28,576,471	$(112,516,041)	$(54,666,367)
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of September 30, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Active Bond Fund*	$ 61,122,272	$ 64,501,732	$ 125,624,004
Ares Credit Opportunities Fund*	12,319,895	77,403,552	89,723,447
High Yield Fund	1,792,363	20,176,116	21,968,479
Sands Capital International Growth Equity Fund*	3,456,540	4,524,248	7,980,788
Small Cap Fund	754,260	2,296,723	3,050,983
Small Cap Value Fund	1,539,301	—	1,539,301
Ultra Short Duration Fixed Income Fund*	37,167,649	75,721,709	112,889,358
US Quality Bond Fund	1,107,873	21,827,514	22,935,387
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended September 30, 2025, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Sands Capital International Growth Equity Fund	$ 1,119,429
Sands Capital Select Growth Fund	201,446,158
Small Cap Value Fund	2,818,350

Notes to Financial Statements (Continued)
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2025, the following Fund elected to defer the following losses:
Fund	Realized Capital Losses	Ordinary Losses	Total
Sands Capital Select Growth Fund	$ —	$ 10,229,164	$ 10,229,164
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital as presented on the Statements of Assets and Liabilities. These reclassifications have no impact on the net assets or NAV per share of the Funds. The following reclassifications, which are primarily attributed to the tax treatment of deemed distributions on shareholder redemptions, in-kind distributions on shareholder redemptions, net operating loss, and various temporary book/tax differences due to mergers have been made to the following Funds for the year ended September 30, 2025:
Fund	Paid-In Capital	Distributable Earnings
Ares Credit Opportunities Fund	$ (35,313)	$ 35,313
Dividend Equity Fund	5,699,985	(5,699,985)
Mid Cap Fund	234,903,529	(234,903,529)
Mid Cap Value Fund	30,740,166	(30,740,166)
Sands Capital Select Growth Fund	239,086,506	(239,086,506)
Small Cap Fund	8,082,424	(8,082,424)
Small Cap Value Fund	8,387,702	(8,387,702)
Ultra Short Duration Fixed Income Fund	(23,262)	23,262
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.

Notes to Financial Statements (Continued)
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Leverage – The use of leverage (borrowing money to purchase properties or securities) will cause the Fund to incur additional expenses and significantly magnify losses in the event of underperformance of the assets purchased with borrowed money. In addition, a lender may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Touchstone Funds Group Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Touchstone Funds Group Trust (the “Trust”) (comprising Touchstone Active Bond Fund, Touchstone Ares Credit Opportunities Fund, Touchstone Dividend Equity Fund, Touchstone High Yield Fund, Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Sands Capital International Growth Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, Touchstone Small Cap Value Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone US Quality Bond Fund (formerly, Touchstone Impact Bond Fund) (collectively referred to as the “Funds”)), including the portfolios of investments, as of September 30, 2025, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Touchstone Funds Group Trust at September 30, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Touchstone Funds Group Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Touchstone Active Bond Fund
Touchstone Ares Credit Opportunities Fund
Touchstone High Yield Fund
Touchstone Mid Cap Fund
Touchstone Mid Cap Value Fund
Touchstone Sands Capital International Growth Equity Fund
Touchstone Sands Capital Select Growth Fund
Touchstone Small Cap Fund
Touchstone Small Cap Value Fund
Touchstone Ultra Short Duration Fixed Income Fund
Touchstone US Quality Bond Fund
(formerly, Touchstone Impact Bond Fund)	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the five years in the period ended September 30, 2025
Touchstone Dividend Equity Fund	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the four years in the period ended September 30, 2025
The financial highlights for the period from November 1, 2020 to September 30, 2021 and for the year ended October 31, 2020 for the Touchstone Dividend Equity Fund were audited by other auditors whose reports dated November 22, 2021 and December 23, 2020 expressed unqualified opinions on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Report of Independent Registered Public Accounting Firm (Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Touchstone Investments’ investment companies since 1999.
Cincinnati, Ohio
November 21, 2025

Other Items (Unaudited)
Qualified Dividend Income
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2025 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates. The Funds intend to pass through the maximum allowable percentage for Form 1099 Div.
Dividend Equity Fund	100.00%
Mid Cap Fund	100.00%
Mid Cap Value Fund	100.00%
Small Cap Fund	100.00%
Small Cap Value Fund	100.00%
Dividend Received Deduction
For corporate shareholders, the following ordinary distributions paid during the fiscal year ended September 30, 2025 qualify for the corporate dividends received deduction. The Funds intend to pass through the maximum allowable percentage.
Dividend Equity Fund	100.00%
Mid Cap Fund	100.00%
Mid Cap Value Fund	100.00%
Small Cap Fund	100.00%
Small Cap Value Fund	100.00%
For the fiscal year ended September 30, 2025, the Funds designated long-term capital gains as follows:
Dividend Equity Fund	$ 117,548,952
Mid Cap Fund	$ 126,303,466
Mid Cap Value Fund	$ 21,753,593
Sands Capital International Growth Equity Fund	$ 9,573,557
Small Cap Fund	$ 1,488,371
Foreign Tax Income and Foreign Tax Credit
The Sands Capital International Growth Equity Fund intends to pass through a foreign tax credit to the shareholders. For the fiscal year ended September 30, 2025, the total amount of foreign source income is $698,678 or $0.06 per share. The total amount of foreign taxes to be paid is $101,293 or $0.01 per share. Shareholder’s allocable share of the foreign tax credit will be reported on Form 1099 Div.
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TFGT-AR-NCSR-2509

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	12/1/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date: 12/1/2025

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date:	12/1/2025